UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	Rajib Chanda
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center
Milwaukee, Wisconsin 53202	700 12th Street, N.W., Suite 900
Washington, D.C. 20005-3948

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 3/31/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

SEMIANNUAL

REPORT

March 31, 2012

ARTISAN GLOBAL EQUITY FUND

ARTISAN GLOBAL VALUE FUND

ARTISAN GROWTH OPPORTUNITIES FUND

ARTISAN INTERNATIONAL FUND

ARTISAN INTERNATIONAL SMALL CAP FUND

ARTISAN INTERNATIONAL VALUE FUND

ARTISAN MID CAP FUND

ARTISAN MID CAP VALUE FUND

ARTISAN SMALL CAP FUND

ARTISAN SMALL CAP VALUE FUND

ARTISAN VALUE FUND

ARTISAN FUNDS

INVESTOR SHARES

SCHEDULES OF INVESTMENTS
2	Artisan Global Equity Fund
5	Artisan Global Value Fund
7	Artisan Growth Opportunities Fund
10	Artisan International Fund
13	Artisan International Small Cap Fund
15	Artisan International Value Fund
18	Artisan Mid Cap Fund
21	Artisan Mid Cap Value Fund
23	Artisan Small Cap Fund
26	Artisan Small Cap Value Fund
29	Artisan Value Fund

31	STATEMENTS OF ASSETS AND LIABILITIES

37	STATEMENTS OF OPERATIONS

43	STATEMENTS OF CHANGES IN NET ASSETS

49	FINANCIAL HIGHLIGHTS

60	NOTES TO FINANCIAL STATEMENTS

82	SHAREHOLDER EXPENSE EXAMPLE

85	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

90	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

91	PROXY VOTING POLICIES AND PROCEDURES

91	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus, which contains that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanfunds.com. Read it carefully before you invest or send money.

Artisan Funds are offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 97.6%

AUSTRALIA - 1.9%
QBE Insurance Group Limited	15,659	$230

BRAZIL - 2.3%
Arcos Dorados Holdings, Inc., Class A	9,999	181
Banco Daycoval SA, Preferred(1)	20,000	107

		288
CANADA - 0.9%
Canadian National Railway Company	1,340	106

CHINA - 2.5%
China Mobile Limited	13,100	144
Sun Art Retail Group Ltd.(2)	120,500	163

		307
DENMARK - 1.2%
Novo Nordisk A/S, Class B	1,090	151

FRANCE - 7.7%
Air Liquide SA	1,053	140
Christian Dior SA	1,142	175
DANONE S.A.	1,785	125
Eurofins Scientific	1,569	171
Pernod Ricard SA	1,599	167
Schneider Electric SA	2,492	163

		941
GERMANY - 3.1%
Brenntag AG	1,151	141
ElringKlinger AG	4,104	118
Wirecard AG	6,509	124

		383
HONG KONG - 4.6%
AIA Group Ltd.	82,595	303
Samsonite International SA(2)	73,166	133
Sands China Ltd.	31,558	123

		559
INDIA - 2.4%
Housing Development Finance Corporation Ltd.	21,912	290

INDONESIA - 1.0%
PT Bank Rakyat Indonesia (Persero) Tbk	155,000	118

IRELAND - 1.0%
Glanbia plc	16,652	123

JAPAN - 6.8%
CALBEE, Inc.	3,100	$158
CANON INC.	2,800	132
JAPAN TOBACCO INC.	31	175
Kao Corporation	7,600	199
LAWSON, INC.	2,800	176

		840
KOREA - 1.4%
Samsung Electronics Co., Ltd.	156	176

LUXEMBOURG - 1.1%
L’Occitane International SA	54,000	129

NETHERLANDS - 3.2%
Akzo Nobel N.V.	3,122	184
Unilever NV (DR)	6,315	215

		399
PERU - 1.2%
Credicorp Ltd.	1,163	153

PHILIPPINES - 1.3%
Alliance Global Group, Inc.	542,630	159

SWITZERLAND - 6.6%
Julius Baer Group Ltd.	3,026	122
Nestle SA	6,100	384
Sonova Holding AG	1,160	129
Swatch Group AG - Bearer Shares	382	176

		811
UNITED KINGDOM - 9.4%
APR Energy PLC(2)	8,128	123
Experian PLC	8,637	135
HSBC Holdings plc	25,079	223
Prudential plc	16,128	193
SABMiller plc	5,751	231
Standard Chartered plc	4,415	110
WPP plc	10,107	138

		1,153
UNITED STATES - 38.0%
3M Company	2,046	183
Accenture plc, Class A	2,320	150
Air Products and Chemicals, Inc.	1,824	167
Allergan, Inc.	1,816	173
American Express Company	3,966	229
Anadarko Petroleum Corporation	3,627	284
Apple Inc.(2)	479	287

	Shares Held	Value

UNITED STATES (CONTINUED)
CME Group Inc., Class A	565	$163
The Coca-Cola Company	3,373	250
Colgate-Palmolive Company	1,862	182
DIRECTV(2)	3,139	155
eBay Inc.(2)	3,247	120
EMC Corporation(2)	8,114	242
Google Inc., Class A(2)	544	349
Joy Global Inc.	1,730	127
MasterCard Incorporated, Class A	667	280
Movado Group, Inc.	6,736	165
Schlumberger Limited	3,552	248
Thermo Fisher Scientific Inc.	2,835	160
United Technologies Corporation	1,969	163
Wal-Mart Stores, Inc.	3,443	211
The Walt Disney Company	5,131	225
YUM! Brands, Inc.	2,242	160

		4,673

Total common and preferred stocks (Cost $10,144)		11,989

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $185 (Cost $185)(3)	$185	$185

Total investments - 99.1% (Cost $10,329)		12,174

Other assets less liabilities - 0.9%		110

Total net assets - 100.0%(4)		$12,284

(1)	Non-voting shares.
(2)	Non-income producing security.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.250%	4/15/2014	$189

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,878	15.3%
Consumer Staples	2,759	22.5
Energy	532	4.3
Financials	2,241	18.2
Healthcare	784	6.4
Industrials	1,177	9.6
Information Technology	1,860	15.1
Materials	491	4.0
Telecommunication Services	144	1.2
Utilities	123	1.0

Total common and preferred stocks	11,989	97.6
Short-term investments	185	1.5

Total investments	12,174	99.1
Other assets less liabilities	110	0.9

Total net assets	$12,284	100.0%

CURRENCY EXPOSURE - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$230	1.9%
Brazilian real	107	0.9
British pound	1,153	9.5
Canadian dollar	106	0.9
Danish krone	151	1.2
Euro	1,846	15.2
Hong Kong dollar	995	8.2
Indian rupee	290	2.4
Indonesian rupiah	118	1.0
Japanese yen	840	6.9
Korean won	176	1.4
Philippine peso	159	1.3
Swiss franc	811	6.6
U.S. dollar	5,192	42.6

Total investments	$12,174	100.0%

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Nestle SA	Switzerland	3.1%
Google Inc.	United States	2.8
AIA Group Ltd.	Hong Kong	2.5
Housing Development Finance Corporation Ltd.	India	2.4
Apple Inc.	United States	2.3
Anadarko Petroleum Corporation	United States	2.3
MasterCard Incorporated	United States	2.3
The Coca-Cola Company	United States	2.0
Schlumberger Limited	United States	2.0
EMC Corporation	United States	2.0

Total		23.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITIES - 91.4%

BELGIUM - 1.9%
Groupe Bruxelles Lambert S.A.	37,140	$2,875

FRANCE - 4.9%
Publicis Groupe	69,850	3,851
Total SA	65,340	3,332

		7,183
GERMANY - 1.6%
HeidelbergCement AG	39,393	2,384

HONG KONG - 0.3%
Guoco Group Limited	56,673	494

IRELAND - 1.3%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(2)(3)(4)(5)	312,538	1,867

JAPAN - 3.8%
Credit Saison Co., Ltd.	77,200	1,562
Kao Corporation	96,900	2,543
SANKYO CO., LTD.	21,357	1,048
Stanley Electric Co., Ltd.	25,100	399

		5,552
NETHERLANDS - 1.2%
ING Groep N.V.(5)	212,115	1,767

SWITZERLAND - 4.9%
Adecco SA	49,668	2,603
Novartis AG	71,468	3,955
Pargesa Holding SA - Bearer Shares	10,203	734

		7,292
UNITED KINGDOM - 14.8%
Compass Group PLC	624,637	6,549
Diageo plc	194,221	4,668
Experian PLC	90,296	1,407
Lloyds Banking Group plc(5)	3,107,673	1,670
Tesco plc	692,743	3,657
Unilever PLC (DR)	121,389	4,012

		21,963
UNITED STATES - 56.7%
3M Company	51,429	4,588
Accenture plc, Class A	24,466	1,578
American Express Company	70,591	4,084
Aon Corporation	63,520	3,116
Arch Capital Group Ltd.(5)(6)	125,544	4,675
The Bank of New York Mellon Corporation	208,751	5,037

UNITED STATES (CONTINUED)
Becton, Dickinson and Company	21,894	$1,700
The Chubb Corporation	41,631	2,877
Cisco Systems, Inc.	88,610	1,874
CVS Caremark Corporation	39,121	1,753
Fidelity National Financial, Inc.	139,081	2,508
Google Inc., Class A(5)	8,837	5,667
Johnson & Johnson	68,214	4,499
Lockheed Martin Corporation	28,090	2,524
Marsh & McLennan Companies, Inc.	156,978	5,147
MasterCard Incorporated, Class A	15,018	6,316
Mohawk Industries, Inc.(5)	14,910	992
Oracle Corporation	148,824	4,340
The Progressive Corporation	102,460	2,375
Signet Jewelers Ltd.	105,497	4,988
Target Corporation	67,774	3,949
TE Connectivity Ltd.	156,707	5,759
Wal-Mart Stores, Inc.	60,760	3,719

		84,065

Total common stocks and equity- linked securities (Cost $117,898)		135,442

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 19.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $28,255 (Cost $28,255)(7)	$28,255	$28,255

Total investments - 110.5% (Cost $146,153)		163,697

Other assets less liabilities - (10.5%)		(15,489)

Total net assets - 100.0%(8)		$148,208

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $1,867 or 1.3% of total net assets. See notes 2(a) and 2(b) in Notes to Financial Statements for additional information.

(2)	Non-voting shares.
(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note 2(i) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of Ryanair Holdings PLC may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	8/26/09-3/28/12	$794	$1,867	1.3%

(5)	Non-income producing security.
(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	5.000%	5/15/2037	$28,820

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

FOREIGN CURRENCY FORWARD CONTRACTS - March 31, 2012 (Unaudited)
Dollar values in thousands
Description	Counterparty	Trans- action Type	Settlement Date	Cost on Origination Date	Value	Unrealized Appreciation (Depreciation)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	$159	$159	$-	(1)
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	466	462	4
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	3,204	3,024	180
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	246	239	7
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	223	220	3
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	65	65	-	(1)

				$4,363	$4,169	$194

(1)	Amount rounds to less than $1.

PORTFOLIO DIVERSIFICATION - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$21,776	14.7%
Consumer Staples	20,352	13.7
Energy	3,332	2.2
Financials	38,921	26.3
Healthcare	10,154	6.9
Industrials	12,989	8.8
Information Technology	25,534	17.2
Materials	2,384	1.6

Total common stocks	135,442	91.4
Short-term investments	28,255	19.1

Total investments	163,697	110.5
Other assets less liabilities	(15,489)	(10.5)

Total net assets	$148,208	100.0%

CURRENCY EXPOSURE(1) - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$17,951	11.0%
Euro	16,076	9.8
Hong Kong dollar	494	0.3
Japanese yen	5,552	3.4
Swiss franc	7,292	4.4
U.S. dollar	116,332	71.1

Total investments	$163,697	100.0%

(1)	Excludes currency exposure to foreign currency forward contracts.

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Compass Group PLC	United Kingdom	4.4%
MasterCard Incorporated	United States	4.3
TE Connectivity Ltd	United States	3.9
Google Inc.	United States	3.8
Marsh & McLennan Companies, Inc.	United States	3.5
The Bank of New York Mellon Corporation	United States	3.4
Signet Jewelers Ltd.	United States	3.4
Arch Capital Group Ltd.	United States	3.2
Diageo plc	United Kingdom	3.1
3M Company	United States	3.1

Total		36.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN GROWTH OPPORTUNITIES FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 96.0%

AUSTRALIA - 0.8%
James Hardie Industries SE	295,100	$2,348

BRAZIL - 7.4%
Anhanguera Educacional Participacoes SA	310,496	3,742
BR Malls Participacoes	219,300	2,858
Mills Estruturas e Servicos de Engenharia SA	498,005	6,356
Multiplus SA	74,803	1,541
OdontoPrev SA	372,350	6,323
Qualicorp SA(1)	213,531	1,831

		22,651
CANADA - 1.1%
Tourmaline Oil Corp.(1)	156,100	3,451

CHINA - 4.0%
Ajisen (China) Holdings Limited	1,185,354	1,557
Baidu, Inc., Class A (DR)(1)	55,000	8,017
Tsingtao Brewery Company Limited, H Shares	489,700	2,636

		12,210
FINLAND - 0.7%
Nokia Corporation (DR)	416,200	2,285

FRANCE - 1.1%
Sanofi	45,000	3,495

GERMANY - 1.2%
SAP AG (DR)	54,600	3,812

HONG KONG - 1.5%
Hong Kong Exchanges & Clearing Limited	127,723	2,145
Wynn Macau Limited	810,400	2,385

		4,530
INDIA - 2.3%
HDFC Bank Limited (DR)	156,200	5,326
Jubilant Foodworks Limited(1)	69,561	1,587

		6,913
INDONESIA - 0.6%
PT Bank Central Asia Tbk	1,912,000	1,673

JAPAN - 2.0%
FANUC CORP.	34,400	6,101

SWEDEN - 4.6%
Hexagon AB, Class B	514,845	9,992

SWEDEN (CONTINUED)
Telefonaktiebolaget LM Ericsson, Class B (DR)	405,000	$4,175

		14,167
SWITZERLAND - 1.5%
Compagnie Financiere Richemont SA - Bearer Shares	74,350	4,662

TURKEY - 1.0%
Coca-Cola Icecek AS	241,355	3,081

UNITED KINGDOM - 5.1%
ARM Holdings PLC	709,850	6,722
Rotork plc	208,300	6,827
The Weir Group PLC	72,100	2,034

		15,583
UNITED STATES - 61.1%
Agilent Technologies, Inc.	213,213	9,490
Allergan, Inc.	47,425	4,526
Apple Inc.(1)	33,175	19,887
Biogen Idec Inc.(1)	58,600	7,382
Broadcom Corporation, Class A	105,200	4,134
Cerner Corporation(1)	79,858	6,082
Citrix Systems, Inc.(1)	73,743	5,819
Discover Financial Services	299,100	9,972
eBay Inc.(1)	166,000	6,124
EMC Corporation(1)	423,700	12,660
Google Inc., Class A(1)	22,220	14,248
IHS Inc.(1)	117,053	10,962
Johnson Controls, Inc.	68,500	2,225
Monsanto Company	165,500	13,200
National Oilwell Varco, Inc.	111,550	8,865
Occidental Petroleum Corporation	78,150	7,442
Polo Ralph Lauren Corporation, Class A	27,711	4,831
Precision Castparts Corp.	24,975	4,318
Regeneron Pharmaceuticals, Inc.(1)	149,400	17,423
salesforce.com, inc.(1)	41,000	6,335
Starbucks Corporation	207,977	11,624

		187,549

Total common stocks (Cost $244,790)		294,511

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $18,805 (Cost $18,805)(2)	$18,805	$18,805

Total investments - 102.1% (Cost $263,595)		313,316

Other assets less liabilities - (2.1%)		(6,364)

Total net assets - 100.0%(3)		$306,952

(1)	Non-income producing security.
(2)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.000%	11/12/2021	$19,183

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

FOREIGN CURRENCY FORWARD CONTRACTS - March 31, 2012 (Unaudited)
Dollar values in thousands
Description	Counterparty	Trans- action Type	Settlement Date	Cost on Origination Date	Value	Unrealized Appreciation
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	$734	$733	$1
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	1886	1780	106
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	66	65	1

				$2,686	$2,578	$108

PORTFOLIO DIVERSIFICATION - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$32,613	10.6%
Consumer Staples	5,717	1.9
Energy	19,758	6.4
Financials	21,974	7.2
Healthcare	54,721	17.8
Industrials	39,970	13.0
Information Technology	104,210	34.0
Materials	15,548	5.1

Total common stocks	294,511	96.0
Short-term investments	18,805	6.1

Total investments	313,316	102.1
Other assets less liabilities	(6,364)	(2.1)

Total net assets	$306,952	100.0%

CURRENCY EXPOSURE(1) - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$2,348	0.8%
Brazilian real	22,651	7.2
British pound	15,583	5.0
Canadian dollar	3,451	1.1
Euro	3,495	1.1
Hong Kong dollar	8,723	2.8
Indian rupee	1,587	0.5
Indonesian rupiah	1,673	0.5
Japanese yen	6,101	1.9
Swedish krona	9,992	3.2
Swiss franc	4,662	1.5
Turkish lira	3,081	1.0
U.S. dollar	229,969	73.4

Total investments	$313,316	100.0%

(1)	Excludes currency exposure to foreign currency forward contracts.

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Apple Inc.	United States	6.5%
Regeneron Pharmaceuticals, Inc.	United States	5.7
Google Inc.	United States	4.6
Monsanto Company	United States	4.3
EMC Corporation	United States	4.1
Starbucks Corporation	United States	3.8
IHS Inc.	United States	3.6
Hexagon AB	Sweden	3.3
Discover Financial Services	United States	3.2
Agilent Technologies, Inc.	United States	3.1

Total		42.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 97.2%

AUSTRALIA - 0.6%
Coca-Cola Amatil Limited	1,662,524	$21,475
Treasury Wine Estates	8,324,431	35,354

		56,829
BELGIUM - 3.9%
Anheuser-Busch InBev NV	5,002,588	365,489

BRAZIL - 0.5%
Arcos Dorados Holdings, Inc., Class A	2,511,082	45,425

CANADA - 3.8%
Canadian National Railway Company	21,243	1,687
Canadian Pacific Railway Limited	4,662,790	354,139

		355,826
CHINA - 7.8%
Baidu, Inc., Class A (DR)(1)	2,254,803	328,683
Beijing Enterprises Holdings Ltd.	6,612,330	40,148
China Construction Bank Corporation, H Shares	78,505,000	60,757
China Mobile Limited	14,936,870	164,361
China Resources Land Limited	38,436,341	66,028
Tencent Holdings Limited	2,488,714	69,480

		729,457
FRANCE - 10.4%
Air Liquide SA	430,271	57,362
DANONE S.A.	1,851,833	129,170
LVMH Moet Hennessy Louis Vuitton SA	386,910	66,489
Pernod Ricard SA	1,840,928	192,491
Schneider Electric SA	2,736,134	178,773
Societe Generale	1,925,561	56,409
Technip SA	459,086	54,083
Unibail-Rodamco	832,632	166,517
Zodiac Aerospace	676,471	70,435

		971,729
GERMANY - 11.4%
Allianz SE	706,172	84,265
Bayer AG	232,865	16,380
Beiersdorf AG	2,183,784	142,495
Brenntag AG	1,476,834	180,854
Daimler AG	1,458,513	87,943
Henkel AG & Co. KGaA, Preferred(2)	789,356	57,839
Linde AG	2,195,253	393,937

GERMANY (CONTINUED)
Muenchener Rueckversicherungs-Gesellschaft AG	698,490	$105,315

		1,069,028
HONG KONG - 12.3%
AIA Group Ltd.	81,621,463	299,030
BOC Hong Kong (Holdings) Limited	21,625,044	59,733
Hang Seng Bank Limited	6,820,488	90,904
Henderson Land Development Company Limited	11,882,565	65,261
Hongkong Land Holdings Limited	10,594,799	61,556
MGM China Holdings Ltd.	12,223,067	22,319
NWS Holdings Limited	18,164,101	27,741
Sands China Ltd.	47,328,764	184,670
Sino Land Company Limited	75,283,276	120,212
Sun Hung Kai Properties Limited	7,479,493	92,945
Wynn Macau Limited	42,355,730	124,631

		1,149,002
INDIA - 0.4%
Coal India Limited	5,844,357	39,102

ITALY - 1.2%
Fiat Industrial SpA(1)	10,598,499	113,082

JAPAN - 13.1%
BRIDGESTONE CORPORATION	3,904,620	94,632
HONDA MOTOR CO., LTD.	7,682,144	291,897
JAPAN TOBACCO INC.	67,652	380,885
Kao Corporation	7,510,967	197,098
MITSUI & CO., LTD.	3,252,100	53,318
NGK INSULATORS, LTD.	4,128,000	58,900
SOFTBANK Corp	4,951,074	146,373

		1,223,103
KOREA - 1.6%
NHN Corp.	386,193	88,619
Samsung Electronics Co., Ltd.	52,694	59,296

		147,915
NETHERLANDS - 4.8%
Akzo Nobel N.V.	1,711,025	101,024
Koninklijke Vopak NV	1,314,576	75,732
Unilever NV (DR)	7,877,608	268,070
Ziggo NV(1)	90,650	2,828

		447,654
NIGERIA - 0.2%
Nigerian Breweries Plc.	30,175,522	18,656

	Shares Held	Value

SINGAPORE - 1.1%
City Developments Limited	3,514,310	$31,731
Genting Singapore PLC(1)	50,815,298	68,923

		100,654
SPAIN - 0.5%
Grifols S.A.(1)	2,373,638	50,652

SWEDEN - 0.3%
Sandvik AB	1,829,597	26,410

SWITZERLAND - 7.8%
Adecco SA	1,184,431	62,062
Compagnie Financiere Richemont SA - Bearer Shares	1,558,971	97,749
Givaudan SA	83,658	80,627
Nestle SA	5,259,992	330,971
Swatch Group AG - Bearer Shares	351,125	161,618

		733,027
UNITED KINGDOM - 11.9%
Diageo plc	1,672,320	40,190
HSBC Holdings plc	22,189,654	196,912
Imperial Tobacco Group plc	5,907,415	239,530
Johnson Matthey PLC	1,941,762	73,267
Land Securities Group plc	6,978,379	80,645
Prudential plc	3,312,042	39,600
Reckitt Benckiser Group PLC	110,003	6,216
Royal Dutch Shell PLC, Class A	1,134,262	39,710
SABMiller plc	3,587,139	143,986
Standard Chartered plc	2,590,466	64,638
Tate & Lyle PLC	5,165,706	58,251
WPP plc	9,730,582	132,995

		1,115,940
UNITED STATES - 3.6%
Accenture plc, Class A	958,374	61,815
Covidien plc	1,966,509	107,529
Schlumberger Limited	2,387,663	166,969

		336,313

Total common and preferred stocks (Cost $7,487,197)		9,095,293
	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $159,801 (Cost $159,801)(3)	$159,801	$159,801

Total investments - 98.9% (Cost $7,646,998)		9,255,094

Other assets less liabilities - 1.1%		100,026

Total net assets - 100.0%(4)		$9,355,120

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	5.000%	5/15/2037	$163,002

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,379,291	14.7%
Consumer Staples	2,628,166	28.1
Energy	299,864	3.2
Financials	1,742,458	18.6
Healthcare	174,561	1.9
Industrials	1,243,281	13.3
Information Technology	607,893	6.5
Materials	706,217	7.5
Telecommunication Services	313,562	3.4

Total common and preferred stocks	9,095,293	97.2
Short-term investments	159,801	1.7

Total investments	9,255,094	98.9
Other assets less liabilities	100,026	1.1

Total net assets	$9,355,120	100.0%

CURRENCY EXPOSURE - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$56,829	0.6%
British pound	1,076,230	11.6
Euro	3,057,344	33.1
Hong Kong dollar	1,488,220	16.1
Indian rupee	39,102	0.4
Japanese yen	1,223,103	13.2
Korean won	147,915	1.6
Nigeria naira	18,656	0.2
Singapore dollar	100,654	1.1
Swedish krona	26,410	0.3
Swiss franc	733,027	7.9
U.S. dollar	1,287,604	13.9

Total investments	$9,255,094	100.0%

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Linde AG	Germany	4.2%
JAPAN TOBACCO INC.	Japan	4.1
Anheuser-Busch InBev NV	Belgium	3.9
Canadian Pacific Railway Limited	Canada	3.8
Nestle SA	Switzerland	3.5
Baidu, Inc.	China	3.5
AIA Group Ltd.	Hong Kong	3.2
HONDA MOTOR CO., LTD.	Japan	3.1
Unilever NV	Netherlands	2.9
Imperial Tobacco Group plc	United Kingdom	2.6

Total		34.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The Fund owns HSBC Holdings plc (HSBC), which represents 2.1% of the Fund’s total net assets, and Hang Seng Bank Limited (Hang Seng Bank), which represents 1.0% of the Fund’s total net assets. HSBC is the parent company of Hang Seng Bank. If you aggregated the Fund’s holdings of both securities, the aggregated amount would be one of the Fund’s top ten holdings.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 98.1%

AUSTRALIA - 1.7%
Domino’s Pizza Enterprises Limited	1,151,242	$10,852

BRAZIL - 2.8%
M Dias Branco SA	395,900	10,367
Raia Drogasil S.A.	824,600	8,018

		18,385
CHINA - 13.6%
AMVIG Holdings Ltd	11,788,000	6,345
Beijing Enterprises Water Group Limited(1)	44,488,000	10,140
China Everbright International Limited	17,894,700	8,388
China Lodging Group Ltd. (DR)(1)	317,772	3,715
Golden Eagle Retail Group Ltd.	677,000	1,721
Hengan International Group Company Limited	685,550	6,904
Intime Department Store Group Company Limited	13,739,300	17,162
New World Department Store China	7,847,000	5,052
Parkson Retail Group Ltd.	8,934,000	10,136
Yingde Gases	17,267,500	19,612

		89,175
FINLAND - 0.9%
Nokian Renkaat Oyj	125,464	6,114

FRANCE - 10.3%
Eurofins Scientific	166,719	18,189
Gemalto NV	121,348	8,010
Ipsos	536,221	19,227
Rubis	386,657	22,610

		68,036
GERMANY - 19.3%
Gerresheimer AG	358,392	15,678
GfK SE	533,556	28,464
Sixt AG	443,817	9,530
Wacker Neuson SE	1,362,947	24,276
Wirecard AG	2,563,080	48,797

		126,745
HONG KONG - 3.5%
SJM Holdings Limited	10,351,932	21,009
Sun Hung Kai & Co. Limited	4,088,285	2,253

		23,262
IRELAND - 3.5%
Glanbia plc	1,335,555	9,904

IRELAND (CONTINUED)
Smurfit Kappa Group PLC(1)	1,447,840	$13,200

		23,104
ITALY - 5.7%
Davide Campari - Milano S.p.A.	3,515,802	23,938
Marr SpA	1,203,921	13,584

		37,522
JAPAN - 3.8%
AUTOBACS SEVEN CO., LTD.	511,800	24,672

KENYA - 0.3%
East African Breweries Limited	886,900	2,157

LUXEMBOURG - 2.6%
L’Occitane International SA	7,269,250	17,299

NETHERLANDS - 3.2%
Imtech NV	653,824	20,902

PERU - 1.0%
Ferreyros S.A.	5,665,843	6,565

PHILIPPINES - 4.1%
Alliance Global Group, Inc.	90,843,000	26,659

RUSSIA - 2.2%
Globaltrans Investment PLC (DR)	652,450	11,157
Pharmstandard(1)(2)	56,781	3,487

		14,644
SINGAPORE - 5.9%
City Developments Limited	662,972	5,986
Mandarin Oriental International Limited	1,529,000	2,469
Petra Foods Limited	5,346,000	10,334
SIA Engineering Company	4,024,700	12,903
Super Group Ltd.	5,180,000	7,438

		39,130
SPAIN - 0.2%
Pescanova, S.A.	43,096	1,365

SWITZERLAND - 2.0%
Schindler Holding AG, Participation Certificates(3)	111,503	13,414

UNITED KINGDOM - 11.5%
Aegis Group plc	6,546,267	19,350

	Shares Held	Value

UNITED KINGDOM (CONTINUED)
APR Energy PLC(1)	630,702	9,533
Babcock International Group plc	2,485,983	31,672
Big Yellow Group PLC	1,008,912	4,583
Britvic Plc	749,606	4,613
Informa PLC	873,880	6,171

		75,922

Total common stocks and investments - 98.1% (Cost $507,110)		645,924

Other assets less liabilities - 1.9%		12,556

Total net assets - 100.0%(4)		$658,480

(1)	Non-income producing security.
(2)

Valued at fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $3,487 or 0.5% of total net assets. See notes 2(a) and 2(b) in Notes to Financial Statements for additional information.

(3)	Non-voting shares.
(4)	Percentages for the various classifications relate to total net assets.

PORTFOLIO DIVERSIFICATION - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$193,413	29.4%
Consumer Staples	98,622	15.0
Financials	12,822	2.0
Healthcare	37,354	5.7
Industrials	165,466	25.1
Information Technology	56,807	8.6
Materials	39,157	5.9
Utilities	42,283	6.4

Total common stocks and investments	645,924	98.1
Other assets less liabilities	12,556	1.9

Total net assets	$658,480	100.0%

CURRENCY EXPOSURE - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$10,852	1.7%
Brazilian real	18,385	2.9
British pound	75,922	11.8
Euro	283,788	43.9
Hong Kong dollar	126,021	19.5
Japanese yen	24,672	3.8
Kenya shilling	2,157	0.3
Peruvian nuevo sol	6,565	1.0
Philippine peso	26,659	4.1
Singapore dollar	36,661	5.7
Swiss franc	13,414	2.1
U.S. dollar	20,828	3.2

Total investments	$645,924	100.0%

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	7.4%
Babcock International Group plc	United Kingdom	4.8
GfK SE	Germany	4.3
Alliance Global Group, Inc.	Philippines	4.0
AUTOBACS SEVEN CO., LTD.	Japan	3.7
Wacker Neuson SE	Germany	3.7
Davide Campari - Milano S.p.A.	Italy	3.6
Rubis	France	3.4
SJM Holdings Limited	Hong Kong	3.2
Imtech NV	Netherlands	3.2

Total		41.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITIES - 90.0%

BELGIUM - 2.0%
Groupe Bruxelles Lambert S.A.	1,379,102	$106,753

DENMARK - 1.8%
Carlsberg A/S, Class B	1,155,074	95,437

FRANCE - 8.5%
Publicis Groupe	2,590,578	142,815
Societe Television Francaise 1	2,508,784	30,719
Sodexo	507,658	41,680
Sodexo - Registered Shares(1)	1,284,779	105,484
Total SA	2,726,678	139,062

		459,760
GERMANY - 2.4%
HeidelbergCement AG	2,148,306	130,037

HONG KONG - 1.2%
Guoco Group Limited	7,824,737	68,216

IRELAND - 3.9%
ICON PLC (DR)(2)(3)	3,797,702	80,587
Ryanair Holdings PLC, Equity-Linked Security, 144A(2)(4)(5)(6)(7)	21,959,370	131,207

		211,794
JAPAN - 9.8%
Aderans Co., Ltd.(2)(3)	2,388,767	27,186
Credit Saison Co., Ltd.	6,266,859	126,821
Kao Corporation	6,299,800	165,316
NIFCO INC.	999,600	27,318
SANKYO CO., LTD.	1,444,092	70,835
SEINO HOLDINGS CO., LTD.	1,128,240	8,151
Stanley Electric Co., Ltd.	6,467,500	102,752

		528,379
NETHERLANDS - 5.9%
ING Groep N.V.(2)	14,803,945	123,341
Koninklijke Ahold NV	7,278,644	100,861
Koninklijke Philips Electronics N.V.	4,616,627	93,589

		317,791
SWITZERLAND - 9.9%
Adecco SA	1,640,697	85,970
Nestle SA	1,114,286	70,114
Novartis AG	3,034,910	167,967
Panalpina Welttransport Holding AG(2)	1,078,431	115,226
Pargesa Holding SA - Bearer Shares	1,344,272	96,647

SWITZERLAND (CONTINUED)
Tamedia AG	2,987	$376

		536,300
THAILAND - 0.6%
Thai Beverage Public Company Limited	120,409,183	31,131

UNITED KINGDOM - 25.5%
Carpetright PLC(2)	3,086,304	33,840
Compass Group PLC	29,408,836	308,344
Diageo plc	6,169,458	148,268
Experian PLC	5,792,697	90,292
Lloyds Banking Group plc(2)	148,624,318	79,887
Michael Page International plc	9,749,554	74,853
Qinetiq Group PLC(3)	63,359,285	161,440
Reed Elsevier PLC	19,651,732	174,453
Savills Plc(3)	9,282,439	56,048
Tesco plc	21,434,686	113,140
Unilever PLC (DR)	4,141,603	136,880

		1,377,445
UNITED STATES - 18.5%
Accenture plc, Class A	1,424,450	91,877
Aon Corporation	2,898,983	142,224
Arch Capital Group Ltd.(2)(3)	5,114,761	190,474
Covidien plc	3,258,857	178,194
Signet Jewelers Ltd.	3,247,472	153,540
TE Connectivity Ltd.	6,616,293	243,149

		999,458

Total common stocks and equity- linked securities (Cost $4,080,477)		4,862,501

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $487,567 (Cost $487,567)(8)	$487,567	$487,567

Total investments - 99.0% (Cost $4,568,044)		5,350,068

Other assets less liabilities - 1.0%		51,440

Total net assets - 100.0%(9)		$5,401,508

(1)	Shares are registered with the issuing company and not tradable until converted back to bearer shares.
(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $131,207 or 2.4% of total net assets. See notes 2(a) and 2(b) in Notes to Financial Statements for additional information.

(5)	Non-voting shares.
(6)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note 2(i) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(7)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of Ryanair Holdings PLC may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	9/17/08-3/22/12	$6,656	$131,207	2.4%

(8)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	5.000%	5/15/2037	$497,320

(9)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

FOREIGN CURRENCY FORWARD CONTRACTS - March 31, 2012 (Unaudited)
Dollar values in thousands
Description	Counterparty	Trans- action Type	Settlement Date	Cost on Origination Date	Value	Unrealized Appreciation
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	$411,922	$388,761	$23,161
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	28,138	27,312	826
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	15,841	15,600	241

				$455,901	$431,673	$24,228

PORTFOLIO DIVERSIFICATION - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,192,156	22.1%
Consumer Staples	888,333	16.4
Energy	139,062	2.6
Financials	990,411	18.3
Healthcare	426,748	7.9
Industrials	760,728	14.1
Information Technology	335,026	6.2
Materials	130,037	2.4

Total common stocks	4,862,501	90.0
Short-term investments	487,567	9.0

Total investments	5,350,068	99.0
Other assets less liabilities	51,440	1.0

Total net assets	$5,401,508	100.0%

CURRENCY EXPOSURE(1) - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$1,240,565	23.2%
Danish krone	95,437	1.8
Euro	1,145,548	21.4
Hong Kong dollar	68,216	1.3
Japanese yen	528,379	9.9
Singapore dollar	31,131	0.6
Swiss franc	536,300	10.0
U.S. dollar	1,704,492	31.8

Total investments	$5,350,068	100.0%

(1)	Excludes currency exposure to foreign currency forward contracts.

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Compass Group PLC	United Kingdom	5.7%
TE Connectivity Ltd	United States	4.5
Arch Capital Group Ltd.	United States	3.5
Covidien plc	United States	3.3
Reed Elsevier PLC	United Kingdom	3.2
Novartis AG	Switzerland	3.1
Kao Corporation	Japan	3.1
Qinetiq Group PLC	United Kingdom	3.0
Signet Jewelers Ltd.	United States	2.8
Diageo plc	United Kingdom	2.7

Total		34.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The Fund owns Pargesa Holding SA (Pargesa), which represents 1.8% of the Fund’s total net assets, and Groupe Bruxelles S.A. (GBL), which represents 2.0% of the Fund’s total net assets. Pargesa is the parent company of GBL. If you aggregated the Fund’s holdings of both securities, the aggregated amount would be one of the Fund’s top ten holdings.

The accompanying notes are an integral part of the financial statements.

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 95.8%

CONSUMER DISCRETIONARY - 20.9%
Auto Components - 1.9%
BorgWarner Inc. (1)	1,480,014	$124,824

Automobiles - 0.6%
Tesla Motors, Inc.(1)	1,058,385	39,414

Distributors - 1.5%
LKQ Corporation(1)	3,217,270	100,282

Diversified Consumer Services - 0.9%
New Oriental Education & Technology Group, Inc. (DR)(1)(2)	2,125,100	58,355

Hotels, Restaurants & Leisure - 4.9%
Arcos Dorados Holdings, Inc., Class A(2)	2,146,200	38,825
Chipotle Mexican Grill, Inc.(1)	265,624	111,031
Ctrip.com International, Ltd. (DR)(1)(2)	1,842,231	39,866
Starwood Hotels & Resorts Worldwide, Inc.	1,766,699	99,660
Wynn Resorts, Limited	269,875	33,702

		323,084
Internet & Catalog Retail - 0.3%
Netflix, Inc.(1)	168,667	19,403

Specialty Retail - 2.3%
Tractor Supply Company	746,300	67,585
Ulta Salon, Cosmetics & Fragrance, Inc.	881,300	81,864

		149,449
Textiles, Apparel & Luxury Goods - 8.5%
Coach, Inc.	2,276,923	175,961
Fossil, Inc.(1)	1,328,235	175,300
lululemon athletica inc.(1)	737,916	55,108
Polo Ralph Lauren Corporation, Class A	642,622	112,028
Under Armour, Inc., Class A(1)	425,900	40,035

		558,432
CONSUMER STAPLES - 2.5%
Food Products - 2.5%
Green Mountain Coffee Roasters, Inc.(1)	982,500	46,020
Mead Johnson Nutrition Company	674,600	55,641
TreeHouse Foods, Inc.(1)	990,900	58,959

		160,620

ENERGY - 7.0%
Energy Equipment & Services - 4.7%
Cameron International Corporation(1)	2,664,849	$140,784
Core Laboratories N.V.	269,810	35,499
Dresser-Rand Group Inc.(1)	2,761,827	128,121

		304,404
Oil, Gas & Consumable Fuels - 2.3%
Cabot Oil & Gas Corporation	1,787,800	55,726
Noble Energy, Inc.	944,500	92,353

		148,079
FINANCIALS - 4.2%
Capital Markets - 1.1%
Ares Capital Corporation	4,435,809	72,525

Commercial Banks - 0.7%
HDFC Bank Limited (DR)(2)	1,349,290	46,011

Consumer Finance - 2.4%
Discover Financial Services	4,752,110	158,435

HEALTHCARE - 23.2%
Biotechnology - 8.5%
Alexion Pharmaceuticals, Inc.(1)	628,300	58,344
Cepheid(1)(3)	3,090,700	129,284
Incyte Corporation(1)	2,555,282	49,317
Regeneron Pharmaceuticals, Inc.(1)	2,719,713	317,173

		554,118
Health Care Equipment & Supplies - 1.7%
Edwards Lifesciences Corporation(1)	725,281	52,750
Intuitive Surgical, Inc.(1)	106,013	57,433

		110,183
Health Care Providers & Services - 2.3%
AMERIGROUP Corporation(1)	1,526,400	102,696
Cigna Corporation	986,700	48,595

		151,291
Health Care Technology - 5.1%
athenahealth, Inc.(1)(3)	2,306,415	170,952
Cerner Corporation(1)	2,108,324	160,570

		331,522
Life Sciences Tools & Services - 4.4%
Agilent Technologies, Inc.	4,080,415	181,619
Mettler-Toledo International Inc.(1)	560,800	103,608

		285,227

	Shares Held	Value

HEALTHCARE (CONTINUED)
Pharmaceuticals - 1.2%
Allergan, Inc.	796,896	$76,048

INDUSTRIALS - 11.2%
Aerospace & Defense - 1.4%
Precision Castparts Corp.	535,496	92,587

Electrical Equipment - 2.3%
Rockwell Automation, Inc.	788,500	62,843
Roper Industries, Inc.	914,112	90,643

		153,486
Machinery - 2.6%
Chart Industries, Inc.(1)	328,400	24,082
Gardner Denver, Inc.	699,934	44,110
Pall Corporation	855,900	51,037
Woodward, Inc.	1,198,400	51,327

		170,556
Professional Services - 4.9%
IHS Inc.(1)	2,002,817	187,564
Verisk Analytics, Inc., Class A(1)	2,761,827	129,723

		317,287
INFORMATION TECHNOLOGY - 26.8%
Communications Equipment - 1.8%
Aruba Networks, Inc.(1)	1,800,500	40,115
Juniper Networks, Inc.(1)	3,496,485	80,000

		120,115
Electronic Equipment & Instruments - 5.1%
FLIR Systems, Inc.	1,265,000	32,017
IPG Photonics Corporation(1)	1,505,300	78,351
Trimble Navigation Limited(1)	3,048,565	165,903
Universal Display Corporation(1)	1,585,400	57,915

		334,186
Internet Software & Services - 2.5%
Akamai Technologies, Inc.(1)	952,900	34,971
LinkedIn Corporation, Class A(1)	337,300	34,401
MercadoLibre, Inc.	510,163	49,889
SINA Corporation(1)(2)	657,800	42,757

		162,018
IT Services - 2.6%
Teradata Corporation(1)	1,665,504	113,504
VeriFone Systems, Inc.(1)	1,155,300	59,925

		173,429
Semiconductors & Semiconductor Equipment - 3.6%
Altera Corporation	1,201,700	47,852
ARM Holdings PLC (DR)(2)	3,567,225	100,917
Broadcom Corporation, Class A	2,181,776	85,744

		234,513

INFORMATION TECHNOLOGY (CONTINUED)
Software - 11.2%
ANSYS, Inc.(1)	1,488,418	$96,777
Citrix Systems, Inc.(1)	1,327,718	104,770
Concur Technologies, Inc.(1)	1,317,930	75,623
Qlik Technologies Inc.(1)	2,888,300	92,426
Red Hat, Inc.(1)	1,336,641	80,051
salesforce.com, inc.(1)	881,311	136,171
VMware, Inc., Class A(1)	1,294,468	145,459

		731,277

Total common stocks (Cost $3,918,334)		6,261,160

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $296,054 (Cost $296,054)(4)	$296,054	$296,054

Total investments - 100.3% (Cost $4,214,388)		6,557,214

Other assets less liabilities - (0.3%)		(19,840)

Total net assets - 100.0%(5)		$6,537,374

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Arcos Dorados Holdings, Inc., Class A	Brazil	US dollar
ARM Holdings PLC (DR)	United Kingdom	US dollar
Ctrip.com International, Ltd. (DR)	China	US dollar
HDFC Bank Limited (DR)	India	US dollar
New Oriental Education & Technology Group, Inc. (DR)	China	US dollar
SINA Corporation	China	US dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	5.000%	5/15/2037	$216,187
U.S. Treasury Note	3.625%	2/15/2020	85,790

			$301,977

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Regeneron Pharmaceuticals, Inc.	United States	4.9%
IHS Inc.	United States	2.9
Agilent Technologies, Inc.	United States	2.8
Coach, Inc.	United States	2.7
Fossil, Inc.	United States	2.7
athenahealth, Inc.	United States	2.6
Trimble Navigation Limited	United States	2.5
Cerner Corporation	United States	2.5
Discover Financial Services	United States	2.4
VMware, Inc.	United States	2.2

Total		28.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN MID CAP VALUE FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 94.1%

CONSUMER DISCRETIONARY - 7.5%
Diversified Consumer Services - 1.9%
H&R Block, Inc.	9,385,979	$154,587

Household Durables - 1.6%
Mohawk Industries, Inc.(1)	1,963,154	130,569

Leisure Equipment & Products - 2.0%
Mattel, Inc.	4,893,803	164,725

Media - 2.0%
Omnicom Group Inc.	3,151,186	159,608

CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 3.6%
The Kroger Co.	7,562,822	183,247
Sysco Corporation	3,668,873	109,553

		292,800
Food Products - 1.2%
Campbell Soup Company	2,948,631	99,811

ENERGY - 9.2%
Energy Equipment & Services - 4.7%
Ensco PLC (DR)(2)	3,108,163	164,515
McDermott International, Inc.(1)	9,881,162	126,578
Patterson-UTI Energy, Inc.	5,463,200	94,459

		385,552
Oil, Gas & Consumable Fuels - 4.5%
Cimarex Energy Co.	2,867,239	216,391
Southwestern Energy Company(1)	4,906,763	150,147

		366,538
FINANCIALS - 20.7%
Capital Markets - 1.7%
Northern Trust Corporation	2,993,589	142,046

Insurance - 15.9%
Alleghany Corporation(1)	638,735	210,208
Allied World Assurance Company Holdings, Ltd	1,215,426	83,463
The Allstate Corporation	4,704,209	154,863
Aon Corporation	3,138,143	153,957
Arch Capital Group Ltd.(1)(3)	3,826,460	142,497
Fidelity National Financial, Inc.	7,194,529	129,717

FINANCIALS (CONTINUED)
Insurance - (Continued)
Loews Corporation	3,511,283	$139,995
The Progressive Corporation	9,633,593	223,307
Validus Holdings, Ltd.	1,777,679	55,019

		1,293,026
Real Estate Investment Trusts (REITS) - 3.1%
Annaly Capital Management, Inc.	9,002,024	142,412
Hatteras Financial Corp.(3)	3,833,909	106,966

		249,378
HEALTHCARE - 3.0%
Health Care Providers & Services - 2.3%
Cigna Corporation	3,767,200	185,535

Life Sciences Tools & Services - 0.7%
Covance Inc.(1)	1,125,600	53,612

INDUSTRIALS - 18.8%
Aerospace & Defense - 5.3%
L-3 Communications Holdings, Inc.	1,935,675	136,988
Rockwell Collins, Inc.	2,700,984	155,469
Spirit AeroSystems Holdings, Inc., Class A(1)	5,692,896	139,248

		431,705
Construction & Engineering - 2.3%
Jacobs Engineering Group Inc.(1)	4,164,022	184,758

Electrical Equipment - 2.0%
Hubbell Inc., Class B	2,112,780	166,022

Machinery - 1.5%
Flowserve Corporation	1,080,415	124,799

Professional Services - 6.6%
The Dun & Bradstreet Corporation	1,890,716	160,200
Equifax Inc.	2,506,405	110,933
ManpowerGroup	2,587,779	122,583
Towers Watson & Co., Class A	2,173,348	143,593

		537,309
Road & Rail - 1.1%
Ryder System, Inc.(3)	1,706,613	90,109

INFORMATION TECHNOLOGY - 27.3%
Computers & Peripherals - 1.8%
Lexmark International, Inc.(3)	4,344,098	144,398

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment & Instruments - 9.6%
Arrow Electronics, Inc.(1)(3)	5,244,437	$220,109
Avnet, Inc.(1)(3)	6,662,493	242,448
FLIR Systems, Inc.	5,054,467	127,929
Ingram Micro Inc.(1)(3)	10,241,259	190,078

		780,564
Internet Software & Services - 1.2%
Open Text Corporation(1)(2)	1,553,065	94,970

IT Services - 7.4%
Broadridge Financial Solutions, Inc.	5,289,452	126,471
SAIC, Inc.(1)	9,438,320	124,586
Total System Services, Inc.	6,734,309	155,360
The Western Union Company	11,082,538	195,053

		601,470
Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	4,659,250	188,234
Applied Materials, Inc.	13,144,838	163,522
Lam Research Corporation(1)	869,700	38,806

		390,562
Software - 2.5%
BMC Software, Inc.(1)	1,800,652	72,314
SYNOPSYS, INC.(1)	4,345,261	133,226

		205,540
UTILITIES - 2.8%
Multi-Utilities - 2.0%
OGE Energy Corp.	1,147,929	61,414
SCANA Corporation	967,843	44,143
Xcel Energy Inc.	2,295,822	60,770

		166,327
Water Utilities - 0.8%
American Water Works Company, Inc.	1,890,668	64,339

Total common stocks (Cost $6,353,824)		7,660,659
	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $437,749 (Cost $437,749)(4)	$437,749	$437,749

Total investments - 99.5% (Cost $6,791,573)		8,098,408

Other assets less liabilities - 0.5%		44,375

Total net assets - 100.0%(5)		$8,142,783

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Ensco PLC (DR)	United Kingdom	US dollar
Open Text Corporation	Canada	US dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	5.000%	5/15/2037	$446,508

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Avnet, Inc.	United States	3.0%
The Progressive Corporation	United States	2.7
Arrow Electronics, Inc.	United States	2.7
Cimarex Energy Co.	United States	2.7
Alleghany Corporation	United States	2.6
The Western Union Company	United States	2.4
Ingram Micro Inc.	United States	2.3
Analog Devices, Inc.	United States	2.3
CIGNA Corporation	United States	2.3
Jacobs Engineering Group Inc.	United States	2.3

Total		25.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN SMALL CAP FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 95.5%

CONSUMER DISCRETIONARY - 15.5%
Automobiles - 0.6%
Tesla Motors, Inc.(1)	82,800	$3,083

Distributors - 3.1%
LKQ Corporation(1)	510,900	15,925

Diversified Consumer Services - 0.3%
K12 Inc.(1)	63,300	1,496

Hotels, Restaurants & Leisure - 1.0%
Dunkin’ Brands Group, Inc.	130,700	3,935
Peet’s Coffee & Tea, Inc.(1)	15,800	1,164

		5,099
Internet & Catalog Retail - 0.9%
HomeAway, Inc.(1)	83,400	2,116
MakeMyTrip Limited(1)(2)	107,600	2,472

		4,588
Media - 0.4%
Pandora Media, Inc.(1)	220,300	2,249

Specialty Retail - 6.4%
Francesca’s Collections, Inc.(1)(3)	152,400	4,817
Monro Muffler Brake, Inc.	174,300	7,232
Teavana Holdings Inc.(1)	122,200	2,410
Ulta Salon, Cosmetics & Fragrance, Inc.	193,200	17,946

		32,405
Textiles, Apparel & Luxury Goods - 2.8%
Deckers Outdoor Corporation(1)	16,300	1,028
Vera Bradley, Inc.(1)	167,900	5,069
The Warnaco Group, Inc.(1)	139,700	8,158

		14,255
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 1.7%
The Fresh Market, Inc.(1)	183,600	8,804

Food Products - 1.9%
Annie’s, Inc.(1)	15,900	554
TreeHouse Foods, Inc.(1)	150,400	8,949

		9,503
ENERGY - 3.7%
Energy Equipment & Services - 2.0%
Core Laboratories N.V.	16,300	2,145

ENERGY (CONTINUED)
Energy Equipment & Services (Continued)
Dril-Quip, Inc.(1)	118,900	$7,731

		9,876
Oil, Gas & Consumable Fuels - 1.7%
Oasis Petroleum Inc.(1)	91,300	2,815
Rosetta Resources Inc.(1)	114,900	5,602

		8,417
FINANCIALS - 2.9%
Capital Markets - 2.9%
Ares Capital Corporation	885,861	14,484

HEALTHCARE - 21.2%
Biotechnology - 6.4%
Cepheid(1)(4)	457,400	19,133
Incyte Corporation(1)	378,000	7,295
Regeneron Pharmaceuticals, Inc.(1)	48,700	5,679

		32,107
Health Care Equipment & Supplies - 3.9%
DexCom Inc.(1)	336,300	3,508
HeartWare International, Inc.(1)	79,400	5,216
NxStage Medical, Inc.(1)	331,800	6,394
ZOLL Medical Corporation(1)	51,300	4,752

		19,870
Health Care Providers & Services - 6.6%
Acadia Healthcare Company, Inc.(1)	230,400	3,755
Accretive Health, Inc.(1)	308,700	6,165
AMERIGROUP Corporation(1)	176,300	11,861
HMS Holdings Corp.(1)	375,200	11,710

		33,491
Health Care Technology - 4.0%
athenahealth, Inc.(1)(4)	270,400	20,042

Pharmaceuticals - 0.3%
VIVUS, Inc.(1)	57,700	1,290

INDUSTRIALS - 21.8%
Aerospace & Defense - 1.6%
Hexcel Corporation(1)	344,200	8,264

Electrical Equipment - 4.9%
Acuity Brands, Inc.	226,400	14,225
Regal Beloit Corporation	135,200	8,862

	Shares Held	Value

INDUSTRIALS (CONTINUED)
Electrical Equipment (Continued)
Thomas & Betts Corporation(1)	20,400	$1,467

		24,554
Machinery - 9.7%
Chart Industries, Inc.(1)	112,700	8,264
IDEX Corporation	348,100	14,665
Proto Labs, Inc.(1)	21,900	747
Robbins & Myers, Inc.	124,500	6,480
Titan International, Inc.	195,000	4,612
Westport Innovations Inc.(1)(2)	28,000	1,146
Woodward, Inc.	301,400	12,909

		48,823
Professional Services - 2.5%
The Advisory Board Company(1)	63,100	5,592
CoStar Group, Inc.(1)	57,500	3,970
RPX Corporation(1)	183,600	3,114

		12,676
Trading Companies & Distributors - 3.1%
Beacon Roofing Supply, Inc.(1)	614,600	15,832

INFORMATION TECHNOLOGY - 26.8%
Communications Equipment - 3.0%
Acme Packet, Inc.(1)	127,900	3,520
Aruba Networks, Inc.(1)	210,800	4,697
Finisar Corporation(1)	336,900	6,788

		15,005
Electronic Equipment & Instruments - 5.6%
Cognex Corporation	203,400	8,616
FEI Company(1)	77,700	3,816
IPG Photonics Corporation(1)	137,400	7,152
Maxwell Technologies, Inc.(1)	102,000	1,870
Universal Display Corporation(1)	181,400	6,626

		28,080
Internet Software & Services - 2.7%
Demandware, Inc.(1)	42,600	1,269
LogMeIn, Inc.(1)	165,000	5,813
MercadoLibre, Inc.	40,000	3,912
Travelzoo Inc.(1)	105,900	2,436

		13,430
Semiconductors & Semiconductor Equipment - 2.4%
Cavium Networks, Inc.(1)	200,800	6,213
Microsemi Corporation(1)	271,500	5,821

		12,034
Software - 13.1%
ANSYS, Inc.(1)	102,500	6,665
CommVault Systems, Inc.(1)	256,300	12,723
Concur Technologies, Inc.(1)	160,000	9,181
Fortinet, Inc.(1)	231,000	6,387

INFORMATION TECHNOLOGY (CONTINUED)
Software - (Continued)
Informatica Corporation(1)	147,000	$7,776
NetSuite Inc.(1)	166,700	8,383
Qlik Technologies Inc.(1)	314,900	10,077
RealPage, Inc.(1)	261,400	5,011

		66,203

Total common stocks (Cost $340,731)		481,885
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $17,588 (Cost $17,588)(5)	$17,588	$17,588

Total investments - 99.0% (Cost $358,319)		499,473

Other assets less liabilities - 1.0%		5,268

Total net assets - 100.0%(6)		$504,741

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
MakeMyTrip Limited	India	US dollar
Westport Innovations Inc.	Canada	US dollar

(3)	Non-voting shares.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	5.000%	5/15/2037	$17,946

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
athenahealth, Inc.	United States	4.0%
Cepheid	United States	3.8
Ulta Salon, Cosmetics & Fragrance, Inc.	United States	3.6
LKQ Corporation	United States	3.2
Beacon Roofing Supply, Inc.	United States	3.1
IDEX Corporation	United States	2.9
Ares Capital Corporation	United States	2.9
Acuity Brands, Inc.	United States	2.8
Woodward Governor Company	United States	2.6
CommVault Systems, Inc.	United States	2.5

Total		31.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 95.3%

CONSUMER DISCRETIONARY - 13.8%
Diversified Consumer Services - 4.3%
Coinstar, Inc.(1)	657,900	$41,810
Matthews International Corporation(2)	1,524,500	48,235
Regis Corporation	2,068,500	38,122
School Specialty, Inc.(1)	832,653	2,948

		131,115
Hotels, Restaurants & Leisure - 1.7%
Jack in the Box Inc.(1)	1,400,308	33,565
WMS Industries Inc.(1)	764,700	18,146

		51,711
Household Durables - 0.5%
Universal Electronics Inc.(1)	686,100	13,708

Media - 3.3%
Arbitron Inc.	556,800	20,590
DreamWorks Animation SKG, Inc., Class A(1)	2,381,300	43,935
Meredith Corporation	1,148,255	37,272

		101,797
Specialty Retail - 2.2%
Rent-A-Center, Inc.	1,759,062	66,405

Textiles, Apparel & Luxury Goods - 1.8%
Skechers U.S.A., Inc., Class A(1)	2,255,900	28,695
The Warnaco Group, Inc.(1)	468,700	27,372

		56,067
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Cal-Maine Foods, Inc.	420,600	16,092
Darling International Inc.(1)	1,108,300	19,307

		35,399
ENERGY - 10.5%
Energy Equipment & Services - 4.6%
GulfMark Offshore, Inc.(1)	616,100	28,316
Newpark Resources, Inc.(1)	1,154,800	9,458
Parker Drilling Company(1)	2,420,547	14,451
SEACOR Holdings Inc.(1)	223,600	21,416
Superior Energy Services, Inc.(1)	796,725	21,002

ENERGY (CONTINUED)
Energy Equipment & Services (Continued)
Tidewater Inc.	856,200	$46,252

		140,895
Oil, Gas & Consumable Fuels - 5.9%
Cloud Peak Energy Inc.(1)	3,009,200	47,937
Comstock Resources, Inc.(1)(2)	2,462,990	38,989
Forest Oil Corporation(1)	2,965,190	35,938
Lone Pine Resources Inc.(1)	3,002,511	19,516
World Fuel Services Corporation	915,700	37,544

		179,924
FINANCIALS - 6.7%
Diversified Financial Services - 0.9%
PICO Holdings, Inc.(1)(2)	1,220,290	28,616

Insurance - 2.8%
Allied World Assurance Company Holdings, Ltd	300,055	20,605
Alterra Capital Holdings Limited	432,075	9,929
Endurance Specialty Holdings Ltd.	528,123	21,474
Platinum Underwriters Holdings, Ltd.	940,200	34,317

		86,325
Real Estate Investment Trusts (REITS) - 3.0%
Anworth Mortgage Asset Corporation	1,672,400	11,004
Cypress Sharpridge Investments, Inc.	1,216,300	15,921
Hatteras Financial Corp.(2)	1,758,900	49,073
Potlatch Corporation	456,101	14,294

		90,292
HEALTHCARE - 2.7%
Biotechnology - 0.3%
Enzon Pharmaceuticals, Inc.(1)	1,448,300	9,906

Health Care Equipment & Supplies - 1.5%
CONMED Corporation	1,117,459	33,379
STERIS Corporation	354,400	11,206

		44,585
Life Sciences Tools & Services - 0.9%
ICON PLC (DR)(1)(2)(3)	1,351,441	28,678

	Shares Held	Value

INDUSTRIALS - 25.5%
Aerospace & Defense - 2.6%
Curtiss-Wright Corporation	467,800	$17,313
Spirit AeroSystems Holdings, Inc., Class A(1)	1,724,379	42,178
Teledyne Technologies Incorporated(1)	312,172	19,682

		79,173
Air Freight & Logistics - 1.3%
Atlas Air Worldwide Holdings, Inc.(1)	796,100	39,176

Airlines - 0.4%
Hawaiian Holdings, Inc.(1)	2,352,600	12,304

Building Products - 1.0%
Quanex Building Products Corporation	1,759,826	31,026

Commercial Services & Supplies - 3.2%
Quad/Graphics, Inc., Class A	848,200	11,790
Sykes Enterprises, Incorporated(1)(2)	2,916,694	46,084
Tetra Tech, Inc.(1)	1,520,400	40,078

		97,952
Construction & Engineering - 5.4%
Comfort Systems USA, Inc.(2)	2,505,826	27,339
EMCOR Group, Inc.	2,625,862	72,789
Granite Construction Incorporated	1,340,362	38,522
ORION MARINE GROUP, INC.(1)(2)	1,708,400	12,352
Tutor Perini Corporation(1)	788,200	12,280

		163,282
Electrical Equipment - 0.2%
Encore Wire Corporation	227,200	6,755

Machinery - 4.3%
Astec Industries, Inc.(1)	796,281	29,048
Harsco Corporation	539,100	12,647
Kaydon Corporation	674,700	17,212
Mueller Industries, Inc.	779,924	35,448
Woodward, Inc.	868,733	37,208

		131,563
Professional Services - 5.3%
CRA International, Inc.(1)(2)	621,479	15,674
FTI Consulting, Inc.(1)	1,855,765	69,628
Kforce Inc.(1)	1,099,000	16,375
Towers Watson & Co., Class A	586,487	38,749
TrueBlue, Inc.(1)	1,196,288	21,390

		161,816
Road & Rail - 1.8%
Ryder System, Inc.(2)	1,041,864	55,010

INFORMATION TECHNOLOGY -25.2%
Communications Equipment - 1.2%
ADTRAN, Inc.	565,100	$17,625
Ixia(1)	1,496,388	18,690

		36,315
Computers & Peripherals - 5.6%
Diebold, Incorporated	1,968,466	75,825
Intermec, Inc.(1)	1,405,619	10,865
Lexmark International, Inc.(2)	1,348,287	44,817
Logitech International S.A.(1)(3)	1,079,700	8,422
QLogic Corporation(1)	1,764,400	31,336

		171,265
Electronic Equipment & Instruments - 4.3%
Arrow Electronics, Inc.(1)(2)	1,208,247	50,710
Benchmark Electronics, Inc.(1)	1,272,301	20,980
Orbotech, Ltd.(1)(3)	55,840	647
Power-One, Inc.(1)	3,269,500	14,876
Tech Data Corporation(1)	808,900	43,891

		131,104
Internet Software & Services - 1.3%
EarthLink, Inc.	4,974,240	39,744

IT Services - 3.2%
CACI International Inc(1)	767,350	47,798
CoreLogic, Inc.(1)	1,055,000	17,218
ManTech International Corporation, Class A	892,168	30,744

		95,760
Semiconductors & Semiconductor Equipment - 3.7%
Intersil Corporation	4,537,100	50,816
Rudolph Technologies, Inc.(1)	535,201	5,946
Ultratech, Inc.(1)(2)	1,884,437	54,611

		111,373
Software - 5.9%
Manhattan Associates, Inc.(1)	568,251	27,009
MicroStrategy Incorporated, Class A(1)	336,171	47,064
Progress Software Corporation(1)	2,218,523	52,402
Rosetta Stone Inc.(1)(2)	1,088,300	11,231
Websense, Inc.(1)(2)	1,948,737	41,099

		178,805
MATERIALS - 6.8%
Chemicals - 5.0%
H.B. Fuller Company(2)	2,541,433	83,435
Minerals Technologies Inc.	462,200	30,233
Sensient Technologies Corporation	1,017,715	38,673

		152,341

	Shares Held	Value

MATERIALS (CONTINUED)
Construction Materials - 0.4%
Eagle Materials Inc.	303,819	$10,558

Metals & Mining - 1.4%
Schnitzer Steel Industries, Inc., Class A	1,040,000	41,491

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Atlantic Tele-Network, Inc.	619,614	22,529
Neutral Tandem, Inc.(1)(2)	1,732,000	21,113

		43,642
UTILITIES - 1.5%
Electrical Utilities - 1.5%
Cleco Corporation	560,171	22,211
Portland General Electric Company	879,370	21,967

		44,178

Total common stocks (Cost $2,529,827)		2,900,056
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $137,922 (Cost $137,922)(4)	$137,922	$137,922

Total investments - 99.8% (Cost $2,667,749)		3,037,978

Other assets less liabilities - 0.2%		5,490

Total net assets - 100.0%(5)		$3,043,468

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ICON PLC (DR)	Ireland	US dollar
Logitech International S.A.	Switzerland	US dollar
Orbotech, Ltd.	Israel	US dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.625%	2/15/2020	140,682

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
H.B. Fuller Company	United States	2.7%
Diebold, Incorporated	United States	2.5
EMCOR Group, Inc.	United States	2.4
FTI Consulting, Inc.	United States	2.3
Rent-A-Center, Inc.	United States	2.2
Ryder System, Inc.	United States	1.8
Ultratech, Inc.	United States	1.8
Progress Software Corporation	United States	1.7
Intersil Corporation	United States	1.7
Arrow Electronics, Inc.	United States	1.7

Total		20.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN VALUE FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 92.2%

CONSUMER DISCRETIONARY - 4.7%
Diversified Consumer Services - 2.0%
H&R Block, Inc.	898,400	$14,797

Multiline Retail - 2.7%
Target Corporation	356,000	20,744

CONSUMER STAPLES - 7.5%
Food & Staples Retailing - 5.5%
Tesco plc(1)	4,789,779	25,282
Wal-Mart Stores, Inc.	265,600	16,255

		41,537
Food Products - 2.0%
Unilever PLC (DR)(1)	463,320	15,313

ENERGY - 14.3%
Energy Equipment & Services - 5.8%
Baker Hughes Incorporated	648,600	27,202
Noble Corporation	435,100	16,303

		43,505
Oil, Gas & Consumable Fuels - 8.5%
Apache Corporation	265,600	26,677
Cimarex Energy Co.	302,200	22,807
Exxon Mobil Corporation	169,500	14,701

		64,185
FINANCIALS - 24.3%
Capital Markets - 4.5%
The Bank of New York Mellon Corporation	779,700	18,814
The Goldman Sachs Group, Inc.	119,805	14,900

		33,714
Insurance - 17.4%
Alleghany Corporation(2)	46,636	15,348
The Allstate Corporation	491,550	16,182
Arch Capital Group Ltd.(2)(3)	514,200	19,149
Berkshire Hathaway Inc., Class B(2)	429,430	34,848
The Chubb Corporation	288,200	19,918
The Progressive Corporation	1,135,700	26,326

		131,771
Real Estate Investment Trusts (REITS) - 2.4%
Annaly Capital Management, Inc.	1,169,600	18,503

HEALTHCARE - 4.4%
Health Care Equipment & Supplies - 1.9%
Becton, Dickinson and Company	186,500	$14,482

Health Care Providers & Services - 2.5%
Cigna Corporation	383,900	18,907

INDUSTRIALS - 2.9%
Construction & Engineering - 2.9%
Jacobs Engineering Group Inc.(2)	491,600	21,812

INFORMATION TECHNOLOGY - 31.6%
Communications Equipment - 4.2%
Cisco Systems, Inc.	1,491,700	31,549

Computers & Peripherals - 7.6%
Apple Inc.(2)	67,572	40,507
Hewlett-Packard Company	695,000	16,562

		57,069
Electronic Equipment & Instruments - 5.9%
Avnet, Inc.(2)(3)	649,800	23,646
Ingram Micro Inc.(2)(3)	1,147,000	21,288

		44,934
IT Services - 4.2%
Total System Services, Inc.	330,950	7,635
The Western Union Company	1,378,600	24,263

		31,898
Semiconductors & Semiconductor Equipment - 3.5%
Texas Instruments Incorporated	785,400	26,397

Software - 6.2%
Microsoft Corporation	638,500	20,592
Oracle Corporation	909,700	26,527

		47,119
TELECOMMUNICATION SERVICES - 2.5%
Wireless Telecommunication Services - 2.5%
Vodafone Group Plc (DR)(1)	683,300	18,907

Total common stocks (Cost $609,670)		697,143

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $58,413 (Cost $58,413)(4)	$58,413	$58,413

Total investments - 99.9% (Cost $668,083)		755,556

Other assets less liabilities - 0.1%		493

Total net assets - 100.0%(5)		$756,049

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Tesco plc	United Kingdom	British pound
Unilever PLC (DR)	United Kingdom	US dollar
Vodafone Group Plc (DR)	United Kingdom	US dollar

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	5.000%	5/15/2037	$59,583

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Apple Inc.	United States	5.4%
Berkshire Hathaway Inc.	United States	4.6
Cisco Systems, Inc.	United States	4.2
Baker Hughes Incorporated	United States	3.6
Apache Corporation	United States	3.5
Oracle Corporation	United States	3.5
Texas Instruments Incorporated	United States	3.5
The Progressive Corporation	United States	3.5
Tesco plc	United Kingdom	3.3
The Western Union Company	United States	3.2

Total		38.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2012 (Unaudited)

Dollar values in thousands, except per share amounts

	GLOBAL EQUITY		GLOBAL VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$11,989		$130,767
Investments in securities, affiliated, at value	-		4,675
Short-term investments (repurchase agreements), at value	185		28,255

Total investments	12,174		163,697
Cash	1		-	(1)
Foreign currency	8		4
Unrealized gain on foreign currency forward and spot contracts	-	(1)	214
Receivable from investments sold	159		1,004
Receivable from fund shares sold	30		497
Dividends and interest receivable	35		202

Total assets	12,407		165,618

LIABILITIES:
Unrealized loss on foreign currency forward and spot contracts	-		4
Payable for investments purchased	41		16,551
Payable for fund shares redeemed	11		798
Payable for operating expenses	70		52
Payable for foreign taxes	1		5

Total liabilities	123		17,410

Total net assets	$12,284		$148,208

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$10,301		$130,509
Net unrealized appreciation on investments and foreign currency related transactions	1,845		17,731
Accumulated undistributed net investment income (loss)	11		(95)
Accumulated undistributed net realized gains on investments and foreign currency related transactions	127		63

	$12,284		$148,208

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$12,284		$148,208
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	1,025,009		13,386,609
Net asset value, offering price and redemption price per share
Investor Shares	$11.98		$11.07
Cost of securities of unaffiliated issuers held	$10,329		$142,498
Cost of securities of affiliated issuers held	$-		$3,655
Cost of foreign currency	$8		$4

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2012 (Unaudited) (Continued)

Dollar values in thousands, except per share amounts

	GROWTH OPPORTUNITIES	INTERNATIONAL
ASSETS:
Investments in securities, unaffiliated, at value	$294,511	$9,095,293
Short-term investments (repurchase agreements), at value	18,805	159,801

Total investments	313,316	9,255,094
Cash	1	1
Foreign currency	1	1,690
Unrealized gain on foreign currency forward and spot contracts	108	58
Receivable from investments sold	-	145,520
Receivable from fund shares sold	638	9,608
Dividends and interest receivable	115	32,104

Total assets	314,179	9,444,075

LIABILITIES:
Unrealized loss on foreign currency forward and spot contracts	2	411
Payable for investments purchased	6,776	35,935
Payable for fund shares redeemed	233	48,498
Payable for operating expenses	124	2,964
Payable for foreign taxes	92	1,147

Total liabilities	7,227	88,955

Total net assets	$306,952	$9,355,120

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$260,747	$9,564,855
Net unrealized appreciation on investments and foreign currency related transactions	49,742	1,608,018
Accumulated undistributed net investment income (loss)	(1,105)	32,098
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(2,432)	(1,849,851)

	$306,952	$9,355,120

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$169,016	$6,998,634
Institutional Shares	$137,936	$2,356,486
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	12,319,536	305,639,938
Institutional Shares	10,054,781	102,340,078
Net asset value, offering price and redemption price per share
Investor Shares	$13.72	$22.90
Institutional Shares	$13.72	$23.03
Cost of securities of unaffiliated issuers held	$263,595	$7,646,998
Cost of foreign currency	$1	$1,690

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2012 (Unaudited) (Continued)

Dollar values in thousands, except per share amounts

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$645,924	$4,346,766
Investments in securities, affiliated, at value	-	515,735
Short-term investments (repurchase agreements), at value	-	487,567

Total investments	645,924	5,350,068
Cash	-	-	(1)
Foreign currency	158	1,335
Unrealized gain on foreign currency forward and spot contracts	1	24,234
Receivable from investments sold	8,510	5,947
Receivable from fund shares sold	7,351	19,292
Dividends and interest receivable	1,074	13,515

Total assets	663,018	5,414,391

LIABILITIES:
Unrealized loss on foreign currency forward and spot contracts	20	1
Due to custodian	619	-
Payable for investments purchased	3,146	3,380
Payable for fund shares redeemed	389	7,921
Payable for operating expenses	299	1,075
Payable for foreign taxes	65	506

Total liabilities	4,538	12,883

Total net assets	$658,480	$5,401,508

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$557,910	$4,641,539
Net unrealized appreciation on investments and foreign currency related transactions	138,799	806,226
Accumulated undistributed net investment income (loss)	(777)	113
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(37,452)	(46,370)

	$658,480	$5,401,508

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$658,480	$4,045,924
Institutional Shares		$1,355,584
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	33,345,447	144,916,265
Institutional Shares		48,470,184
Net asset value, offering price and redemption price per share
Investor Shares	$19.75	$27.92
Institutional Shares		$27.97
Cost of securities of unaffiliated issuers held	$507,110	$4,190,473
Cost of securities of affiliated issuers held	$-	$377,571
Cost of foreign currency	$157	$1,335

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2012 (Unaudited) (Continued)

Dollar values in thousands, except per share amounts

	MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$5,960,924		$6,524,054
Investments in securities, affiliated, at value	300,236		1,136,605
Short-term investments (repurchase agreements), at value	296,054		437,749

Total investments	6,557,214		8,098,408
Cash	-	(1)	-	(1)
Receivable from investments sold	-		22,927
Receivable from fund shares sold	19,128		25,589
Dividends and interest receivable	2,429		17,193

Total assets	6,578,771		8,164,117

LIABILITIES:
Payable for investments purchased	31,324		8,048
Payable for fund shares redeemed	7,579		11,536
Payable for operating expenses	2,494		1,750

Total liabilities	41,397		21,334

Total net assets	$6,537,374		$8,142,783

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$4,114,863		$6,690,708
Net unrealized appreciation on investments and foreign currency related transactions	2,342,826		1,306,835
Accumulated undistributed net investment income (loss)	(21,199)		10,806
Accumulated undistributed net realized gains on investments and foreign currency related transactions	100,884		134,434

	$6,537,374		$8,142,783

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$5,498,450		$8,104,011
Institutional Shares	$1,038,924		$38,772
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	138,178,391		375,995,478
Institutional Shares	25,193,761		1,798,588
Net asset value, offering price and redemption price per share
Investor Shares	$39.79		$21.55
Institutional Shares	$41.24		$21.56
Cost of securities of unaffiliated issuers held	$4,015,682		$5,862,839
Cost of securities of affiliated issuers held	$198,706		$928,734

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2012 (Unaudited) (Continued)

Dollar values in thousands, except per share amounts

	SMALL CAP	SMALL CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$442,710	$2,242,990
Investments in securities, affiliated, at value	39,175	657,066
Short-term investments (repurchase agreements), at value	17,588	137,922

Total investments	499,473	3,037,978
Cash	1	1
Receivable from investments sold	2,624	5,089
Receivable from fund shares sold	9,131	4,416
Dividends and interest receivable	243	3,296

Total assets	511,472	3,050,780

LIABILITIES:
Net unrealized loss on foreign currency forward contracts	- (1)	-
Payable for investments purchased	5,715	5,358
Payable for fund shares redeemed	882	974
Payable for operating expenses	134	980

Total liabilities	6,731	7,312

Total net assets	$504,741	$3,043,468

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$509,958	$2,664,092
Net unrealized appreciation on investments and foreign currency related transactions	141,154	370,229
Accumulated undistributed net investment income (loss)	(1,433)	9,489
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(144,938)	(342)

	$504,741	$3,043,468

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$504,741	$2,929,647
Institutional Shares		$113,821
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	24,510,087	178,487,101
Institutional Shares		6,934,535
Net asset value, offering price and redemption price per share
Investor Shares	$20.59	$16.41
Institutional Shares		$16.41
Cost of securities of unaffiliated issuers held	$339,807	$2,075,342
Cost of securities of affiliated issuers held	$18,512	$592,407

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2012 (Unaudited) (Continued)

Dollar values in thousands, except per share amounts

	VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$633,060
Investments in securities, affiliated, at value	64,083
Short-term investments (repurchase agreements), at value	58,413

Total investments	755,556
Cash	–	(1)
Receivable from investments sold	6,180
Receivable from fund shares sold	1,542
Dividends and interest receivable	1,365

Total assets	764,643

LIABILITIES:
Payable for investments purchased	8,094
Payable for fund shares redeemed	266
Payable for operating expenses	234

Total liabilities	8,594

Total net assets	$756,049

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$724,628
Net unrealized appreciation on investments and foreign currency related transactions	87,473
Accumulated undistributed net investment income	363
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(56,415)

	$756,049

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$664,751
Institutional Shares	$91,298
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	59,631,633
Institutional Shares	8,183,814
Net asset value, offering price and redemption price per share
Investor Shares	$11.15
Institutional Shares	$11.16
Cost of securities of unaffiliated issuers held	$616,031
Cost of securities of affiliated issuers held	$52,052

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2012 (Unaudited)

Dollar values in thousands

	GLOBAL EQUITY	GLOBAL VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$98	$935
Interest	- (2)	-	(2)

Total investment income	98	935

EXPENSES:
Advisory fees	57	470
Transfer agent fees
Investor Shares	43	131
Shareholder communications
Investor Shares	3	10
Custodian fees	12	24
Accounting fees	19	26
Professional fees	24	17
Registration fees
Investor Shares	32	22
Directors’ fees	3	3
Other operating expenses	2	2

Total operating expenses	195	705
Less amounts waived or paid by the Adviser	(109)	-

Net Expenses	86	705

Net investment income	12	230

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(2)	166	483
Foreign currency related transactions	(2)	60

	164	543
Net increase in unrealized appreciation or depreciation on:
Investments	2,308	15,952
Foreign currency related transactions	1	174

	2,309	16,126

Net gain on investments and foreign currency related transactions	2,473	16,669

Net increase in net assets resulting from operations	$2,485	$16,899

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized (loss) on investments from affiliated issuers
	Global Equity	$4	$-
	Global Value	36	(14)

(2)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2012 (Unaudited) (Continued)

Dollar values in thousands

	GROWTH OPPORTUNITIES	INTERNATIONAL
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$497	$81,255
Interest	1	22

Total investment income	498	81,277

EXPENSES:
Advisory fees	835	40,306
Transfer agent fees
Investor Shares	206	6,118
Institutional Shares	4	12
Shareholder communications
Investor Shares	15	355
Institutional Shares	- (2)	20
Custodian fees	24	1,884
Accounting fees	23	37
Professional fees	34	207
Registration fees
Investor Shares	28	52
Institutional Shares	14	19
Directors’ fees	4	189
Other operating expenses	4	94

Total operating expenses	1,191	49,293

Net investment income (loss)	(693)	31,984

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	(1,230)	65,412
Foreign currency related transactions	(125)	(2,807)

	(1,355)	62,605
Net increase in unrealized appreciation or depreciation on:
Investments	46,889	1,911,379
Foreign currency related transactions	31	726

	46,920	1,912,105

Net gain on investments and foreign currency related transactions	45,565	1,974,710

Net increase in net assets resulting from operations	$44,872	$2,006,694

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers
	Growth Opportunities	$6
	International	3,230

(2)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2012 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$3,697	$42,253
Dividends, from affiliated issuers(1)	-	565
Interest	1	16

Total investment income	3,698	42,834

EXPENSES:
Advisory fees	3,686	22,354
Transfer agent fees
Investor Shares	442	3,069
Institutional Shares		12
Shareholder communications
Investor Shares	31	254
Institutional Shares		14
Custodian fees	217	631
Accounting fees	26	36
Professional fees	34	108
Registration fees
Investor Shares	29	75
Institutional Shares		28
Directors’ fees	14	94
Other operating expenses	9	46

Total operating expenses	4,488	26,721

Net investment income (loss)	(790)	16,113

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	9,305	(11,639)
Foreign currency related transactions	(72)	8,450

	9,233	(3,189)
Net increase in unrealized appreciation or depreciation on:
Investments	102,763	812,004
Foreign currency related transactions	10	22,090

	102,773	834,094

Net gain on investments and foreign currency related transactions	112,006	830,905

Net increase in net assets resulting from operations	$111,216	$847,018

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized gain on investments from affiliated issuers
	International Small Cap	$88	$-
	International Value	2,861	2,555

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2012 (Unaudited) (Continued)

Dollar values in thousands

	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$12,823	$63,394
Dividends, from affiliated issuers(1)	-	8,645
Interest	14	18

Total investment income	12,837	72,057

EXPENSES:
Advisory fees	26,829	34,143
Transfer agent fees
Investor Shares	6,406	7,041
Institutional Shares	11	4
Shareholder communications
Investor Shares	252	553
Institutional Shares	11	2
Custodian fees	115	63
Accounting fees	30	19
Professional fees	120	139
Registration fees
Investor Shares	71	135
Institutional Shares	16	5
Directors’ fees	115	138
Other operating expenses	60	70

Total operating expenses	34,036	42,312

Net investment income (loss)	(21,199)	29,745

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gain on:
Investments(1)	211,756	189,126
Net increase in unrealized appreciation or depreciation on:
Investments	1,203,959	1,277,537

Net gain on investments and foreign currency related transactions	1,415,715	1,466,663

Net increase in net assets resulting from operations	$1,394,516	$1,496,408

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized gain on investments from affiliated issuers
	Mid Cap	$55	$40,239
	Mid Cap Value	-	17,037

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2012 (Unaudited) (Continued)

Dollar values in thousands

	SMALL CAP	SMALL CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$1,231	$21,564
Dividends, from affiliated issuers(1)	-	5,086
Interest	1	5

Total investment income	1,232	26,655

EXPENSES:
Advisory fees	2,161	13,726
Transfer agent fees
Investor Shares	362	2,846
Institutional Shares		4
Shareholder communications
Investor Shares	45	313
Institutional Shares		2
Custodian fees	18	41
Accounting fees	21	21
Professional fees	18	58
Registration fees
Investor Shares	30	42
Institutional Shares		5
Directors’ fees	6	64
Other operating expenses	5	32

Total operating expenses	2,666	17,154

Net investment income (loss)	(1,434)	9,501

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gain on:
Investments(1)	8,074	9,018
Net increase in unrealized appreciation or depreciation on:
Investments	93,742	618,847

Net gain on investments and foreign currency related transactions	101,816	627,865

Net increase in net assets resulting from operations	$100,382	$637,366

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized gain (loss) on investments from affiliated issuers
	Small Cap	$4	$216
	Small Cap Value	-	(44,246)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2012 (Unaudited) (Continued)

Dollar values in thousands

VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers	$5,342
Interest	11

Total investment income	5,353

EXPENSES:
Advisory fees	2,163
Transfer agent fees
Investor Shares	649
Institutional Shares	5
Shareholder communications
Investor Shares	47
Institutional Shares	1
Custodian fees	14
Accounting fees	23
Professional fees	25
Registration fees
Investor Shares	50
Institutional Shares	7
Directors’ fees	9
Other operating expenses	6

Total operating expenses	2,999

Net investment income	2,354

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	5,222
Foreign currency related transactions	(4)

5,218
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	111,512
Foreign currency related transactions	1

111,513

Net gain on investments and foreign currency related transactions	116,731

Net increase in net assets resulting from operations	$119,085

(1)	Including net realized loss on investments from affiliated issuers of $	113.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	GLOBAL EQUITY		GLOBAL VALUE
	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011
OPERATIONS:
Net investment income	$12	$36	$230	$304
Net realized gain (loss) on:
Investments	166	582	483	1,882
Foreign currency related transactions	(2)	(7)	60	(140)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	2,308	(962)	15,952	(5,271)
Foreign currency related transactions	1	6	174	6

Net increase (decrease) in net assets resulting from operations	2,485	(345)	16,899	(3,219)

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(28)	(70)	-	(313)
Net realized gains on investment transactions:
Investor Shares	(191)	(88)	(1,393)	-

Total distributions paid to shareholders	(219)	(158)	(1,393)	(313)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(890)	942	67,036	34,444

Total increase in net assets	1,376	439	82,542	30,912

Net assets, beginning of period	10,908	10,469	65,666	34,754

Net assets, end of period	$12,284	$10,908	$148,208	$65,666

Accumulated undistributed net investment income (loss)	$11	$27	$(95)	$(325)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GROWTH OPPORTUNITIES		INTERNATIONAL
	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011
OPERATIONS:
Net investment income (loss)	$(693)	$(999)	$31,984	$121,485
Net realized gain (loss) on:
Investments	(1,230)	2,181	65,412	994,852
Foreign currency related transactions	(125)	(432)	(2,807)	(79)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	46,889	(14,114)	1,911,379	(1,875,691)
Foreign currency related transactions	31	(9)	726	(1,399)

Net increase (decrease) in net assets resulting from operations	44,872	(13,373)	2,006,694	(760,832)

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	-	-	(87,816)	(61,274)
Institutional Shares	-	-	(33,126)	(26,489)
Net realized gains on investment transactions:
Investor Shares	(1,240)	(1,034)	-	-
Institutional Shares	(371)	-	-	-

Total distributions paid to shareholders	(1,611)	(1,034)	(120,942)	(87,763)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	107,964	97,676	(357,040)	(973,666)

Total increase (decrease) in net assets	151,225	83,269	1,528,712	(1,822,261)

Net assets, beginning of period	155,727	72,458	7,826,408	9,648,669

Net assets, end of period	$306,952	$155,727	$9,355,120	$7,826,408

Accumulated undistributed net investment income (loss)	$(1,105)	$(412)	$32,098	$121,055

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP		INTERNATIONAL VALUE
	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011
OPERATIONS:
Net investment income (loss)	$(790)	$2,539	$16,113	$51,313
Net realized gain (loss) on:
Investments	9,305	74,403	(11,639)	140,973
Foreign currency related transactions	(72)	(115)	8,450	(18,918)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	102,763	(138,137)	812,004	(483,261)
Foreign currency related transactions	10	(65)	22,090	1,338

Net increase (decrease) in net assets resulting from operations	111,216	(61,375)	847,018	(308,555)

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(2,354)	(457)	(1,955)	(39,445)
Institutional Shares			(1,195)	(12,501)
Net realized gains on investment transactions:
Investor Shares	-	-	(9,181)	-
Institutional Shares			(3,059)	-

Total distributions paid to shareholders	(2,354)	(457)	(15,390)	(51,946)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(5,108)	(180,835)	294,398	1,298,269

Total increase (decrease) in net assets	103,754	(242,667)	1,126,026	937,768

Net assets, beginning of period	554,726	797,393	4,275,482	3,337,714

Net assets, end of period	$658,480	$554,726	$5,401,508	$4,275,482

Accumulated undistributed net investment income (loss)	$(777)	$2,367	$113	$(12,850)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP		MID CAP VALUE
	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011
OPERATIONS:
Net investment income (loss)	$(21,199)	$(40,985)	$29,745	$45,496
Net realized gain on:
Investments	211,756	665,237	189,126	585,460
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	1,203,959	(348,059)	1,277,537	(531,683)

Net increase in net assets resulting from operations	1,394,516	276,193	1,496,408	99,273

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	-	-	(43,082)	(48,963)
Institutional Shares	-	-	-	-
Net realized gains on investment transactions:
Investor Shares	-	-	(499,737)	(97,741)
Institutional Shares	-	-	-	-

Total distributions paid to shareholders	-	-	(542,819)	(146,704)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	132,102	(143,118)	988,730	508,268

Total increase in net assets	1,526,618	133,075	1,942,319	460,837

Net assets, beginning of period	5,010,756	4,877,681	6,200,464	5,739,627

Net assets, end of period	$6,537,374	$5,010,756	$8,142,783	$6,200,464

Accumulated undistributed net investment income (loss)	$(21,199)	$-	$10,806	$24,143

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SMALL CAP		SMALL CAP VALUE
	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011
OPERATIONS:
Net investment income (loss)	$(1,434)	$(2,411)	$9,501	$1,882
Net realized gain on:
Investments	8,074	81,909	9,018	317,544
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	93,742	(48,672)	618,847	(422,880)

Net increase (decrease) in net assets resulting from operations	100,382	30,826	637,366	(103,454)

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	-	-	(1,078)	(2,837)
Institutional Shares			-	-
Net realized gains on investment transactions:
Investor Shares	-	-	(238,253)	-
Institutional Shares			-	-

Total distributions paid to shareholders	-	-	(239,331)	(2,837)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	77,659	(26,856)	38,170	23,138

Total increase (decrease) in net assets	178,041	3,970	436,205	(83,153)

Net assets, beginning of period	326,700	322,730	2,607,263	2,690,416

Net assets, end of period	$504,741	$326,700	$3,043,468	$2,607,263

Accumulated undistributed net investment income (loss)	$(1,433)	$-	$9,489	$1,066

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	VALUE
	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011
OPERATIONS:
Net investment income	$2,354	$3,743
Net realized gain (loss) on:
Investments	5,222	32,265
Foreign currency related transactions	(4)	(41)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	111,512	(42,872)
Foreign currency related transactions	1	(1)

Net increase (decrease) in net assets resulting from operations	119,085	(6,906)

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(3,915)	(2,455)
Institutional Shares	(682)	-

Total distributions paid to shareholders	(4,597)	(2,455)

FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	179,399	205,150

Total increase in net assets	293,887	195,789

Net assets, beginning of period	462,162	266,373

Net assets, end of period	$756,049	$462,162

Accumulated undistributed net investment income	$363	$2,606

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions) held throughout the entire period.

	ARTISAN GLOBAL EQUITY FUND
	Investor Shares

	Year or Period Ended

	3/31/2012(1)	9/30/2011	9/30/2010(2)

Net Asset Value Beginning of Period	$9.83	$10.23	$10.00
Net Investment Income (Loss)(3)	0.01	(0.03)	0.03
Net Realized and Unrealized Gain (Loss) on Investments	2.35	(0.23)	0.20

Total Income (Loss) from Investment Operations	2.36	(0.26)	0.23

Dividends from Net Investment Income	(0.03)	(0.06)	-
Distributions from Net Realized Gains	(0.18)	(0.08)	-

Total Distributions	(0.21)	(0.14)	-

Net Asset Value End of Period	$11.98	$9.83	$10.23

Total Return(4)	24.33%	(2.66)%	2.30%
Net Assets End of Period (millions)	$12.3	$10.9	$10.5
Ratio of Expenses to Average Net Assets(5)(6)	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets(5)(6)	0.22%	0.28%	0.69%
Portfolio Turnover Rate(4)	50.60%	150.01%	60.81%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	For the period from commencement of operations March 29, 2010 through September 30, 2010.
(3)	Computed based on average shares outstanding.
(4)	Periods less than twelve months (where applicable) are not annualized.
(5)	Periods less than twelve months (where applicable) are annualized.
(6)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by Artisan Partners Limited Partnership (the “Adviser”). Absent expenses waived or paid by the Adviser, the ratios of expenses to average net assets and net investment loss to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets
3/31/2012	3.40%	(1.69)%
9/30/2011	3.12%	(1.34)%
9/30/2010	3.66%	(1.47)%

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN GLOBAL VALUE FUND
	Investor Shares

	Year or Period Ended

	3/31/2012(1)	9/30/2011	9/30/2010	9/30/2009	9/30/2008(2)

Net Asset Value Beginning of Period	$9.28	$9.37	$8.64	$8.32	$10.00
Net Investment Income(3)	0.03	0.06	0.06	0.08	0.10
Net Realized and Unrealized Gain (Loss) on Investments	1.93	(0.07)	0.87	0.29	(1.78)

Total Income (Loss) from Investment Operations	1.96	(0.01)	0.93	0.37	(1.68)

Dividends from Net Investment Income	-	(0.08)	(0.20)	(0.05)	-
Distributions from Net Realized Gains	(0.17)	-	-	-	-

Total Distributions	(0.17)	(0.08)	(0.20)	(0.05)	-

Net Asset Value End of Period	$11.07	$9.28	$9.37	$8.64	$8.32

Total Return(4)	21.31%	(0.23)%	10.98%	4.65%	(16.80)%
Net Assets End of Period (millions)	$148.2	$65.7	$34.8	$28.6	$9.6
Ratio of Expenses to Average Net Assets(5)(6)	1.50%	1.50%	1.50%	1.50%	1.44%
Ratio of Net Investment Income to Average Net Assets(5)(6)	0.49%	0.56%	0.71%	1.11%	1.39%
Portfolio Turnover Rate(4)	15.58%	32.32%	34.52%	56.57%	42.27%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	For the period from commencement of operations December 10, 2007 through September 30, 2008.
(3)	Computed based on average shares outstanding.
(4)	Periods less than twelve months (where applicable) are not annualized.
(5)	Periods less than twelve months (where applicable) are annualized.
(6)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
9/30/2011	1.72%	0.34%
9/30/2010	1.96%	0.26%
9/30/2009	2.16%	0.45%
9/30/2008	3.53%	(0.70)%

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN GROWTH OPPORTUNITIES FUND
	Investor Shares

	Year or Period Ended

	3/31/2012(1)	9/30/2011	9/30/2010	9/30/2009	9/30/2008(2)

Net Asset Value Beginning of Period	$10.90	$10.99	$9.14	$9.32	$10.00
Net Investment Loss(3)	(0.05)	(0.09)	(0.09)	(0.05)	- (7)
Net Realized and Unrealized Gain (Loss) on Investments	2.98	0.13	1.94	(0.13)	(0.68)

Total Income (Loss) from Investment Operations	2.93	0.04	1.85	(0.18)	(0.68)

Dividends from Net Investment Income	-	-	-	-	-
Distributions from Net Realized Gains	(0.11)	(0.13)	-	-	-

Total Distributions	(0.11)	(0.13)	-	-	-

Net Asset Value End of Period	$13.72	$10.90	$10.99	$9.14	$9.32

Total Return(4)	27.27%	0.14%	20.24%	(1.93)%	(6.80)%
Net Assets End of Period (millions)	$169.0	$142.8	$72.5	$45.6	$5.7
Ratio of Expenses to Average Net Assets(5)(6)	1.33%	1.40%	1.50%	1.47%	1.50%
Ratio of Net Investment Loss to Average Net Assets(5)(6)	(0.83)%	(0.73)%	(0.91)%	(0.59)%	(0.69)%
Portfolio Turnover Rate(4)	18.24%	76.18%	79.99%	101.01%	3.05%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	For the period from commencement of operations September 22, 2008 through September 30, 2008.
(3)	Computed based on average shares outstanding.
(4)	Periods less than twelve months (where applicable) are not annualized.
(5)	Periods less than twelve months (where applicable) are annualized.
(6)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment loss to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets
9/30/2010	1.54%	(0.95)%
9/30/2009	2.24%	(1.36)%
9/30/2008	48.41%	(47.60)%

(7)	Amount is between $0.005 and $(0.005) per share.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN INTERNATIONAL FUND
	Investor Shares

	Year or Period Ended

	3/31/2012(1)	9/30/2011	9/30/2010	9/30/2009	9/30/2008	9/30/2007

Net Asset Value Beginning of Period	$18.37	$20.57	$20.16	$20.34	$33.75	$28.75
Net Investment Income(2)	0.07	0.26	0.17	0.23	0.36	0.31
Net Realized and Unrealized Gain (Loss) on Investments	4.74	(2.28)	0.49	0.48	(9.10)	7.45

Total Income (Loss) from Investment Operations	4.81	(2.02)	0.66	0.71	(8.74)	7.76

Dividends from Net Investment Income	(0.28)	(0.18)	(0.25)	(0.19)	(0.20)	(0.43)
Distributions from Net Realized Gains	-	-	-	(0.70)	(4.47)	(2.33)

Total Distributions	(0.28)	(0.18)	(0.25)	(0.89)	(4.67)	(2.76)

Net Asset Value End of Period	$22.90	$18.37	$20.57	$20.16	$20.34	$33.75

Total Return(3)	26.51%	(9.95)%	3.27%	5.00%	(29.99)%	28.69%
Net Assets End of Period (millions)	$6,998.6	$5,837.1	$7,294.7	$7,715.1	$8,760.0	$12,810.0
Ratio of Expenses to Average Net Assets(4)	1.19%	1.22%	1.23%	1.22%	1.22%	1.21%
Ratio of Net Investment Income to Average Net Assets(4)	0.69%	1.18%	0.86%	1.47%	1.28%	1.01%
Portfolio Turnover Rate(3)	31.38%	70.36%	70.51%	82.38%	54.42%	66.30%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN INTERNATIONAL SMALL CAP FUND
	Investor Shares

	Year or Period Ended

	3/31/2012(1)	9/30/2011	9/30/2010	9/30/2009	9/30/2008	9/30/2007

Net Asset Value Beginning of Period	$16.44	$18.63	$16.66	$14.28	$26.96	$22.77
Net Investment Income (Loss)(2)	(0.02)	0.07	0.02	0.12	0.21	0.11
Net Realized and Unrealized Gain (Loss) on Investments	3.40	(2.25)	2.07	2.62	(9.26)	8.54

Total Income (Loss) from Investment Operations	3.38	(2.18)	2.09	2.74	(9.05)	8.65

Dividends from Net Investment Income	(0.07)	(0.01)	(0.12)	(0.16)	(0.20)	(0.70)
Distributions from Net Realized Gains	-	-	-	(0.20)	(3.43)	(3.76)

Total Distributions	(0.07)	(0.01)	(0.12)	(0.36)	(3.63)	(4.46)

Net Asset Value End of Period	$19.75	$16.44	$18.63	$16.66	$14.28	$26.96

Total Return(3)	20.66%	(11.70)%	12.60%	20.59%	(38.44)%	43.10%
Net Assets End of Period (millions)	$658.5	$554.7	$797.4	$695.8	$732.4	$1,356.0
Ratio of Expenses to Average Net Assets(4)	1.52%	1.50%	1.50%	1.50%	1.51%	1.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(4)	(0.27)%	0.35%	0.14%	0.99%	0.96%	0.45%
Portfolio Turnover Rate(3)	21.82%	44.76%	73.90%	58.42%	42.80%	49.85%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN INTERNATIONAL VALUE FUND
	Investor Shares

	Year or Period Ended

	3/31/2012(1)	9/30/2011	9/30/2010	9/30/2009	9/30/2008	9/30/2007

Net Asset Value Beginning of Period	$23.44	$24.74	$22.83	$21.20	$28.49	$26.71
Net Investment Income(2)	0.08	0.30	0.31	0.17	0.45	0.38
Net Realized and Unrealized Gain (Loss) on Investments	4.48	(1.25)	2.02	1.67	(5.56)	3.12

Total Income (Loss) from Investment Operations	4.56	(0.95)	2.33	1.84	(5.11)	3.50

Dividends from Net Investment Income	(0.01)	(0.35)	(0.42)	(0.21)	(0.51)	(0.44)
Distributions from Net Realized Gains	(0.07)	-	-	-	(1.67)	(1.28)

Total Distributions	(0.08)	(0.35)	(0.42)	(0.21)	(2.18)	(1.72)

Net Asset Value End of Period	$27.92	$23.44	$24.74	$22.83	$21.20	$28.49

Total Return(3)	19.52%	(4.01)%	10.39%	8.95%	(19.10)%	13.28%
Net Assets End of Period (millions)	$4,045.9	$3,232.6	$2,688.2	$1,739.5	$1,029.4	$1,594.7
Ratio of Expenses to Average Net Assets(4)	1.16%	1.18%	1.21%	1.25%	1.23%	1.23%
Ratio of Net Investment Income to Average Net Assets(4)	0.63%	1.10%	1.34%	0.95%	1.83%	1.34%
Portfolio Turnover Rate(3)	13.70%	30.90%	21.02%	55.49%	44.72%	45.60%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN MID CAP FUND
	Investor Shares

	Year or Period Ended

	3/31/2012(1)	9/30/2011	9/30/2010	9/30/2009	9/30/2008	9/30/2007

Net Asset Value Beginning of Period	$31.14	$29.55	$24.28	$24.08	$37.06	$31.77
Net Investment Loss(2)	(0.14)	(0.26)	(0.20)	(0.11)	(0.22)	(0.24)
Net Realized and Unrealized Gain (Loss) on Investments	8.79	1.85	5.47	0.59	(6.86)	9.00

Total Income (Loss) from Investment Operations	8.65	1.59	5.27	0.48	(7.08)	8.76

Distributions from Net Realized Gains	-	-	-	(0.28)	(5.90)	(3.47)

Total Distributions	-	-	-	(0.28)	(5.90)	(3.47)

Net Asset Value End of Period	$39.79	$31.14	$29.55	$24.28	$24.08	$37.06

Total Return(3)	27.78%	5.38%	21.71%	2.47%	(22.47)%	29.83%
Net Assets End of Period (millions)	$5,498.5	$4,500.8	$4,375.2	$3,688.6	$3,732.3	$5,319.3
Ratio of Expenses to Average Net Assets(4)	1.21%	1.24%	1.23%	1.23%	1.24%	1.22%
Ratio of Net Investment Loss to Average Net Assets(4)	(0.77)%	(0.75)%	(0.77)%	(0.57)%	(0.75)%	(0.73)%
Portfolio Turnover Rate(3)	23.69%	62.87%	63.46%	68.39%	79.76%	71.04%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN MID CAP VALUE FUND
	Investor Shares

	Year or Period Ended

	3/31/2012(1)	9/30/2011	9/30/2010	9/30/2009	9/30/2008	9/30/2007

Net Asset Value Beginning of Period	$18.88	$18.86	$16.85	$17.01	$21.70	$19.87
Net Investment Income(2)	0.08	0.14	0.11	0.08	0.03	0.09
Net Realized and Unrealized Gain (Loss) on Investments	4.21	0.36	1.97	(0.10)	(2.31)	2.98

Total Income (Loss) from Investment Operations	4.29	0.50	2.08	(0.02)	(2.28)	3.07

Dividends from Net Investment Income	(0.13)	(0.16)	(0.07)	(0.02)	(0.08)	(0.06)
Distributions from Net Realized Gains	(1.49)	(0.32)	-	(0.12)	(2.33)	(1.18)

Total Distributions	(1.62)	(0.48)	(0.07)	(0.14)	(2.41)	(1.24)

Net Asset Value End of Period	$21.55	$18.88	$18.86	$16.85	$17.01	$21.70

Total Return(3)	23.82%	2.51%	12.35%	0.21%	(11.16)%	15.88%
Net Assets End of Period (millions)	$8,104.0	$6,200.5	$5,739.6	$4,628.0	$3,231.5	$3,420.7
Ratio of Expenses to Average Net Assets(4)	1.16%	1.20%	1.21%	1.21%	1.21%	1.20%
Ratio of Net Investment Income to Average Net Assets(4)	0.81%	0.68%	0.60%	0.62%	0.18%	0.41%
Portfolio Turnover Rate(3)	12.09%	31.85%	37.71%	53.84%	69.77%	53.62%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN SMALL CAP FUND
	Investor Shares

	Year or Period Ended

	3/31/2012(1)	9/30/2011	9/30/2010	9/30/2009	9/30/2008	9/30/2007

Net Asset Value Beginning of Period	$16.01	$14.40	$12.88	$13.13	$19.89	$17.51
Net Investment Loss(2)	(0.06)	(0.13)	(0.09)	(0.05)	(0.09)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	4.64	1.74	1.61	(0.18)	(4.82)	2.87

Total Income (Loss) from Investment Operations	4.58	1.61	1.52	(0.23)	(4.91)	2.74

Distributions from Net Realized Gains	-	-	-	-	(1.85)	(0.36)
Distributions from Tax Return of Capital	-	-	-	(0.02)	-	-

Total Distributions	-	-	-	(0.02)	(1.85)	(0.36)

Net Asset Value End of Period	$20.59	$16.01	$14.40	$12.88	$13.13	$19.89

Total Return(3)	28.61%	11.18%	11.80%	(1.73)%	(26.64)%	15.84%
Net Assets End of Period (millions)	$504.7	$326.7	$322.7	$437.0	$587.1	$1,151.5
Ratio of Expenses to Average Net Assets(4)	1.23%	1.29%	1.31%	1.26%	1.22%	1.18%
Ratio of Net Investment Loss to Average Net Assets(4)	(0.66)%	(0.73)%	(0.67)%	(0.47)%	(0.58)%	(0.70)%
Portfolio Turnover Rate(3)	39.58%	80.26%	62.67%	80.51%	96.90%	74.32%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN SMALL CAP VALUE FUND
	Investor Shares

	Year or Period Ended

	3/31/2012(1)	9/30/2011	9/30/2010	9/30/2009	9/30/2008	9/30/2007

Net Asset Value Beginning of Period	$14.30	$14.85	$13.56	$13.93	$18.13	$19.17
Net Investment Income (Loss)(2)	0.05	0.01	0.02	0.02	(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	3.42	(0.54)	1.29	(0.07)	(1.09)	1.44

Total Income (Loss) from Investment Operations	3.47	(0.53)	1.31	(0.05)	(1.11)	1.43

Dividends from Net Investment Income	(0.01)	(0.02)	(0.02)	-	-	-
Distributions from Net Realized Gains	(1.35)	-	-	(0.32)	(3.09)	(2.47)

Total Distributions	(1.36)	(0.02)	(0.02)	(0.32)	(3.09)	(2.47)

Net Asset Value End of Period	$16.41	$14.30	$14.85	$13.56	$13.93	$18.13

Total Return(3)	25.49%	(3.61)%	9.64%	0.46%	(5.77)%	7.48%
Net Assets End of Period (millions)	$2,929.6	$2,607.3	$2,690.4	$2,156.5	$1,902.1	$2,151.2
Ratio of Expenses to Average Net Assets(4)	1.18%	1.20%	1.22%	1.22%	1.20%	1.19%
Ratio of Net Investment Income (Loss) to Average Net Assets(4)	0.64%	0.06%	0.11%	0.20%	(0.16)%	(0.03)%
Portfolio Turnover Rate(3)	11.66%	47.45%	37.14%	63.05%	75.49%	72.38%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN VALUE FUND
	Investor Shares

	Year or Period Ended

	3/31/2012(1)	9/30/2011	9/30/2010	9/30/2009	9/30/2008	9/30/2007

Net Asset Value Beginning of Period	$9.11	$8.91	$8.12	$8.58	$12.22	$10.41
Net Investment Income(2)	0.04	0.09	0.07	0.06	0.08	0.20
Net Realized and Unrealized Gain (Loss) on Investments	2.08	0.19	0.76	(0.44)	(2.70)	1.73

Total Income (Loss) from Investment Operations	2.12	0.28	0.83	(0.38)	(2.62)	1.93

Dividends from Net Investment Income	(0.08)	(0.08)	(0.04)	(0.08)	(0.14)	(0.03)
Distributions from Net Realized Gains	-	-	-	-	(0.88)	(0.09)

Total Distributions	(0.08)	(0.08)	(0.04)	(0.08)	(1.02)	(0.12)

Net Asset Value End of Period	$11.15	$9.11	$8.91	$8.12	$8.58	$12.22

Total Return(3)	23.43%	3.10%	10.19%	(4.10)%	(22.88)%	18.65%
Net Assets End of Period (millions)	$664.8	$408.6	$266.4	$181.1	$230.3	$278.7
Ratio of Expenses to Average Net Assets(4)	1.03%	1.10%	1.27%	1.32%	1.23%	1.24%
Ratio of Net Investment Income to Average Net Assets(4)	0.75%	0.95%	0.86%	0.84%	0.77%	1.71%
Portfolio Turnover Rate(3)	33.59%	78.36%	70.69%	85.44%	99.24%	50.79%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS

Notes to Financial Statements – March 31, 2012 (Unaudited)

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Effective July 1, 2011, Artisan Partners Funds, Inc. changed its name from Artisan Funds, Inc. but will continue to do business as Artisan Funds. Artisan Funds is a series comprised of twelve open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are covered by this report:

Fund Name	Inception Date
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)	March 29, 2010
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)	December 10, 2007
Artisan Growth Opportunities Fund (“Growth Opportunities Fund” or “Growth Opportunities”)	September 22, 2008
Artisan International Fund (“International Fund” or “International”)	December 28, 1995
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)	December 21, 2001
Artisan International Value Fund (“International Value Fund” or “International Value”)	September 23, 2002
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)	June 27, 1997
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)	March 28, 2001
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)	March 28, 1995
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)	September 29, 1997
Artisan Value Fund (“Value Fund” or “Value”)	March 27, 2006

Each Fund’s investment objective is to seek long-term capital growth. Each Fund has offered shares of capital stock of the class designated Investor Shares since the commencement of its operations. Growth Opportunities Fund, International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Value Fund and Value Fund began offering Institutional Shares on July 26, 2011, July 1, 1997, October 1, 2006, July 1, 2000, February 1, 2012, February 1, 2012 and July 26, 2011, respectively. Institutional Shares are sold to institutional investors meeting certain minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

Each Fund is managed by Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Global Equity Fund is subadvised by Artisan Partners UK LLP (“Artisan UK”). A wholly-owned subsidiary of Artisan Holdings is the founding member of Artisan UK.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Artisan Emerging Markets Fund, also a series of Artisan Funds, commenced operations on June 26, 2006 and has offered Institutional Shares since inception. It began offering Advisor shares on June 2, 2008. The financial statements of both classes of Artisan Emerging Markets Fund are presented in separate reports.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of Artisan Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, and over-the-counter securities were valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Exchange traded option contracts were valued at the last sale or official closing price on the exchange where an option is principally traded or, if no sales or closing prices were available, at the mean of the most recent bid and ask quotation on the principal exchange.

Global Equity Fund, Global Value Fund and Growth Opportunities Fund generally invested a significant portion of their total assets in securities principally traded in markets outside the U.S. International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all of their total assets in securities principally traded in markets outside the U.S. Each of the other Funds had the ability to invest, and some did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculated their NAVs. That was generally the case for markets in Europe, Asia, Australia and other Far Eastern markets. The regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available, and a Fund may therefore have used fair value pricing, if, among other things, the valuation committee believed that the price determined did not reflect a fair value of the security or that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Funds monitored for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may have been material to the NAV of the applicable Fund.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments are typically greater in emerging and less developed markets.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(b)	Fair value measurements – Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of March 31, 2012 (in thousands):

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Global Equity
Equity Securities(1)	$11,989	$-	$-	$11,989
Repurchase Agreements	-	185	-	185
Total	$11,989	$185	$-	$12,174
Global Value
Equity and Equity-Linked Securities(1)
Americas	$84,065	$-	$-	$84,065
Europe	43,464	1,867	-	45,331
Pacific Basin	6,046	-	-	6,046
Repurchase Agreements	-	28,255	-	28,255
Total Investments in Securities	133,575	30,122	-	163,697

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 –Significant Unobservable Inputs	Total
Global Value (continued)
Derivatives:
Foreign Currency Forward Contracts(2)	-	194	-	194
Total	$133,575	$30,316	$-	$163,891
Growth Opportunities
Equity Securities(1)	$294,511	$-	$-	$294,511
Repurchase Agreements	-	18,805	-	18,805
Total Investments in Securities	294,511	18,805	-	313,316
Derivatives:
Foreign Currency Forward Contracts(2)	-	108	-	108
Total	$294,511	$18,913	$-	$313,424
International
Equity Securities(1)	$9,095,293	$-	$-	$9,095,293
Repurchase Agreements	-	159,801	-	159,801
Total	$9,095,293	$159,801	$-	$9,255,094
International Small Cap
Equity Securities(1)
Emerging Markets	$154,098	$3,487	$-	$157,585
Europe	390,423	-	-	390,423
Pacific Basin	97,916	-	-	97,916
Total	$642,437	$3,487	$-	$645,924
International Value
Equity and Equity-Linked Securities(1)
Americas	$999,458	$-	$-	$999,458
Emerging Markets	31,131	-	-	31,131
Europe	3,104,110	131,207	-	3,235,317
Pacific Basin	596,595	-	-	596,595
Repurchase Agreements	-	487,567	-	487,567
Total Investments in Securities	4,731,294	618,774	-	5,350,068
Derivatives:
Foreign Currency Forward Contracts(2)	-	24,228	-	24,228
Total	$4,731,294	$643,002	$-	$5,374,296
Mid Cap
Equity Securities(1)	$6,261,160	$-	$-	$6,261,160
Repurchase Agreements	-	296,054	-	296,054
Total	$6,261,160	$296,054	$-	$6,557,214

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 –Significant Unobservable Inputs	Total
Mid Cap Value
Equity Securities(1)	$7,660,659	$-	$-	$7,660,659
Repurchase Agreements	-	437,749	-	437,749
Total	$7,660,659	$437,749	$-	$8,098,408
Small Cap Fund
Equity Securities(1)	$481,885	$-	$-	$481,885
Repurchase Agreements	-	17,588	-	17,588
Total	$481,885	$17,588	$-	$499,473
Small Cap Value Fund
Equity Securities(1)	$2,900,056	$-	$-	$2,900,056
Repurchase Agreements	-	137,922	-	137,922
Total	$2,900,056	$137,922	$-	$3,037,978
Value
Equity Securities(1)	$697,143	$-	$-	$697,143
Repurchase Agreements	-	58,413	-	58,413
Total	$697,143	$58,413	$-	$755,556

(1) See the Fund’s Schedule of Investments for sector or country classifications.
(2) Derivative instruments are valued at unrealized appreciation.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At September 30, 2011, the fair market value of certain securities was adjusted due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE which resulted in their Level 2 classification. The following table summarizes security transfers between Level 1 and Level 2 for each Fund as of March 31, 2012 (in thousands):

Transfers from Level 2 to Level 1
Global Equity	$4,621
Global Value	41,841
Growth Opportunities	24,081
International	7,153,521
International Small Cap	534,892
International Value	3,401,229
Value Fund	25,282

As of March 31, 2012, there were no transfers of Level 3 securities.

(c)

Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2008 through 2011) and have concluded that as of March 31, 2012, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and each state’s department of revenue.

The Funds may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, including withholding taxes of foreign dividends, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities.

(d)	Portfolio transactions – In determining a Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable regulations. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into (a) foreign currency spot contracts and (b) foreign currency forward contracts. Foreign currency spot contracts are used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are used to hedge against foreign currency exchange rate risks on non-U.S. dollar denominated investment securities. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and recorded in the Statements of Assets and Liabilities. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

As of March 31, 2012, Global Value, Growth Opportunities and International Value had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Options – The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period in the event the option is exercised.

The premium that the Fund pays when purchasing an option or that the Fund receives when writing an option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of the trade.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statements of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss.

When the Fund purchases an option, the Fund pays a non-refundable premium to the seller (writer) of the option. The Fund includes the premium paid in the Statements of Assets and Liabilities as an equivalent asset. The amount of the asset is subsequently marked-to-market to reflect the current value of the option purchased. Premiums paid for purchased call and put options that have expired are treated as realized losses on investments in the Statements of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

During the six months ended March 31, 2012, the Funds did not enter into any options contracts.

(g)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(h)	Depositary receipts – Each of the Funds may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(i)	Equity-linked participation certificates – Global Equity Fund, Global Value Fund, Growth Opportunities Fund, International Fund, International Small Cap Fund and International Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis.

(j)

Transfer agent and authorized agent fees – Each Fund paid fees to, and reimbursed expenses of, the Funds’ transfer agent. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders for Investor Shares on the Funds’ behalf. Many authorized agents charged a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. The fee was either based on the number of accounts to which the authorized agent provided such services, or was a percentage, as of March 31, 2012 up to 0.40% annually, of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds. The balance of the fees incurred was paid by the Adviser. The Funds’ expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

agent and the fees to authorized agents incurred by each class of each Fund during the six months ended March 31, 2012 (in thousands):

	Six Months Ended 3/31/12
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Global Equity - Investor Shares	$33	$10	$43
Global Value - Investor Shares	34	97	131
Growth Opportunities - Investor Shares	36	170	206
Growth Opportunities - Institutional Shares	4	-	4
International - Investor Shares	352	5,766	6,118
International - Institutional Shares	12	-	12
International Small Cap - Investor Shares	42	400	442
International Value - Investor Shares	242	2,827	3,069
International Value - Institutional Shares	12	-	12
Mid Cap - Investor Shares	69	6,337	6,406
Mid Cap - Institutional Shares	11	-	11
Mid Cap Value - Investor Shares	293	6,748	7,041
Mid Cap Value - Institutional Shares(1)	4	-	4
Small Cap - Investor Shares	53	309	362
Small Cap Value - Investor Shares	53	2,793	2,846
Small Cap Value - Institutional Shares(1)	4	-	4
Value - Investor Shares	52	597	649
Value - Institutional Shares	5	-	5

(1) For the period of commencement of operations February 1, 2012 through March 31, 2012.

(k)	Commission recapture – Each of the Funds had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. Such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations for the six months ended March 31, 2012 as follows (in thousands):

Growth Opportunities	$8
International	100
International Value	51
Mid Cap	66
Mid Cap Value	98
Small Cap	11
Small Cap Value	85
Value	16

(l)	Use of estimates – The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(m)	Indemnifications – In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim was made for indemnification pursuant to any such agreement of the Funds.

(n)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Global Equity Fund, Global Value Fund, Growth Opportunities Fund, International Fund, International Small Cap Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(o)	New accounting pronouncement – In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRS”). ASU No. 2011-4 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and disclosing information about fair value measurements in accordance with GAAP and IFRS. ASU No. 2011-4 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Funds’ management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(3)	Derivative Transactions:

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of March 31, 2012 was as follows (in thousands):

Fund	Risk Exposure Category	Statement of Assets and Liabilities location	Value
Global Value	Foreign currency forward contracts	Unrealized gain on foreign currency contracts	$194
	Foreign currency forward contracts	Unrealized loss on foreign currency contracts	-	(1)
Total			$194
Growth Opportunities	Foreign currency forward contracts	Unrealized gain on foreign currency contracts	$108
International Value	Foreign currency forward contracts	Unrealized gain on foreign currency contracts	$24,228

(1)	Amount rounds to less than $1.

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2012 was as follows (in thousands):

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Global Equity	Foreign currency forward contracts	Net realized gain (loss) on foreign currency related transactions	$-	(1)
Global Value	Foreign currency forward contracts	Net realized loss on foreign currency related transactions	$64
Growth Opportunities	Foreign currency forward contracts	Net realized loss on foreign currency related transactions	$37
International Value	Foreign currency forward contracts	Net realized gain (loss) on foreign currency related transactions	$8,446

(1)	Amount rounds to less than $1.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Global Value	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$179
Growth Opportunities	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	103
International Value	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	22,323

Volume of derivative activity

For the six months ended March 31, 2012, Global Value Fund, Growth Opportunities Fund and International Value Fund each held and closed out of two foreign currency forward contracts in addition to opening one foreign currency forward contract that is presented on each of the respective Schedules of Investments. Global Equity Fund closed out of one foreign currency forward contract during the six months ended March 31, 2012.

(4)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Funds. In exchange for

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

those services, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, and Small Cap Value Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Global Equity Fund and Global Value Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small Cap Fund paid a monthly management fee to the Adviser at an annual rate of 1.250% of average daily net assets.

Growth Opportunities Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

Value Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

The Adviser has contractually agreed to waive its management fee, and to the extent that the fee waiver is insufficient, to reimburse Global Equity Fund, Global Value Fund and Growth Opportunities Fund for any ordinary operating expenses in an amount sufficient to cause the Fund’s ordinary operating expenses, including the management fee, to be not more than 1.50% of average daily net assets, annually. This contract continues through

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

February 1, 2013, at which time the Adviser will determine whether to renew, revise or discontinue it. For the six months ended March 31, 2012, Global Equity Fund incurred management fees of $57,000 that were waived by the Adviser and operating expenses of $52,000 that were reimbursed by the Adviser.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Funds. Each director who was not an affiliated person of the Adviser received an annual retainer of $200,000, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. The amount of the annual retainer increases by $10,000 with each new series of Artisan Funds. In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an annual retainer of $30,000, payable quarterly. These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts would be invested in shares of Artisan Funds as selected by the individual directors. Each Fund would purchase shares of Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. As of March 31, 2012, no directors have elected to participate in the deferred compensation plan.

Shares of Artisan Funds were offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds were paid by the Adviser.

(5)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in August 2012, under which each Fund may borrow up to $75 million, provided that such borrowing does not exceed the least of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the loan, (b) the maximum amount the Fund may borrow under applicable law, (c) the limitations included in the Funds’ prospectus, or (d) any limitations on borrowings in any agreement with any governmental authority or regulator; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.10% on the unused portion of the line of credit and interest was charged on any borrowings at the current Federal Funds rate plus 1.25%. The commitment fee is allocated to each Fund based on net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the six months ended March 31, 2012, there were no borrowings under the line of credit for Global Value Fund, Growth Opportunities Fund, International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Value Fund and Value Fund. During the six months ended March 31, 2012, Global Equity Fund, International Small Cap Fund and Small Cap Fund had maximum borrowings of $46,000, $617,000 and $7,888,000, respectively.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(6)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the six months ended March 31, 2012 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Global Equity	$5,680	$6,688
Global Value	70,972	14,111
Growth Opportunities	139,324	33,760
International	2,636,208	3,064,907
International Small Cap	150,829	125,081
International Value	611,028	636,724
Mid Cap	1,358,177	1,299,457
Mid Cap Value	1,035,103	838,632
Small Cap	227,263	161,244
Small Cap Value	324,864	620,331
Value	317,874	187,963

(7)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the six months ended March 31, 2012 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940, as amended) during the six months ended March 31, 2012.

		As of 9/30/11			Net Realized Gain (Loss)		As of 3/31/12
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income(1)	Share Balance	Value
Global Value
	Arch Capital Group Ltd.(2)	78,490	$2,231	$502	$(14)	$-	125,544	$4,675
	Total(3)		$2,231	$502	$(14)	$-		$4,675
International Value
	Aderans Co., Ltd.(2)	2,420,067	$-	$413	$(55)	$-	2,388,767	$27,186
	Arch Capital Group Ltd.(2)	5,572,034	10,807	24,051	3,051	-	5,114,761	190,474
	ICON PLC (DR)(2)	2,871,675	16,423	-	-	-	3,797,702	80,587
	Qinetiq Group PLC	62,402,252	6,659	4,712	136	565	63,359,285	$161,440
	Savills Plc	9,951,406	489	4,893	(577)	-	9,282,439	56,048
	Total(3)		$34,378	$34,069	$2,555	$565		$515,735

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		As of 9/30/11			Net Realized Gain (Loss)		As of 3/31/12
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income(1)	Share Balance	Value
Mid Cap
	athenahealth, Inc.(2)	1,956,015	$19,377	$1,345	$72	$-	2,306,415	$170,952
	Cepheid(2)(4)	2,030,600	38,938	19,671	40,167	-	3,090,700	129,284
	Total(3)		$58,315	$21,016	$40,239	$-		$300,236
Mid Cap Value
	Alleghany Corporation(2)(5)	599,507	$12,655	$410	$354	$-	638,735	$210,208
	Arch Capital Group Ltd.(2)	4,083,819	11,197	15,697	4,942	-	3,826,460	142,497
	Arrow Electronics, Inc.(2)	4,982,100	10,888	431	398	-	5,244,437	220,109
	Avnet, Inc.(2)(4)	6,353,610	11,361	470	433	-	6,662,493	242,448
	Hatteras Financial Corp.(4)	3,026,500	22,285	350	12	5,656	3,833,909	106,966
	Ingram Micro Inc.(2)	9,752,200	10,006	542	260	-	10,241,259	190,078
	Lexmark International, Inc.	4,113,200	8,765	607	30	2,125	4,344,098	144,398
	Ryder System, Inc.(4)	1,388,000	17,238	41,139	10,608	864	1,706,613	90,109
	Total(3)		$104,395	$59,646	$17,037	$8,645		$1,136,605
Small Cap
	athenahealth, Inc.(2)	204,500	$6,077	$2,525	$226	$-	270,400	$20,042
	Cepheid(2)(4)	387,400	5,223	2,671	(10)	-	457,400	19,133
	Total(3)		$11,300	$5,196	$216	$-		$39,175
Small Cap Value
	Arrow Electronics, Inc.(2)	1,317,447	$-	$2,838	$621	$-	1,208,247	$50,710
	Comfort Systems USA, Inc.	2,698,526	-	2,467	(605)	256	2,505,826	27,339
	Comstock Resources, Inc.(2)(4)	1,957,290	8,528	6,152	(3,907)	-	2,462,990	38,989
	CONMED Corporation(5)	1,574,059	-	9,749	3,424	169	1,117,459	33,379
	CRA International, Inc.(2)	661,700	118	1,154	(231)	-	621,479	15,674
	H.B. Fuller Company	3,158,433	-	15,052	480	-	2,541,433	83,435
	Hatteras Financial Corp.	1,812,500	2,671	4,709	(823)	3,006	1,758,900	49,073
	Hawaiian Holdings, Inc.(2)(5)	2,548,300	-	1,207	(169)	-	2,352,600	12,304
	ICON PLC (DR)(2)	921,041	10,579	1,448	(380)	-	1,351,441	28,678
	Lexmark International, Inc.	1,471,587	-	4,736	(1,050)	691	1,348,287	44,817
	Manhattan Associates, Inc.(2)(5)	1,184,624	-	13,949	13,086	-	568,251	27,009
	Matthews International Corporation(4)	1,351,113	9,481	4,176	(624)	251	1,524,500	48,235
	Neutral Tandem, Inc.(2)	1,850,400	-	2,038	(870)	-	1,732,000	21,113
	ORION MARINE GROUP, INC.(2)	1,851,400	-	1,894	(1,019)	-	1,708,400	12,352
	Penn Virginia Corporation(5)	2,298,900	-	34,834	(24,021)	-	-	-
	PICO Holdings, Inc.(2)	1,323,090	-	3,350	(1,303)	-	1,220,290	28,616
	Quanex Building Products Corporation(5)	1,909,726	247	2,835	(829)	141	1,759,826	31,026
	Rosetta Stone Inc.(2)	1,179,600	-	1,288	(587)	-	1,088,300	11,231
	Ryder System, Inc.(4)	981,864	6,865	3,079	157	572	1,041,864	55,010
	School Specialty, Inc.(2)(5)	1,769,253	-	$26,198	(22,667)	-	832,653	2,948
	Sykes Enterprises, Incorporated(2)	3,130,694	-	5,123	(1,948)	-	2,916,694	46,084

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		As of 9/30/11			Net Realized Gain (Loss)		As of 3/31/12
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income(1)	Share Balance	Value
	Ultratech, Inc.(2)	1,948,353	$1,282	$3,390	$(434)	$-	$1,884,437	$54,611
	Websense, Inc.(2)(4)	1,417,637	11,394	2,552	(547)	-	1,948,737	41,099
	Total(3)		$51,165	$154,218	$(44,246)	$5,086		$657,066
Value
	Alleghany Corporation(2)(4)(5)	-	$14,354	$-	$-	$-	46,636	$15,348
	Arch Capital Group Ltd.(2)	439,300	4,767	1,895	83	-	514,200	19,149
	Avnet, Inc.(2)(4)	585,800	5,285	2,758	16	-	649,800	23,646
	Ingram Micro Inc.(2)	1,000,700	5,237	2,648	(212)	-	1,147,000	21,288
	Total(3)		$29,643	$7,301	$(113)	$-		$64,083

(1)	Net of foreign taxes withheld, if any.
(2)	Non-income producing security.
(3)	Total value as of March 31, 2012 is presented for only those issuers that were affiliates as of March 31, 2012.
(4)	Issuer was not an affiliate as of September 30, 2011.
(5)	Issuer was no longer an affiliate as of March 31, 2012.

(8)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of March 31, 2012 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Global Equity	$10,385	$1,886	$(97)	$1,789
Global Value	147,073	17,911	(1,287)	16,624
Growth Opportunities	264,481	52,621	(3,786)	48,835
International	7,716,542	1,713,377	(174,825)	1,538,552
International Small Cap	512,659	147,914	(14,649)	133,265
International Value	4,628,672	897,047	(175,651)	721,396
Mid Cap	4,231,719	2,419,215	(93,720)	2,325,495
Mid Cap Value	6,825,594	1,369,232	(96,418)	1,272,814
Small Cap	367,974	140,865	(9,366)	131,499
Small Cap Value	2,683,291	550,540	(195,853)	354,687
Value	681,386	87,888	(13,718)	74,170

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the six months ended March 31, 2012 and the year ended September 30, 2011 were as follows (in thousands):

	Six Months Ended 3/31/12		Year Ended 9/30/11
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Global Equity	$219	$-	$158	$-
Global Value	-	1,393	313	-
Growth Opportunities	-	1,611	604	430
International	120,942	-	87,763	-
International Small Cap	2,354	-	457	-
International Value	3,150	12,240	51,946	-
Mid Cap Value	165,166	377,653	80,288	66,416
Small Cap Value	52,068	187,263	2,837
Value	4,597	-	2,455	-

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of United States generally accepted accounting principles for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and post-October losses. Gains on redemptions-in-kind for International Fund and Mid Cap Value Fund of $24,204,000 and $9,304,000, respectively, were included in net realized gain (loss) on investments in the Statements of Operations for the six months ended March 31, 2012, and were not recognized for Federal income tax purposes.

Additional tax information as of and for the year ended September 30, 2011 follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Post-October Losses	Other Deferred Gains (Losses)(1)
Global Equity	$219	$-	$-	$(2)
Global Value	-	1,391	(96)	-
Growth Opportunities	-	1,422	(406)	(20)
International	120,926	-	-	(1,361)
International Small Cap	2,353	-	-	(11)
International Value	-	12,238	-	12
Mid Cap	-	-	-	(192)
Mid Cap Value	137,477	362,284	-	-
Small Cap Value	52,049	187,262	-	-
Value	2,606	-	-	(4)

(1) Other deferred gains and losses relate to (a) gains or losses on transactions that occurred subsequent to year end that affected the distributable earnings at September 30, 2011 such as wash sales, (b) unrealized gains and losses on open foreign currency contracts and (c) other items.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

As of September 30, 2011, the Funds had capital loss carryovers as follows (in thousands):

	Expiring 2017	Expiring 2018	Total
International	$52,715	$1,780,664	$1,833,379
International Small Cap	-	41,479	41,479
Mid Cap	-	85,052	85,052
Small Cap	12,975	132,871	145,846
Value	4,793	47,952	52,745

For the year ended September 30, 2011, the Funds used capital loss carryovers as follows (in thousands):

Capital Loss Carryovers Used
Global Value	$472
International	793,973
International Small Cap	76,904
International Value	119,740
Mid Cap	550,188
Small Cap	76,989
Small Cap Value	57,835
Value	30,711

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(9)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	GLOBAL EQUITY	GLOBAL VALUE	GROWTH OPPORTUNITIES		INTERNATIONAL
Six months ended March 31, 2012	Investor Shares	Investor Shares	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$567	$75,783	$27,087	$115,866	$663,137	$205,730
Net asset value of shares issued in reinvestment of dividends and distributions	218	1,360	1,207	356	74,375	31,736
Cost of shares redeemed(1)	(1,675)	(10,107)	(34,693)	(1,859)	(987,580)	(344,438)

Net increase (decrease) from fund share transactions	$(890)	$67,036	$(6,399)	$114,363	$(250,068)	$(106,972)

Shares sold	51,478	7,140,698	2,120,162	8,968,749	31,687,658	9,961,064
Shares issued in reinvestment of dividends and distributions	21,609	138,584	110,071	32,475	3,910,356	1,660,721
Shares redeemed	(157,736)	(969,793)	(3,010,722)	(138,031)	(47,749,358)	(16,804,212)

Net increase (decrease) in capital shares	(84,649)	6,309,489	(780,489)	8,863,193	(12,151,344)	(5,182,427)

	GLOBAL EQUITY	GLOBAL VALUE	GROWTH OPPORTUNITIES		INTERNATIONAL
Year ended September 30, 2011	Investor Shares	Investor Shares	Investor Shares	Institutional Shares(2)	Investor Shares	Institutional Shares
Proceeds from shares issued	$3,476	$42,770	$116,536	$1,599	$1,303,630	$200,095
Net asset value of shares transferred	-	-	(14,153)	14,153	-	-
Net asset value of shares issued in reinvestment of dividends and distributions	157	308	1,027	-	54,788	25,401
Cost of shares redeemed(1)	(2,691)	(8,634)	(21,486)	-	(2,190,720)	(366,860)

Net increase (decrease) from fund share transactions	$942	$34,444	$81,924	$15,752	$(832,302)	$(141,364)

Shares sold	305,877	4,188,478	9,228,735	133,801	60,685,817	9,123,456
Shares transferred	-	-	(1,057,788)	1,057,788	-	-
Shares issued in reinvestment of dividends and distributions	14,140	30,390	85,008	-	2,556,612	1,178,671
Shares redeemed	(233,297)	(851,645)	(1,746,821)	-	(100,130,658)	(16,394,727)

Net increase (decrease) in capital shares	86,720	3,367,223	6,509,134	1,191,589	(36,888,229)	(6,092,600)

(1)	Net of redemption fees of:

Fund	3/31/2012	9/30/2011
Global Equity - Investor Shares	$-	$1
Global Value - Investor Shares	25	16
Growth Opportunities - Investor Shares	6	4
Growth Opportunities - Institutional Shares	1	-
International - Investor Shares	189	460
International - Institutional Shares	63	157

(2)	For the period from commencement of operations July 26, 2011 through September 30, 2011.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE		MID CAP
Six months ended March 31, 2012	Investor Shares	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$75,150	$643,825	$132,904	$600,990	$416,869
Net asset value of shares issued in reinvestment of dividends and distributions	2,186	8,766	4,096	-	-
Cost of shares redeemed(1)	(82,444)	(465,135)	(30,058)	(824,807)	(60,950)

Net increase (decrease) from fund share transactions	$(5,108)	$187,456	$106,942	$(223,817)	$355,919

Shares sold	4,111,629	24,918,827	5,033,040	16,776,766	11,007,345
Shares issued in reinvestment of dividends and distributions	133,547	361,475	168,689	-	-
Shares redeemed	(4,650,738)	(18,280,129)	(1,163,953)	(23,125,748)	(1,636,349)

Net increase (decrease) in capital shares	(405,562)	7,000,173	4,037,776	(6,348,982)	9,370,996

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE		MID CAP
Year ended September 30, 2011	Investor Shares	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$134,384	$1,396,183	$547,792	$1,160,346	$66,013
Net asset value of shares issued in reinvestment of dividends and distributions	416	32,185	11,352	-	-
Cost of shares redeemed(1)	(315,635)	(617,777)	(71,466)	(1,278,871)	(90,606)

Net increase (decrease) from fund share transactions	$(180,835)	$810,591	$487,678	$(118,525)	$(24,593)

Shares sold	6,925,299	51,358,305	20,384,767	33,974,631	1,869,251
Shares issued in reinvestment of dividends and distributions	21,365	1,197,336	422,463	-	-
Shares redeemed	(15,988,028)	(23,292,083)	(2,603,912)	(37,508,365)	(2,521,038)

Net increase (decrease) in capital shares	(9,041,364)	29,263,558	18,203,318	(3,533,734)	(651,787)

(1)	Net of redemption fees of:

Fund	3/31/2012	9/30/2011
International Small Cap - Investor Shares	$8	$10
International Value - Investor Shares	78	279
International Value - Institutional Shares	26	84

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	MID CAP VALUE		SMALL CAP	SMALL CAP VALUE		VALUE
Six months ended March 31, 2012	Investor Shares	Institutional Shares(1)	Investor Shares	Investor Shares	Institutional Shares(1)	Investor Shares	Institutional Shares
Proceeds from shares issued	$1,277,246	$4,054	$233,924	$285,372	$2,635	$222,652	$29,367
Net asset value of shares transferred	(34,342)	34,342	-	(110,287)	110,287	-	-
Net asset value of shares issued in reinvestment of dividends and distributions	510,446	-	-	232,282	-	3,598	682
Cost of shares redeemed	(802,516)	(500)	(156,265)	(482,119)	-	(70,786)	(6,114)

Net increase (decrease) from fund share transactions	$950,834	$37,896	$77,659	$(74,752)	$112,922	$155,464	$23,935

Shares sold	61,601,617	188,048	12,059,435	18,066,751	159,891	21,277,632	2,851,063
Shares transferred	(1,633,828)	1,633,828	-	(6,774,644)	6,774,644	-	-
Shares issued in reinvestment of dividends and distributions	26,809,143	-	-	16,041,566	-	369,799	70,062
Shares redeemed	(39,116,126)	(23,288)	(7,953,695)	(31,222,611)	-	(6,869,633)	(607,456)

Net increase (decrease) in capital shares	47,660,806	1,798,588	4,105,740	(3,888,938)	6,934,535	14,777,798	2,313,669

	MID CAP VALUE		SMALL CAP	SMALL CAP VALUE		VALUE
Year ended September 30, 2011	Investor Shares		Investor Shares	Investor Shares		Investor Shares	Institutional Shares(2)
Proceeds from shares issued	$1,807,081		$161,710	$661,190		$273,248	$36,577
Net asset value of shares transferred	-		-	-		(21,242)	21,242
Net asset value of shares issued in reinvestment of dividends and distributions	137,560		-	2,731		2,273	-
Cost of shares redeemed	(1,436,373)		(188,566)	(640,783)		(106,948)	-

Net increase (decrease) from fund share transactions	$508,268		$(26,856)	$23,138		$147,331	$57,819

Shares sold	86,270,818		9,258,288	39,082,613		27,593,098	3,866,137
Shares transferred	-		-	-		(2,004,008)	2,004,008
Shares issued in reinvestment of dividends and distributions	6,905,600		-	162,466		241,039	-
Shares redeemed	(69,234,568)		(11,269,301)	(37,996,832)		(10,864,145)	-

Net increase (decrease) in capital shares	23,941,850		(2,011,013)	1,248,247		14,965,984	5,870,145

(1)	For the period from commencement of operations February 1, 2012 through March 31, 2012.
(2)	For the period from commencement of operations July 26, 2011 through September 30, 2011.

(10)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements. On May 8, 2012, Small Cap Fund began offering Institutional Shares.

There were no other items requiring adjustment of the financial statements or additional disclosure.

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual Expenses

The first line below the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2012 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period 10/1/2011-3/31/2012(1)
Artisan Global Equity Fund - Investor Shares
Actual	$1,000.00	$1,243.30	$8.41
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57
Artisan Global Value Fund - Investor Shares
Actual	$1,000.00	$1,213.10	$8.30
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57
Artisan Growth Opportunities Fund - Investor Shares
Actual	$1,000.00	$1,272.70	$7.56
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.71

See notes on page 83.

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period 10/1/2011-3/31/2012(1)
Artisan International Fund - Investor Shares
Actual	$1,000.00	$1,266.80	$6.74
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.01
Artisan International Small Cap Fund - Investor Shares
Actual	$1,000.00	$1,206.60	$7.03
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$6.21
Artisan International Value Fund - Investor Shares
Actual	$1,000.00	$1,195.20	$6.37
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.86
Artisan Mid Cap Fund - Investor Shares
Actual	$1,000.00	$1,277.80	$6.89
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.11
Artisan Mid Cap Value Fund - Investor Shares
Actual	$1,000.00	$1,238.20	$6.49
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.86
Artisan Small Cap Fund - Investor Shares
Actual	$1,000.00	$1,286.10	$7.03
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.21
Artisan Small Cap Value Fund - Investor Shares
Actual	$1,000.00	$1,254.90	$6.65
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.96
Artisan Value Fund - Investor Shares
Actual	$1,000.00	$1,234.30	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.20

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended March 31, 2012 (shown below), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six Month Period Ended March 31, 2012
Artisan Global Equity Fund - Investor Shares(a)	1.50%
Artisan Global Value Fund - Investor Shares	1.50%
Artisan Growth Opportunities Fund - Investor Shares	1.33%
Artisan International Fund - Investor Shares	1.19%
Artisan International Small Cap Fund - Investor Shares	1.52%
Artisan International Value Fund - Investor Shares	1.16%
Artisan Mid Cap Fund - Investor Shares	1.21%
Artisan Mid Cap Value Fund - Investor Shares	1.16%
Artisan Small Cap Fund - Investor Shares	1.23%
Artisan Small Cap Value Fund - Investor Shares	1.18%
Artisan Value Fund - Investor Shares	1.03%

(a)	The annualized ratio of expenses to average net assets excludes expenses waived or paid by the Adviser.

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“APLP”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to investment advisory agreements dated May 10, 2006 (Emerging Markets Fund); February 9, 2010 (Global Equity Fund); August 9, 2007 (Global Value Fund); December 28, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); January 25, 2001 (Mid Cap Value Fund); May 15, 2008 (Growth Opportunities Fund); February 9, 2006, as amended December 1, 2010 (Value Fund); March 27, 1995 (Small Cap Fund); and August 20, 1997 (Small Cap Value Fund) (together, the “Investment Advisory Agreements”). Artisan Partners UK LLP (“Artisan UK,” and together with APLP, “Artisan Partners”) is the sub-adviser to Global Equity Fund and, with APLP, manages the investment of Global Equity Fund’s assets. Artisan UK is subject to the general supervision of APLP pursuant to an investment sub-advisory agreement dated February 9, 2010 (the “Sub-advisory Agreement,” and together with the “Investment Advisory Agreements,” the “Advisory Agreements” and each, an “Advisory Agreement”).

Each Advisory Agreement may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Investment Advisory Agreement provides that APLP shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the Investment Advisory Agreement, except by reason of willful misfeasance, bad faith, or gross negligence on the part of APLP in the performance of its duties or from reckless disregard by APLP of its obligations and duties under the Investment Advisory Agreement. The Sub-advisory Agreement provides that Artisan UK shall not be liable for any loss suffered by APLP or a Fund as a consequence of any act or omission in connection with or pursuant to the Sub-advisory Agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan UK in the performance of its duties or by reason of reckless disregard by Artisan UK of its obligations and duties under the Sub-advisory Agreement. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The directors of Artisan Funds held a special meeting of the board on October 28, 2011 (the “Special Meeting”), at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for the period from December 1, 2011 through November 30, 2012. The primary purpose of the Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

Prior to the Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners provided materials to the directors in response to that request, other information Artisan Partners believed was useful in evaluating the continuation of the Advisory Agreements and

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to peer groups and peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification originally selected by Lipper. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ Advisory Agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the Special Meeting concerning the following:

•

Artisan Partners’ personnel and methods, including: Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel, including incentive and retirement plans, and Artisan Partners’ assessment of recent hiring and retention experience; the compensation structure for Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ investment personnel devoted to the Funds; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ advisory personnel;

•

The terms of each Advisory Agreement, including: a list of services performed by Artisan Partners; how the services performed by Artisan Partners under each Advisory Agreement differ from: (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies, and restrictions; Artisan Partners’ standard of care; and termination provisions;

•

Each Fund’s short- and long-term investment performance, including comparisons for various time periods with (a) other Artisan Partners client accounts managed in the same investment strategy, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

•	Litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations of the Securities and Exchange Commission (the “SEC”);

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

•

Information regarding fee arrangements, including: a comparison of the Funds’ total expenses and total expense ratios with other mutual funds (taking into account factors bearing on comparability, such as size, account-level charges, and investment objective); the structure of the advisory fees, including the method of computing fees and the frequency of payment of fees; a comparison of the advisory fees charged by Artisan Partners to the Funds with the advisory fees charged by other advisory organizations for managing mutual funds and other accounts, especially funds and accounts having similar investment goals and providing similar service; voluntary or contractual advisory fee limitations or reductions and relationship of fees to any fee limitation; the possible cost savings by Artisan Partners, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased size; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners for managing other accounts including other mutual funds to which Artisan Partners provides sub-advisory services, with similar investment goals, including an explanation of any material differences, as well as any differences attributable to variations in service levels; information regarding other expenses, including expenses incurred by each of: (a) APLP, as adviser and administrator, (b) Artisan UK, as sub-adviser, (c) Artisan Partners Distributors LLC, as the principal underwriter, and (d) the Funds; custodian, shareholder servicing and transfer agent fees; and information regarding payments to financial intermediaries;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from its relationship with the Funds, in addition to the advisory fees, including receipt of research paid for with commissions and the benefits to Artisan Partners in attracting and retaining other clients; and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution; allocation of brokerage for research and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased with Artisan Partners’ cash; research available for purchase by cash; the execution of portfolio transactions through brokers who sell the Funds’ shares and steps taken to comply with Rule 12b-1(h) under the 1940 Act; and portfolio turnover rates;

•	Artisan Partners’ financial condition and stability and financial arrangements between Artisan Partners and its parent organization;

•

The profitability to Artisan Partners of its relationship with each Fund, including: unaudited schedules showing Artisan Partners’ revenue, expenses and profits in providing services to the Funds on a Fund-by-Fund basis; the assumptions and allocation methodologies utilized for profitability analysis; Artisan Partners’ profit margins; and comparisons with Artisan Partners’ profit margins on other accounts managed by Artisan Partners; and

•

Potential conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; the basis of decisions to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; the basis of allocating purchases and sales of the same security, including initial

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

public offerings, among the Funds and other clients of Artisan Partners; the possible advantages, including economies of scale, and disadvantages in having an investment adviser that has other clients; Artisan Partners’ investments on its own behalf and possible conflicts with the Funds; and Artisan Partners’ code of ethics.

At the end of the Special Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel to discuss the materials presented. Following the Special Meeting, the directors requested follow-up information from Artisan Partners on the Funds’ non-management expenses and descriptions of non-portfolio management services provided by Artisan Partners to (a) the Funds, (b) funds for which Artisan Partners serves as sub-adviser, and (c) Artisan Partners’ separate account clients, which Artisan Partners provided prior to the November 7 and 8, 2011 board meeting.

On November 7 and 8, 2011, the independent directors met separately in executive sessions with their independent counsel to review and discuss all relevant information, including the follow-up information, regarding the continuation of the Advisory Agreements and the information presented and discussed at the Special Meeting. At the November 8th meeting, the independent directors and their independent counsel reviewed with the full board the information discussed at the Special Meeting and during the executive sessions held on November 7th and 8th. The directors then considered whether any further discussion or review was necessary, concluding that the Special Meeting and the information reviewed by the independent directors at the November 8th meeting provided a strong basis for considering the continuation of the Advisory Agreements. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. The directors concluded that each of International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Value Fund, and Small Cap Value Fund had met its long-term performance standards by adhering to its investment strategy and outperforming its peers over long-term periods. The directors also concluded that each of Global Value Fund, Growth Opportunities Fund, and Global Equity Fund had adhered to its investment strategy and performed satisfactorily or better since inception periods. In addition, the directors concluded that Small Cap Fund had adhered to its investment strategy, that changes to the investment management team of Small Cap Fund had contributed to improved performance over the short-term, and that prospects for the performance of that Fund over the long-term appeared favorable. The directors also concluded that Emerging Markets Fund had adhered to its investment strategy and philosophy over its medium-term (four-year) operating history and noted that performance should be viewed over a long-term full market cycle.

The costs of services to be provided and profits to be realized by Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners, and the profits realized, are reasonable in relation to the nature and quality of services provided, and

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

in comparison to fees charged by mutual funds considered by Lipper to be in the same peer category or universe.

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors also concluded that the shareholders of International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Value Fund, and Value Fund have appropriately benefited from economies of scale under the management fee structures in the Advisory Agreements. The directors concluded that the shareholders of each of Global Equity Fund, Global Value Fund, Growth Opportunities Fund, and Small Cap Fund are expected to benefit from economies of scale as soon as each Fund’s assets reach the level at which the Fund will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreements. It was also concluded that Artisan Partners had not achieved (nor was it likely to achieve) economies of scale in the management of International Small Cap Fund because the Fund closed at a small asset level. The directors also concluded that Artisan Partners had appropriately put in place a low initial fee schedule in lieu of breakpoints for Emerging Markets Fund.

Comparisons of the services to be rendered and the amounts to be paid under the investment advisory agreement with those under other investment advisory agreements. The directors concluded that the costs of the services provided by Artisan Partners, and the profits realized, are reasonable in relation to the nature and quality of services provided and in comparison to (i) the fees charged by mutual funds considered by Lipper to be within the same peer category or universe and (ii) the fees charged and the array of services offered to other Artisan Partners clients, including its separate account clients and mutual funds for which it serves as sub-adviser.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two primary fall-out benefits: (1) the potential conversion of Fund shareholders to separate account clients, and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of Artisan Partners’ separate account clients to Fund shareholders and from the institutional shareholders who choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients.

Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2012 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgement may consider an issuer to be from a country other than the country designated by the securities information vendors. The Adviser currently uses MSCI Inc. as its primary source and FactSet Research Systems, Inc. (“FactSet”) as a secondary source for this information. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Funds’ statements of additional information, which are available without charge, on Artisan Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Artisan Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.344.1770 WWW.ARTISANFUNDS.COM

SEMIANNUAL

REPORT

MARCH 31, 2012

ARTISAN EMERGING

MARKETS FUND

ARTISAN GROWTH OPPORTUNITIES FUND

ARTISAN INTERNATIONAL FUND

ARTISAN INTERNATIONAL VALUE FUND

ARTISAN MID CAP FUND

ARTISAN MID CAP VALUE FUND

ARTISAN SMALL CAP VALUE FUND

ARTISAN VALUE FUND

ARTISAN FUNDS

INSTITUTIONAL SHARES

SCHEDULES OF INVESTMENTS
2	Artisan Emerging Markets Fund
5	Artisan Growth Opportunities Fund
8	Artisan International Fund
11	Artisan International Value Fund
14	Artisan Mid Cap Fund
17	Artisan Mid Cap Value Fund
19	Artisan Small Cap Value Fund
22	Artisan Value Fund

24	STATEMENTS OF ASSETS AND LIABILITIES

28	STATEMENTS OF OPERATIONS

32	STATEMENTS OF CHANGES IN NET ASSETS

36	FINANCIAL HIGHLIGHTS

44	NOTES TO FINANCIAL STATEMENTS

64	SHAREHOLDER EXPENSE EXAMPLE

66	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

71	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

72	PROXY VOTING POLICIES AND PROCEDURES

72	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus, which contains that information and more information about each Fund, please call 800.399.1770. Read it carefully before you invest or send money.

Artisan Funds are offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 94.4%

BRAZIL - 18.2%
Anhanguera Educacional Participacoes SA	477,700	$5,757
Banco do Brasil S.A.(1)(2)	107,980	1,535
Banco do Brasil S.A.	391,600	5,567
BM&F BOVESPA SA	1,460,830	8,995
BR Properties SA	655,717	8,420
Companhia Energetica de Minas Gerais-CEMIG, Preferred(3)	496,171	11,854
Companhia Vale do Rio Doce	1,068,662	25,115
Fibria Celulose S.A.	778,191	6,395
Hypermarcas SA	1,824,100	12,840
Julio Simoes Logistica SA	780,400	4,784
Magazine Luiza SA(4)	678,200	4,443
Magnesita Refratarios SA(4)	923,900	3,477
PDG Realty SA Empreendimentos e Participacoes	2,208,739	7,635
Petroleo Brasileiro S.A.	2,304,045	30,671
Randon SA Implementos e Participacoes, Preferred(3)	1,395,517	8,990
Tim Participacoes S.A.	1,241,467	7,923
Totvs SA	314,979	5,815

		160,216
CHILE - 0.5%
Empresa Nacional de Telecomunicaciones S.A.	234,459	4,741

CHINA - 11.7%
Ajisen (China) Holdings Limited	6,660,913	8,749
Chaoda Modern Agriculture (Holdings) Limited(2)(4)(5)	12,474,536	402
China High Precision Automation Group Ltd.(2)(5)	9,066,000	2,720
China Rongsheng Heavy Industries Group Holdings Limited	15,501,500	4,072
China Yurun Food Group Limited	3,804,000	5,418
CNOOC Limited	6,741,000	13,854
Digital China Holdings Limited	5,830,000	11,637
GOME Electrical Appliances Holdings Limited	26,221,881	5,436
Huabao International Holdings Limited	13,257,322	8,536
Huaneng Power International, Inc., H Shares	10,332,700	5,628
Mindray Medical International Limited, Class A (DR)	293,658	9,682
Noah Holdings Ltd. (DR)	445,711	3,557

CHINA (CONTINUED)
Sinopharm Group Co, H Shares	2,905,300	$8,100
Springland International Holdings Ltd.	7,074,722	5,120
Zhuzhou CSR Times Electric Co., Ltd., H Shares	3,947,200	10,074

		102,985
COLOMBIA - 0.9%
Grupo de Inversiones Suramericana	342,897	5,979
Grupo de Inversiones Suramericana, Preferred(3)(4)	84,999	1,603

		7,582
EGYPT - 1.1%
Commercial International Bank Egypt SAE	1,319,223	5,473
Egyptian Financial Group-Hermes Holding(4)	2,006,918	4,442

		9,915
HONG KONG - 0.9%
AIA Group Ltd.	2,049,065	7,507

HUNGARY - 0.9%
MOL Hungarian Oil and Gas Nyrt., Class A(4)	93,806	7,817

INDIA - 6.0%
ICICI Bank Limited	319,462	5,562
India Cements Limited	4,065,710	8,878
Infosys Limited	210,686	11,828
Mahindra & Mahindra Ltd.	489,465	6,716
Nagarjuna Construction Company Ltd.	2,359,530	2,570
Power Finance Corporation	2,328,249	8,391
Reliance Infrastructure Ltd.	447,654	5,146
Welspun Corporation Ltd.	1,584,820	4,184

		53,275
INDONESIA - 4.6%
Indofood CBP Sukses Makmur TBK PT	8,242,000	4,912
PT Astra International Tbk	1,817,987	14,703
PT Bank Negara Indonesia Tbk	23,526,518	10,292
PT Gudang Garam Tbk	736,973	4,437
PT Telekomunikasi Indonesia Tbk	7,588,385	5,809

		40,153
ITALY - 0.7%
Tenaris S.A. (DR)	159,515	6,098

KAZAKHSTAN - 0.9%
KazMunaiGas Exploration Production (DR)	399,380	8,099

2

	Shares Held	Value

KOREA - 11.4%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	311,774	$8,337
E-Mart Co., Ltd.	27,881	6,152
KB Financial Group, Inc.	293,382	10,707
LOCK&LOCK CO., LTD.	253,029	7,481
Samsung Electronics Co., Ltd.	45,860	51,605
Shinhan Financial Group Co., Ltd.	322,110	12,437
Shinsegae Co., Ltd.	17,931	3,782

		100,501
MEXICO - 5.4%
America Movil SAB de C.V., Series L	14,402,335	17,922
Grupo Financiero Banorte S.A. de C.V., O Shares	2,140,349	9,514
Grupo Televisa S.A., Series CPO	2,236,095	9,461
OHL Mexico SAB de CV(4)	4,099,425	6,473
Urbi, Desarrollos Urbanos, S.A. de C.V.(4)	3,588,368	4,303

		47,673
PANAMA - 0.5%
Copa Holdings SA, Class A(3)	59,824	4,738

PERU - 0.5%
Cementos Pacasmayo S.A.A. (DR)(4)	374,451	4,306

RUSSIA - 6.5%
Eurasia Drilling Company Ltd. (DR)	172,741	4,762
Eurasia Drilling Company Ltd., 144A (DR)	26,670	735
Globaltrans Investment PLC (DR)	529,181	9,049
LSR Group O.J.S.C. (DR)	1,758,392	10,375
LUKOIL (DR)	283,693	17,078
Magnitogorsk Iron & Steel Works (DR)(4)	958,505	5,660
Mobile TeleSystems (DR)	547,814	10,047

		57,706
SOUTH AFRICA - 6.4%
African Bank Investments Limited	1,983,879	10,309
Harmony Gold Mining Company Limited	950,302	10,331
Impala Platinum Holdings Limited	315,514	6,215
Imperial Holdings Limited	261,912	5,292
Mondi Limited	729,762	6,850
Mr. Price Group Limited	365,044	4,489
MTN Group Limited	757,082	13,326

		56,812
SWEDEN - 0.6%
Alliance Oil Company Ltd. (DR)(4)	482,389	5,323

TAIWAN - 10.5%
Chinatrust Financial Holding Company Ltd.	11,078,136	6,963
Chinatrust Financial Holding Company Ltd., Rights(2)(5)	553,533	42
E Ink Holdings Inc.	5,889,000	7,702
Far Eastern Textile Ltd.	5,493,213	6,356

TAIWAN (CONTINUED)
Hon Hai Precision Industry Co., Ltd.	5,315,921	$20,623
HTC Corporation	535,251	10,827
MediaTek Incorporation	877,794	8,402
Taiwan Fertilizer Co., Ltd.	2,605,000	6,743
Taiwan Semiconductor Manufacturing Company Ltd.	8,841,647	25,433

		93,091
THAILAND - 1.7%
Bangkok Bank Public Company Limited (DR)	1,544,700	9,263
Bumrungrad Hospital Public Company Limited (DR)	3,347,900	5,806

		15,069
TURKEY - 3.2%
Emlak Konut Gayrimenkul Yatirim(4)	5,603,650	7,294
Ford Otomotiv Sanayi A.S.	460,000	4,336
Tekfen Holding A.S.	2,133,607	7,398
Turk Ekonomi Bankasi A.S.(4)	3,987,273	4,027
Turkiye Sinai Kalkinma Bankasi A.S.	4,252,703	5,345

		28,400
UNITED ARAB EMIRATES - 0.5%
Air Arabia(4)(5)	22,223,290	4,343

UNITED KINGDOM - 0.8%
Antofagasta plc	388,195	7,153

Total common and preferred stocks (Cost $876,446)		833,503

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $26,480 (Cost $26,480)(6)	$26,480	$26,480

Total investments - 97.4% (Cost $902,926)		859,983

Other assets less liabilities - 2.6%		22,923

Total net assets - 100.0%(7)		$882,906

3

(1)

The shares of Banco do Brasil S.A. were acquired in a private placement and are restricted. The shares of Banco do Brasil S.A. are freely tradeable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Banco do Brasil S.A.	7/1/2010	$1,477	$1,535	0.2%

(2)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds. In total, the value of securities determined to be illiquid was $4,699, or 0.5% of total net assets.

(3)	Non-voting shares.
(4)	Non-income producing security.
(5)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $7,507 or 0.9% of total net assets. See notes 2(a) and 2(b) in Notes to Financial Statements for additional information.

(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.375%	11/15/2019	$27,010

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2012 (Unaudited) Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$90,222	10.2%
Consumer Staples	34,161	3.9
Energy	94,437	10.7
Financials	163,599	18.5
Healthcare	23,588	2.7
Industrials	77,184	8.7
Information Technology	156,592	17.7
Materials	111,324	12.6
Telecommunication Services	59,768	6.8
Utilities	22,628	2.6

Total common and preferred stocks	833,503	94.4
Short-term investments	26,480	3.0

Total investments	859,983	97.4
Other assets less liabilities	22,923	2.6

Total net assets	$882,906	100.0%

CURRENCY EXPOSURE - March 31, 2012 (Unaudited) Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$160,216	18.6%
British pound	7,153	0.8
Chilean peso	4,741	0.6
Colombian peso	7,582	0.9
Egyptian pound	9,915	1.2
Hong Kong dollar	97,253	11.3
Hungarian forint	7,817	0.9
Indian rupee	53,275	6.2
Indonesian rupiah	40,153	4.7
Korean won	100,501	11.7
Mexican peso	47,673	5.5
South African rand	56,812	6.6
Swedish krona	5,323	0.6
Taiwan dollar	93,091	10.8
Thai baht	15,069	1.8
Turkish lira	28,400	3.3
U.S. dollar	120,666	14.0
United Arab Emirates dirham	4,343	0.5

Total investments	$859,983	100.0%

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	5.8%
Petroleo Brasileiro S.A.	Brazil	3.5
Taiwan Semiconductor Manufacturing Company Ltd.	Taiwan	2.9
Companhia Vale do Rio Doce	Brazil	2.8
Hon Hai Precision Industry Co., Ltd.	Taiwan	2.3
America Movil SAB de C.V.	Mexico	2.0
LUKOIL	Russia	1.9
PT Astra International Tbk	Indonesia	1.7
CNOOC Limited	China	1.6
MTN Group Limited	South Africa	1.5

Total		26.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

4

ARTISAN GROWTH OPPORTUNITIES FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 96.0%

AUSTRALIA - 0.8%
James Hardie Industries SE	295,100	$2,348

BRAZIL - 7.4%
Anhanguera Educacional Participacoes SA	310,496	3,742
BR Malls Participacoes	219,300	2,858
Mills Estruturas e Servicos de Engenharia SA	498,005	6,356
Multiplus SA	74,803	1,541
OdontoPrev SA	372,350	6,323
Qualicorp SA(1)	213,531	1,831

		22,651
CANADA - 1.1%
Tourmaline Oil Corp.(1)	156,100	3,451

CHINA - 4.0%
Ajisen (China) Holdings Limited	1,185,354	1,557
Baidu, Inc., Class A (DR)(1)	55,000	8,017
Tsingtao Brewery Company Limited, H Shares	489,700	2,636

		12,210
FINLAND - 0.7%
Nokia Corporation (DR)	416,200	2,285

FRANCE - 1.1%
Sanofi	45,000	3,495

GERMANY - 1.2%
SAP AG (DR)	54,600	3,812

HONG KONG - 1.5%
Hong Kong Exchanges & Clearing Limited	127,723	2,145
Wynn Macau Limited	810,400	2,385

		4,530
INDIA - 2.3%
HDFC Bank Limited (DR)	156,200	5,326
Jubilant Foodworks Limited(1)	69,561	1,587

		6,913
INDONESIA - 0.6%
PT Bank Central Asia Tbk	1,912,000	1,673

JAPAN - 2.0%
FANUC CORP.	34,400	6,101

SWEDEN - 4.6%
Hexagon AB, Class B	514,845	9,992

SWEDEN (CONTINUED)
Telefonaktiebolaget LM Ericsson, Class B (DR)	405,000	$4,175

		14,167
SWITZERLAND - 1.5%
Compagnie Financiere Richemont SA - Bearer Shares	74,350	4,662

TURKEY - 1.0%
Coca-Cola Icecek AS	241,355	3,081

UNITED KINGDOM - 5.1%
ARM Holdings PLC	709,850	6,722
Rotork plc	208,300	6,827
The Weir Group PLC	72,100	2,034

		15,583
UNITED STATES - 61.1%
Agilent Technologies, Inc.	213,213	9,490
Allergan, Inc.	47,425	4,526
Apple Inc.(1)	33,175	19,887
Biogen Idec Inc.(1)	58,600	7,382
Broadcom Corporation, Class A	105,200	4,134
Cerner Corporation(1)	79,858	6,082
Citrix Systems, Inc.(1)	73,743	5,819
Discover Financial Services	299,100	9,972
eBay Inc.(1)	166,000	6,124
EMC Corporation(1)	423,700	12,660
Google Inc., Class A(1)	22,220	14,248
IHS Inc.(1)	117,053	10,962
Johnson Controls, Inc.	68,500	2,225
Monsanto Company	165,500	13,200
National Oilwell Varco, Inc.	111,550	8,865
Occidental Petroleum Corporation	78,150	7,442
Polo Ralph Lauren Corporation, Class A	27,711	4,831
Precision Castparts Corp.	24,975	4,318
Regeneron Pharmaceuticals, Inc.(1)	149,400	17,423
salesforce.com, inc.(1)	41,000	6,335
Starbucks Corporation	207,977	11,624

		187,549

Total common stocks (Cost $244,790)		294,511

5

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $18,805 (Cost $18,805)(2)	$18,805	$18,805

Total investments - 102.1% (Cost $263,595)		313,316

Other assets less liabilities - (2.1%)		(6,364)

Total net assets - 100.0%(3)		$306,952

(1)	Non-income producing security.
(2)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.000%	11/12/2021	$19,183

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

FOREIGN CURRENCY FORWARD CONTRACTS - March 31, 2012 (Unaudited)
Dollar values in thousands
Description	Counterparty	Tran- saction Type	Settlement Date	Cost on Origination Date	Value	Unrealized Appreciation
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	$734	$733	$1
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	1886	1780	106
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	66	65	1

				$2,686	$2,578	$108

PORTFOLIO DIVERSIFICATION - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$32,613	10.6%
Consumer Staples	5,717	1.9
Energy	19,758	6.4
Financials	21,974	7.2
Healthcare	54,721	17.8
Industrials	39,970	13.0
Information Technology	104,210	34.0
Materials	15,548	5.1

Total common stocks	294,511	96.0
Short-term investments	18,805	6.1

Total investments	313,316	102.1
Other assets less liabilities	(6,364)	(2.1)

Total net assets	$306,952	100.0%

CURRENCY EXPOSURE(1) - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$2,348	0.8%
Brazilian real	22,651	7.2
British pound	15,583	5.0
Canadian dollar	3,451	1.1
Euro	3,495	1.1
Hong Kong dollar	8,723	2.8
Indian rupee	1,587	0.5
Indonesian rupiah	1,673	0.5
Japanese yen	6,101	1.9
Swedish krona	9,992	3.2
Swiss franc	4,662	1.5
Turkish lira	3,081	1.0
U.S. dollar	229,969	73.4

Total investments	$313,316	100.0%

(1)	Excludes currency exposure to foreign currency forward contracts.

6

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Apple Inc.	United States	6.5%
Regeneron Pharmaceuticals, Inc.	United States	5.7
Google Inc.	United States	4.6
Monsanto Company	United States	4.3
EMC Corporation	United States	4.1
Starbucks Corporation	United States	3.8
IHS Inc.	United States	3.6
Hexagon AB	Sweden	3.3
Discover Financial Services	United States	3.2
Agilent Technologies, Inc.	United States	3.1

Total		42.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

7

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 97.2%

AUSTRALIA - 0.6%
Coca-Cola Amatil Limited	1,662,524	$21,475
Treasury Wine Estates	8,324,431	35,354

		56,829
BELGIUM - 3.9%
Anheuser-Busch InBev NV	5,002,588	365,489

BRAZIL - 0.5%
Arcos Dorados Holdings, Inc., Class A	2,511,082	45,425

CANADA - 3.8%
Canadian National Railway Company	21,243	1,687
Canadian Pacific Railway Limited	4,662,790	354,139

		355,826
CHINA - 7.8%
Baidu, Inc., Class A (DR)(1)	2,254,803	328,683
Beijing Enterprises Holdings Ltd.	6,612,330	40,148
China Construction Bank Corporation, H Shares	78,505,000	60,757
China Mobile Limited	14,936,870	164,361
China Resources Land Limited	38,436,341	66,028
Tencent Holdings Limited	2,488,714	69,480

		729,457
FRANCE - 10.4%
Air Liquide SA	430,271	57,362
DANONE S.A.	1,851,833	129,170
LVMH Moet Hennessy Louis Vuitton SA	386,910	66,489
Pernod Ricard SA	1,840,928	192,491
Schneider Electric SA	2,736,134	178,773
Societe Generale	1,925,561	56,409
Technip SA	459,086	54,083
Unibail-Rodamco	832,632	166,517
Zodiac Aerospace	676,471	70,435

		971,729
GERMANY - 11.4%
Allianz SE	706,172	84,265
Bayer AG	232,865	16,380
Beiersdorf AG	2,183,784	142,495
Brenntag AG	1,476,834	180,854
Daimler AG	1,458,513	87,943
Henkel AG & Co. KGaA, Preferred(2)	789,356	57,839
Linde AG	2,195,253	393,937

GERMANY (CONTINUED)
Muenchener Rueckversicherungs-Gesellschaft AG	698,490	$105,315

		1,069,028
HONG KONG - 12.3%
AIA Group Ltd.	81,621,463	299,030
BOC Hong Kong (Holdings) Limited	21,625,044	59,733
Hang Seng Bank Limited	6,820,488	90,904
Henderson Land Development Company Limited	11,882,565	65,261
Hongkong Land Holdings Limited	10,594,799	61,556
MGM China Holdings Ltd.	12,223,067	22,319
NWS Holdings Limited	18,164,101	27,741
Sands China Ltd.	47,328,764	184,670
Sino Land Company Limited	75,283,276	120,212
Sun Hung Kai Properties Limited	7,479,493	92,945
Wynn Macau Limited	42,355,730	124,631

		1,149,002
INDIA - 0.4%
Coal India Limited	5,844,357	39,102

ITALY - 1.2%
Fiat Industrial SpA(1)	10,598,499	113,082

JAPAN - 13.1%
BRIDGESTONE CORPORATION	3,904,620	94,632
HONDA MOTOR CO., LTD.	7,682,144	291,897
JAPAN TOBACCO INC.	67,652	380,885
Kao Corporation	7,510,967	197,098
MITSUI & CO., LTD.	3,252,100	53,318
NGK INSULATORS, LTD.	4,128,000	58,900
SOFTBANK Corp	4,951,074	146,373

		1,223,103
KOREA - 1.6%
NHN Corp.	386,193	88,619
Samsung Electronics Co., Ltd.	52,694	59,296

		147,915
NETHERLANDS - 4.8%
Akzo Nobel N.V.	1,711,025	101,024
Koninklijke Vopak NV	1,314,576	75,732
Unilever NV (DR)	7,877,608	268,070
Ziggo NV(1)	90,650	2,828

		447,654
NIGERIA - 0.2%
Nigerian Breweries Plc.	30,175,522	18,656

8

	Shares Held	Value

SINGAPORE - 1.1%
City Developments Limited	3,514,310	$31,731
Genting Singapore PLC(1)	50,815,298	68,923

		100,654
SPAIN - 0.5%
Grifols S.A.(1)	2,373,638	50,652

SWEDEN - 0.3%
Sandvik AB	1,829,597	26,410

SWITZERLAND - 7.8%
Adecco SA	1,184,431	62,062
Compagnie Financiere Richemont SA - Bearer Shares	1,558,971	97,749
Givaudan SA	83,658	80,627
Nestle SA	5,259,992	330,971
Swatch Group AG - Bearer Shares	351,125	161,618

		733,027
UNITED KINGDOM - 11.9%
Diageo plc	1,672,320	40,190
HSBC Holdings plc	22,189,654	196,912
Imperial Tobacco Group plc	5,907,415	239,530
Johnson Matthey PLC	1,941,762	73,267
Land Securities Group plc	6,978,379	80,645
Prudential plc	3,312,042	39,600
Reckitt Benckiser Group PLC	110,003	6,216
Royal Dutch Shell PLC, Class A	1,134,262	39,710
SABMiller plc	3,587,139	143,986
Standard Chartered plc	2,590,466	64,638
Tate & Lyle PLC	5,165,706	58,251
WPP plc	9,730,582	132,995

		1,115,940
UNITED STATES - 3.6%
Accenture plc, Class A	958,374	61,815
Covidien plc	1,966,509	107,529
Schlumberger Limited	2,387,663	166,969

		336,313

Total common and preferred stocks (Cost $7,487,197)		9,095,293
	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $159,801 (Cost $159,801)(3)	$159,801	$159,801

Total investments - 98.9% (Cost $7,646,998)		9,255,094

Other assets less liabilities - 1.1%		100,026

Total net assets - 100.0%(4)		$9,355,120

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	5.000%	5/15/2037	$163,002

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,379,291	14.7%
Consumer Staples	2,628,166	28.1
Energy	299,864	3.2
Financials	1,742,458	18.6
Healthcare	174,561	1.9
Industrials	1,243,281	13.3
Information Technology	607,893	6.5
Materials	706,217	7.5
Telecommunication Services	313,562	3.4

Total common and preferred stocks	9,095,293	97.2
Short-term investments	159,801	1.7

Total investments	9,255,094	98.9
Other assets less liabilities	100,026	1.1

Total net assets	$9,355,120	100.0%

9

CURRENCY EXPOSURE - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$56,829	0.6%
British pound	1,076,230	11.6
Euro	3,057,344	33.1
Hong Kong dollar	1,488,220	16.1
Indian rupee	39,102	0.4
Japanese yen	1,223,103	13.2
Korean won	147,915	1.6
Nigeria naira	18,656	0.2
Singapore dollar	100,654	1.1
Swedish krona	26,410	0.3
Swiss franc	733,027	7.9
U.S. dollar	1,287,604	13.9

Total investments	$9,255,094	100.0%

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Linde AG	Germany	4.2%
JAPAN TOBACCO INC.	Japan	4.1
Anheuser-Busch InBev NV	Belgium	3.9
Canadian Pacific Railway Limited	Canada	3.8
Nestle SA	Switzerland	3.5
Baidu, Inc.	China	3.5
AIA Group Ltd.	Hong Kong	3.2
HONDA MOTOR CO., LTD.	Japan	3.1
Unilever NV	Netherlands	2.9
Imperial Tobacco Group plc	United Kingdom	2.6

Total		34.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The Fund owns HSBC Holdings plc (HSBC), which represents 2.1% of the Fund’s total net assets, and Hang Seng Bank Limited (Hang Seng Bank), which represents 1.0% of the Fund’s total net assets. HSBC is the parent company of Hang Seng Bank. If you aggregated the Fund’s holdings of both securities, the aggregated amount would be one of the Fund’s top ten holdings.

The accompanying notes are an integral part of the financial statements.

10

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITIES - 90.0%

BELGIUM - 2.0%
Groupe Bruxelles Lambert S.A.	1,379,102	$106,753

DENMARK - 1.8%
Carlsberg A/S, Class B	1,155,074	95,437

FRANCE - 8.5%
Publicis Groupe	2,590,578	142,815
Societe Television Francaise 1	2,508,784	30,719
Sodexo	507,658	41,680
Sodexo - Registered Shares(1)	1,284,779	105,484
Total SA	2,726,678	139,062

		459,760
GERMANY - 2.4%
HeidelbergCement AG	2,148,306	130,037

HONG KONG - 1.2%
Guoco Group Limited	7,824,737	68,216

IRELAND - 3.9%
ICON PLC (DR)(2)(3)	3,797,702	80,587
Ryanair Holdings PLC, Equity-Linked Security, 144A(2)(4)(5)(6)(7)	21,959,370	131,207

		211,794
JAPAN - 9.8%
Aderans Co., Ltd.(2)(3)	2,388,767	27,186
Credit Saison Co., Ltd.	6,266,859	126,821
Kao Corporation	6,299,800	165,316
NIFCO INC.	999,600	27,318
SANKYO CO., LTD.	1,444,092	70,835
SEINO HOLDINGS CO., LTD.	1,128,240	8,151
Stanley Electric Co., Ltd.	6,467,500	102,752

		528,379
NETHERLANDS - 5.9%
ING Groep N.V.(2)	14,803,945	123,341
Koninklijke Ahold NV	7,278,644	100,861
Koninklijke Philips Electronics N.V.	4,616,627	93,589

		317,791
SWITZERLAND - 9.9%
Adecco SA	1,640,697	85,970
Nestle SA	1,114,286	70,114
Novartis AG	3,034,910	167,967
Panalpina Welttransport Holding AG(2)	1,078,431	115,226
Pargesa Holding SA - Bearer Shares	1,344,272	96,647

SWITZERLAND (CONTINUED)
Tamedia AG	2,987	$376

		536,300
THAILAND - 0.6%
Thai Beverage Public Company Limited	120,409,183	31,131

UNITED KINGDOM - 25.5%
Carpetright PLC(2)	3,086,304	33,840
Compass Group PLC	29,408,836	308,344
Diageo plc	6,169,458	148,268
Experian PLC	5,792,697	90,292
Lloyds Banking Group plc(2)	148,624,318	79,887
Michael Page International plc	9,749,554	74,853
Qinetiq Group PLC(3)	63,359,285	161,440
Reed Elsevier PLC	19,651,732	174,453
Savills Plc(3)	9,282,439	56,048
Tesco plc	21,434,686	113,140
Unilever PLC (DR)	4,141,603	136,880

		1,377,445
UNITED STATES - 18.5%
Accenture plc, Class A	1,424,450	91,877
Aon Corporation	2,898,983	142,224
Arch Capital Group Ltd.(2)(3)	5,114,761	190,474
Covidien plc	3,258,857	178,194
Signet Jewelers Ltd.	3,247,472	153,540
TE Connectivity Ltd.	6,616,293	243,149

		999,458

Total common stocks and equity-linked securities (Cost $4,080,477)		4,862,501

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $487,567 (Cost $487,567)(8)	$487,567	$487,567

Total investments - 99.0% (Cost $4,568,044)		5,350,068

Other assets less liabilities - 1.0%		51,440

Total net assets - 100.0%(9)		$5,401,508

11

(1)	Shares are registered with the issuing company and not tradable until converted back to bearer shares.
(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $131,207 or 2.4% of total net assets. See notes 2(a) and 2(b) in Notes to Financial Statements for additional information.

(5)	Non-voting shares.
(6)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note 2(i) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(7)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of Ryanair Holdings PLC may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	9/17/08-3/22/12	$90,855	$131,207	2.4%

(8)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	5.000%	5/15/2037	$497,320

(9)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

FOREIGN CURRENCY FORWARD CONTRACTS - March 31, 2012 (Unaudited)

Dollar values in thousands
Description	Counterparty	Trans- action Type	Settlement Date	Cost on Origination Date	Value	Unrealized Appreciation
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	$411,922	$338,761	$23,161
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	28,138	27,312	826
Japanese Yen	State Street Bank and Trust Company	Sell	8/16/2012	15,841	15,600	241

				$455,901	$431,673	$24,228

PORTFOLIO DIVERSIFICATION - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,192,156	22.1%
Consumer Staples	888,333	16.4
Energy	139,062	2.6
Financials	990,411	18.3
Healthcare	426,748	7.9
Industrials	760,728	14.1
Information Technology	335,026	6.2
Materials	130,037	2.4

Total common stocks	4,862,501	90.0
Short-term investments	487,567	9.0

Total investments	5,350,068	99.0
Other assets less liabilities	51,440	1.0

Total net assets	$5,401,508	100.0%

CURRENCY EXPOSURE(1) - March 31, 2012 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$1,240,565	23.2%
Danish krone	95,437	1.8
Euro	1,145,548	21.4
Hong Kong dollar	68,216	1.3
Japanese yen	528,379	9.9
Singapore dollar	31,131	0.6
Swiss franc	536,300	10.0
U.S. dollar	1,704,492	31.8

Total investments	$5,350,068	100.0%

(1)	Excludes currency exposure to foreign currency forward contracts.

12

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Compass Group PLC	United Kingdom	5.7%
TE Connectivity Ltd	United States	4.5
Arch Capital Group Ltd.	United States	3.5
Covidien plc	United States	3.3
Reed Elsevier PLC	United Kingdom	3.2
Novartis AG	Switzerland	3.1
Kao Corporation	Japan	3.1
Qinetiq Group PLC	United Kingdom	3.0
Signet Jewelers Ltd.	United States	2.8
Diageo plc	United Kingdom	2.7

Total		34.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The Fund owns Pargesa Holding SA (Pargesa), which represents 1.8% of the Fund’s total net assets, and Groupe Bruxelles S.A. (GBL), which represents 2.0% of the Fund’s total net assets. Pargesa is the parent company of GBL. If you aggregated the Fund’s holdings of both securities, the aggregated amount would be one of the Fund’s top ten holdings.

The accompanying notes are an integral part of the financial statements.

13

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 95.8%

CONSUMER DISCRETIONARY - 20.9%
Auto Components - 1.9%
BorgWarner Inc. (1)	1,480,014	$124,824

Automobiles - 0.6%
Tesla Motors, Inc.(1)	1,058,385	39,414

Distributors - 1.5%
LKQ Corporation(1)	3,217,270	100,282

Diversified Consumer Services - 0.9%
New Oriental Education & Technology Group, Inc. (DR)(1)(2)	2,125,100	58,355

Hotels, Restaurants & Leisure - 4.9%
Arcos Dorados Holdings, Inc., Class A(2)	2,146,200	38,825
Chipotle Mexican Grill, Inc.(1)	265,624	111,031
Ctrip.com International, Ltd. (DR)(1)(2)	1,842,231	39,866
Starwood Hotels & Resorts Worldwide, Inc.	1,766,699	99,660
Wynn Resorts, Limited	269,875	33,702

		323,084
Internet & Catalog Retail - 0.3%
Netflix, Inc.(1)	168,667	19,403

Specialty Retail - 2.3%
Tractor Supply Company	746,300	67,585
Ulta Salon, Cosmetics & Fragrance, Inc.	881,300	81,864

		149,449
Textiles, Apparel & Luxury Goods - 8.5%
Coach, Inc.	2,276,923	175,961
Fossil, Inc.(1)	1,328,235	175,300
lululemon athletica inc.(1)	737,916	55,108
Polo Ralph Lauren Corporation, Class A	642,622	112,028
Under Armour, Inc., Class A(1)	425,900	40,035

		558,432
CONSUMER STAPLES - 2.5%
Food Products - 2.5%
Green Mountain Coffee Roasters, Inc.(1)	982,500	46,020
Mead Johnson Nutrition Company	674,600	55,641
TreeHouse Foods, Inc.(1)	990,900	58,959

		160,620

ENERGY - 7.0%
Energy Equipment & Services - 4.7%
Cameron International Corporation(1)	2,664,849	$140,784
Core Laboratories N.V.	269,810	35,499
Dresser-Rand Group Inc.(1)	2,761,827	128,121

		304,404
Oil, Gas & Consumable Fuels - 2.3%
Cabot Oil & Gas Corporation	1,787,800	55,726
Noble Energy, Inc.	944,500	92,353

		148,079
FINANCIALS - 4.2%
Capital Markets - 1.1%
Ares Capital Corporation	4,435,809	72,525

Commercial Banks - 0.7%
HDFC Bank Limited (DR)(2)	1,349,290	46,011

Consumer Finance - 2.4%
Discover Financial Services	4,752,110	158,435

HEALTHCARE - 23.2%
Biotechnology - 8.5%
Alexion Pharmaceuticals, Inc.(1)	628,300	58,344
Cepheid(1)(3)	3,090,700	129,284
Incyte Corporation(1)	2,555,282	49,317
Regeneron Pharmaceuticals, Inc.(1)	2,719,713	317,173

		554,118
Health Care Equipment & Supplies - 1.7%
Edwards Lifesciences Corporation(1)	725,281	52,750
Intuitive Surgical, Inc.(1)	106,013	57,433

		110,183
Health Care Providers & Services - 2.3%
AMERIGROUP Corporation(1)	1,526,400	102,696
Cigna Corporation	986,700	48,595

		151,291
Health Care Technology - 5.1%
athenahealth, Inc.(1)(3)	2,306,415	170,952
Cerner Corporation(1)	2,108,324	160,570

		331,522
Life Sciences Tools & Services - 4.4%
Agilent Technologies, Inc.	4,080,415	181,619
Mettler-Toledo International Inc.(1)	560,800	103,608

		285,227

14

	Shares Held	Value

HEALTHCARE (CONTINUED)
Pharmaceuticals - 1.2%
Allergan, Inc.	796,896	$76,048

INDUSTRIALS - 11.2%
Aerospace & Defense - 1.4%
Precision Castparts Corp.	535,496	92,587

Electrical Equipment - 2.3%
Rockwell Automation, Inc.	788,500	62,843
Roper Industries, Inc.	914,112	90,643

		153,486
Machinery - 2.6%
Chart Industries, Inc.(1)	328,400	24,082
Gardner Denver, Inc.	699,934	44,110
Pall Corporation	855,900	51,037
Woodward, Inc.	1,198,400	51,327

		170,556
Professional Services - 4.9%
IHS Inc.(1)	2,002,817	187,564
Verisk Analytics, Inc., Class A(1)	2,761,827	129,723

		317,287
INFORMATION TECHNOLOGY - 26.8%
Communications Equipment - 1.8%
Aruba Networks, Inc.(1)	1,800,500	40,115
Juniper Networks, Inc.(1)	3,496,485	80,000

		120,115
Electronic Equipment & Instruments - 5.1%
FLIR Systems, Inc.	1,265,000	32,017
IPG Photonics Corporation(1)	1,505,300	78,351
Trimble Navigation Limited(1)	3,048,565	165,903
Universal Display Corporation(1)	1,585,400	57,915

		334,186
Internet Software & Services - 2.5%
Akamai Technologies, Inc.(1)	952,900	34,971
LinkedIn Corporation, Class A(1)	337,300	34,401
MercadoLibre, Inc.	510,163	49,889
SINA Corporation(1)(2)	657,800	42,757

		162,018
IT Services - 2.6%
Teradata Corporation(1)	1,665,504	113,504
VeriFone Systems, Inc.(1)	1,155,300	59,925

		173,429
Semiconductors & Semiconductor Equipment - 3.6%
Altera Corporation	1,201,700	47,852
ARM Holdings PLC (DR)(2)	3,567,225	100,917
Broadcom Corporation, Class A	2,181,776	85,744

		234,513

INFORMATION TECHNOLOGY (CONTINUED)
Software - 11.2%
ANSYS, Inc.(1)	1,488,418	$96,777
Citrix Systems, Inc.(1)	1,327,718	104,770
Concur Technologies, Inc.(1)	1,317,930	75,623
Qlik Technologies Inc.(1)	2,888,300	92,426
Red Hat, Inc.(1)	1,336,641	80,051
salesforce.com, inc.(1)	881,311	136,171
VMware, Inc., Class A(1)	1,294,468	145,459

		731,277

Total common stocks (Cost $3,918,334)		6,261,160

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $296,054 (Cost $296,054)(4)	$296,054	$296,054

Total investments - 100.3% (Cost $4,214,388)		6,557,214

Other assets less liabilities - (0.3%)		(19,840)

Total net assets - 100.0%(5)		$6,537,374

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Arcos Dorados Holdings, Inc., Class A	Brazil	US dollar
ARM Holdings PLC (DR)	United Kingdom	US dollar
Ctrip.com International, Ltd. (DR)	China	US dollar
HDFC Bank Limited (DR)	India	US dollar
New Oriental Education & Technology Group, Inc. (DR)	China	US dollar
SINA Corporation	China	US dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.

15

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	5.000%	5/15/2037	$216,187
U.S. Treasury Note	3.625%	2/15/2020	85,790

			$301,977

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Regeneron Pharmaceuticals, Inc.	United States	4.9%
IHS Inc.	United States	2.9
Agilent Technologies, Inc.	United States	2.8
Coach, Inc.	United States	2.7
Fossil, Inc.	United States	2.7
athenahealth, Inc.	United States	2.6
Trimble Navigation Limited	United States	2.5
Cerner Corporation	United States	2.5
Discover Financial Services	United States	2.4
VMware, Inc.	United States	2.2

Total		28.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

16

ARTISAN MID CAP VALUE FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 94.1%

CONSUMER DISCRETIONARY - 7.5%
Diversified Consumer Services - 1.9%
H&R Block, Inc.	9,385,979	$154,587

Household Durables - 1.6%
Mohawk Industries, Inc.(1)	1,963,154	130,569

Leisure Equipment & Products - 2.0%
Mattel, Inc.	4,893,803	164,725

Media - 2.0%
Omnicom Group Inc.	3,151,186	159,608

CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 3.6%
The Kroger Co.	7,562,822	183,247
Sysco Corporation	3,668,873	109,553

		292,800
Food Products - 1.2%
Campbell Soup Company	2,948,631	99,811

ENERGY - 9.2%
Energy Equipment & Services - 4.7%
Ensco PLC (DR)(2)	3,108,163	164,515
McDermott International, Inc.(1)	9,881,162	126,578
Patterson-UTI Energy, Inc.	5,463,200	94,459

		385,552
Oil, Gas & Consumable Fuels - 4.5%
Cimarex Energy Co.	2,867,239	216,391
Southwestern Energy Company(1)	4,906,763	150,147

		366,538
FINANCIALS - 20.7%
Capital Markets - 1.7%
Northern Trust Corporation	2,993,589	142,046

Insurance - 15.9%
Alleghany Corporation(1)	638,735	210,208
Allied World Assurance Company Holdings, Ltd	1,215,426	83,463
The Allstate Corporation	4,704,209	154,863
Aon Corporation	3,138,143	153,957
Arch Capital Group Ltd.(1)(3)	3,826,460	142,497
Fidelity National Financial, Inc.	7,194,529	129,717

FINANCIALS (CONTINUED)
Insurance - (Continued)
Loews Corporation	3,511,283	$139,995
The Progressive Corporation	9,633,593	223,307
Validus Holdings, Ltd.	1,777,679	55,019

		1,293,026
Real Estate Investment Trusts (REITS) - 3.1%
Annaly Capital Management, Inc.	9,002,024	142,412
Hatteras Financial Corp.(3)	3,833,909	106,966

		249,378
HEALTHCARE - 3.0%
Health Care Providers & Services - 2.3%
Cigna Corporation	3,767,200	185,535

Life Sciences Tools & Services - 0.7%
Covance Inc.(1)	1,125,600	53,612

INDUSTRIALS - 18.8%
Aerospace & Defense - 5.3%
L-3 Communications Holdings, Inc.	1,935,675	136,988
Rockwell Collins, Inc.	2,700,984	155,469
Spirit AeroSystems Holdings, Inc., Class A(1)	5,692,896	139,248

		431,705
Construction & Engineering - 2.3%
Jacobs Engineering Group Inc.(1)	4,164,022	184,758

Electrical Equipment - 2.0%
Hubbell Inc., Class B	2,112,780	166,022

Machinery - 1.5%
Flowserve Corporation	1,080,415	124,799

Professional Services - 6.6%
The Dun & Bradstreet Corporation	1,890,716	160,200
Equifax Inc.	2,506,405	110,933
ManpowerGroup	2,587,779	122,583
Towers Watson & Co., Class A	2,173,348	143,593

		537,309
Road & Rail - 1.1%
Ryder System, Inc.(3)	1,706,613	90,109

INFORMATION TECHNOLOGY - 27.3%
Computers & Peripherals - 1.8%
Lexmark International, Inc.(3)	4,344,098	144,398

17

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment & Instruments - 9.6%
Arrow Electronics, Inc.(1)(3)	5,244,437	$220,109
Avnet, Inc.(1)(3)	6,662,493	242,448
FLIR Systems, Inc.	5,054,467	127,929
Ingram Micro Inc.(1)(3)	10,241,259	190,078

		780,564
Internet Software & Services - 1.2%
Open Text Corporation(1)(2)	1,553,065	94,970

IT Services - 7.4%
Broadridge Financial Solutions, Inc.	5,289,452	126,471
SAIC, Inc.(1)	9,438,320	124,586
Total System Services, Inc.	6,734,309	155,360
The Western Union Company	11,082,538	195,053

		601,470
Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	4,659,250	188,234
Applied Materials, Inc.	13,144,838	163,522
Lam Research Corporation(1)	869,700	38,806

		390,562
Software - 2.5%
BMC Software, Inc.(1)	1,800,652	72,314
SYNOPSYS, INC.(1)	4,345,261	133,226

		205,540
UTILITIES - 2.8%
Multi-Utilities - 2.0%
OGE Energy Corp.	1,147,929	61,414
SCANA Corporation	967,843	44,143
Xcel Energy Inc.	2,295,822	60,770

		166,327
Water Utilities - 0.8%
American Water Works Company, Inc.	1,890,668	64,339

Total common stocks (Cost $6,353,824)		7,660,659
	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $437,749 (Cost $437,749)(4)	$437,749	$437,749

Total investments - 99.5% (Cost $6,791,573)		8,098,408

Other assets less liabilities - 0.5%		44,375

Total net assets - 100.0%(5)		$8,142,783

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Ensco PLC (DR)	United Kingdom	US dollar
Open Text Corporation	Canada	US dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	5.000%	5/15/2037	$446,508

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Avnet, Inc.	United States	3.0%
The Progressive Corporation	United States	2.7
Arrow Electronics, Inc.	United States	2.7
Cimarex Energy Co.	United States	2.7
Alleghany Corporation	United States	2.6
The Western Union Company	United States	2.4
Ingram Micro Inc.	United States	2.3
Analog Devices, Inc.	United States	2.3
CIGNA Corporation	United States	2.3
Jacobs Engineering Group Inc.	United States	2.3

Total		25.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

18

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 95.3%

CONSUMER DISCRETIONARY - 13.8%
Diversified Consumer Services - 4.3%
Coinstar, Inc.(1)	657,900	$41,810
Matthews International Corporation(2)	1,524,500	48,235
Regis Corporation	2,068,500	38,122
School Specialty, Inc.(1)	832,653	2,948

		131,115
Hotels, Restaurants & Leisure - 1.7%
Jack in the Box Inc.(1)	1,400,308	33,565
WMS Industries Inc.(1)	764,700	18,146

		51,711
Household Durables - 0.5%
Universal Electronics Inc.(1)	686,100	13,708

Media - 3.3%
Arbitron Inc.	556,800	20,590
DreamWorks Animation SKG, Inc., Class A(1)	2,381,300	43,935
Meredith Corporation	1,148,255	37,272

		101,797
Specialty Retail - 2.2%
Rent-A-Center, Inc.	1,759,062	66,405

Textiles, Apparel & Luxury Goods - 1.8%
Skechers U.S.A., Inc., Class A(1)	2,255,900	28,695
The Warnaco Group, Inc.(1)	468,700	27,372

		56,067
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Cal-Maine Foods, Inc.	420,600	16,092
Darling International Inc.(1)	1,108,300	19,307

		35,399
ENERGY - 10.5%
Energy Equipment & Services - 4.6%
GulfMark Offshore, Inc.(1)	616,100	28,316
Newpark Resources, Inc.(1)	1,154,800	9,458
Parker Drilling Company(1)	2,420,547	14,451
SEACOR Holdings Inc.(1)	223,600	21,416
Superior Energy Services, Inc.(1)	796,725	21,002

ENERGY (CONTINUED)
Energy Equipment & Services (Continued)
Tidewater Inc.	856,200	$46,252

		140,895
Oil, Gas & Consumable Fuels - 5.9%
Cloud Peak Energy Inc.(1)	3,009,200	47,937
Comstock Resources, Inc.(1)(2)	2,462,990	38,989
Forest Oil Corporation(1)	2,965,190	35,938
Lone Pine Resources Inc.(1)	3,002,511	19,516
World Fuel Services Corporation	915,700	37,544

		179,924
FINANCIALS - 6.7%
Diversified Financial Services - 0.9%
PICO Holdings, Inc.(1)(2)	1,220,290	28,616

Insurance - 2.8%
Allied World Assurance Company Holdings, Ltd	300,055	20,605
Alterra Capital Holdings Limited	432,075	9,929
Endurance Specialty Holdings Ltd.	528,123	21,474
Platinum Underwriters Holdings, Ltd.	940,200	34,317

		86,325
Real Estate Investment Trusts (REITS) - 3.0%
Anworth Mortgage Asset Corporation	1,672,400	11,004
Cypress Sharpridge Investments, Inc.	1,216,300	15,921
Hatteras Financial Corp.(2)	1,758,900	49,073
Potlatch Corporation	456,101	14,294

		90,292
HEALTHCARE - 2.7%
Biotechnology - 0.3%
Enzon Pharmaceuticals, Inc.(1)	1,448,300	9,906

Health Care Equipment & Supplies - 1.5%
CONMED Corporation	1,117,459	33,379
STERIS Corporation	354,400	11,206

		44,585
Life Sciences Tools & Services - 0.9%
ICON PLC (DR)(1)(2)(3)	1,351,441	28,678

19

	Shares Held	Value

INDUSTRIALS - 25.5%
Aerospace & Defense - 2.6%
Curtiss-Wright Corporation	467,800	$17,313
Spirit AeroSystems Holdings, Inc., Class A(1)	1,724,379	42,178
Teledyne Technologies Incorporated(1)	312,172	19,682

		79,173
Air Freight & Logistics - 1.3%
Atlas Air Worldwide Holdings, Inc.(1)	796,100	39,176

Airlines - 0.4%
Hawaiian Holdings, Inc.(1)	2,352,600	12,304

Building Products - 1.0%
Quanex Building Products Corporation	1,759,826	31,026

Commercial Services & Supplies - 3.2%
Quad/Graphics, Inc., Class A	848,200	11,790
Sykes Enterprises, Incorporated(1)(2)	2,916,694	46,084
Tetra Tech, Inc.(1)	1,520,400	40,078

		97,952
Construction & Engineering - 5.4%
Comfort Systems USA, Inc.(2)	2,505,826	27,339
EMCOR Group, Inc.	2,625,862	72,789
Granite Construction Incorporated	1,340,362	38,522
ORION MARINE GROUP, INC.(1)(2)	1,708,400	12,352
Tutor Perini Corporation(1)	788,200	12,280

		163,282
Electrical Equipment - 0.2%
Encore Wire Corporation	227,200	6,755

Machinery - 4.3%
Astec Industries, Inc.(1)	796,281	29,048
Harsco Corporation	539,100	12,647
Kaydon Corporation	674,700	17,212
Mueller Industries, Inc.	779,924	35,448
Woodward, Inc.	868,733	37,208

		131,563
Professional Services - 5.3%
CRA International, Inc.(1)(2)	621,479	15,674
FTI Consulting, Inc.(1)	1,855,765	69,628
Kforce Inc.(1)	1,099,000	16,375
Towers Watson & Co., Class A	586,487	38,749
TrueBlue, Inc.(1)	1,196,288	21,390

		161,816
Road & Rail - 1.8%
Ryder System, Inc.(2)	1,041,864	55,010

INFORMATION TECHNOLOGY -25.2%
Communications Equipment - 1.2%
ADTRAN, Inc.	565,100	$17,625
Ixia(1)	1,496,388	18,690

		36,315
Computers & Peripherals - 5.6%
Diebold, Incorporated	1,968,466	75,825
Intermec, Inc.(1)	1,405,619	10,865
Lexmark International, Inc.(2)	1,348,287	44,817
Logitech International S.A.(1)(3)	1,079,700	8,422
QLogic Corporation(1)	1,764,400	31,336

		171,265
Electronic Equipment & Instruments - 4.3%
Arrow Electronics, Inc.(1)(2)	1,208,247	50,710
Benchmark Electronics, Inc.(1)	1,272,301	20,980
Orbotech, Ltd.(1)(3)	55,840	647
Power-One, Inc.(1)	3,269,500	14,876
Tech Data Corporation(1)	808,900	43,891

		131,104
Internet Software & Services - 1.3%
EarthLink, Inc.	4,974,240	39,744

IT Services - 3.2%
CACI International Inc(1)	767,350	47,798
CoreLogic, Inc.(1)	1,055,000	17,218
ManTech International Corporation, Class A	892,168	30,744

		95,760
Semiconductors & Semiconductor Equipment - 3.7%
Intersil Corporation	4,537,100	50,816
Rudolph Technologies, Inc.(1)	535,201	5,946
Ultratech, Inc.(1)(2)	1,884,437	54,611

		111,373
Software - 5.9%
Manhattan Associates, Inc.(1)	568,251	27,009
MicroStrategy Incorporated, Class A(1)	336,171	47,064
Progress Software Corporation(1)	2,218,523	52,402
Rosetta Stone Inc.(1)(2)	1,088,300	11,231
Websense, Inc.(1)(2)	1,948,737	41,099

		178,805
MATERIALS - 6.8%
Chemicals - 5.0%
H.B. Fuller Company(2)	2,541,433	83,435
Minerals Technologies Inc.	462,200	30,233
Sensient Technologies Corporation	1,017,715	38,673

		152,341

20

	Shares Held	Value

MATERIALS (CONTINUED)
Construction Materials - 0.4%
Eagle Materials Inc.	303,819	$10,558

Metals & Mining - 1.4%
Schnitzer Steel Industries, Inc., Class A	1,040,000	41,491

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Atlantic Tele-Network, Inc.	619,614	22,529
Neutral Tandem, Inc.(1)(2)	1,732,000	21,113

		43,642
UTILITIES - 1.5%
Electrical Utilities - 1.5%
Cleco Corporation	560,171	22,211
Portland General Electric Company	879,370	21,967

		44,178

Total common stocks (Cost $2,529,827)		2,900,056
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $137,922 (Cost $137,922)(4)	$137,922	$137,922

Total investments - 99.8% (Cost $2,667,749)		3,037,978

Other assets less liabilities - 0.2%		5,490

Total net assets - 100.0%(5)		$3,043,468

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ICON PLC (DR)	Ireland	US dollar
Logitech International S.A.	Switzerland	US dollar
Orbotech, Ltd.	Israel	US dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.625%	2/15/2020	140,682

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
H.B. Fuller Company	United States	2.7%
Diebold, Incorporated	United States	2.5
EMCOR Group, Inc.	United States	2.4
FTI Consulting, Inc.	United States	2.3
Rent-A-Center, Inc.	United States	2.2
Ryder System, Inc.	United States	1.8
Ultratech, Inc.	United States	1.8
Progress Software Corporation	United States	1.7
Intersil Corporation	United States	1.7
Arrow Electronics, Inc.	United States	1.7

Total		20.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

21

ARTISAN VALUE FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 92.2%

CONSUMER DISCRETIONARY - 4.7%
Diversified Consumer Services - 2.0%
H&R Block, Inc.	898,400	$14,797

Multiline Retail - 2.7%
Target Corporation	356,000	20,744

CONSUMER STAPLES - 7.5%
Food & Staples Retailing - 5.5%
Tesco plc(1)	4,789,779	25,282
Wal-Mart Stores, Inc.	265,600	16,255

		41,537
Food Products - 2.0%
Unilever PLC (DR)(1)	463,320	15,313

ENERGY - 14.3%
Energy Equipment & Services - 5.8%
Baker Hughes Incorporated	648,600	27,202
Noble Corporation	435,100	16,303

		43,505
Oil, Gas & Consumable Fuels - 8.5%
Apache Corporation	265,600	26,677
Cimarex Energy Co.	302,200	22,807
Exxon Mobil Corporation	169,500	14,701

		64,185
FINANCIALS - 24.3%
Capital Markets - 4.5%
The Bank of New York Mellon Corporation	779,700	18,814
The Goldman Sachs Group, Inc.	119,805	14,900

		33,714
Insurance - 17.4%
Alleghany Corporation(2)	46,636	15,348
The Allstate Corporation	491,550	16,182
Arch Capital Group Ltd.(2)(3)	514,200	19,149
Berkshire Hathaway Inc., Class B(2)	429,430	34,848
The Chubb Corporation	288,200	19,918
The Progressive Corporation	1,135,700	26,326

		131,771
Real Estate Investment Trusts (REITS) - 2.4%
Annaly Capital Management, Inc.	1,169,600	18,503

HEALTHCARE - 4.4%
Health Care Equipment & Supplies - 1.9%
Becton, Dickinson and Company	186,500	$14,482

Health Care Providers & Services - 2.5%
Cigna Corporation	383,900	18,907

INDUSTRIALS - 2.9%
Construction & Engineering - 2.9%
Jacobs Engineering Group Inc.(2)	491,600	21,812

INFORMATION TECHNOLOGY - 31.6%
Communications Equipment - 4.2%
Cisco Systems, Inc.	1,491,700	31,549

Computers & Peripherals - 7.6%
Apple Inc.(2)	67,572	40,507
Hewlett-Packard Company	695,000	16,562

		57,069
Electronic Equipment & Instruments - 5.9%
Avnet, Inc.(2)(3)	649,800	23,646
Ingram Micro Inc.(2)(3)	1,147,000	21,288

		44,934
IT Services - 4.2%
Total System Services, Inc.	330,950	7,635
The Western Union Company	1,378,600	24,263

		31,898
Semiconductors & Semiconductor Equipment - 3.5%
Texas Instruments Incorporated	785,400	26,397

Software - 6.2%
Microsoft Corporation	638,500	20,592
Oracle Corporation	909,700	26,527

		47,119
TELECOMMUNICATION SERVICES - 2.5%
Wireless Telecommunication Services - 2.5%
Vodafone Group Plc (DR)(1)	683,300	18,907

Total common stocks (Cost $609,670)		697,143

22

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $58,413 (Cost $58,413)(4)	$58,413	$58,413

Total investments - 99.9% (Cost $668,083)		755,556

Other assets less liabilities - 0.1%		493

Total net assets - 100.0%(5)		$756,049

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Tesco plc	United Kingdom	British pound
Unilever PLC (DR)	United Kingdom	US dollar
Vodafone Group Plc (DR)	United Kingdom	US dollar

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	5.000%	5/15/2037	$59,583

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Apple Inc.	United States	5.4%
Berkshire Hathaway Inc.	United States	4.6
Cisco Systems, Inc.	United States	4.2
Baker Hughes Incorporated	United States	3.6
Apache Corporation	United States	3.5
Oracle Corporation	United States	3.5
Texas Instruments Incorporated	United States	3.5
The Progressive Corporation	United States	3.5
Tesco plc	United Kingdom	3.3
The Western Union Company	United States	3.2

Total		38.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

23

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2012 (Unaudited)

Dollar values in thousands, except per share amounts

	EMERGING MARKETS	GROWTH OPPORTUNITIES
ASSETS:
Investments in securities, unaffiliated, at value	$833,503	$294,511
Short-term investments (repurchase agreements), at value	26,480	18,805

Total investments	859,983	313,316
Cash	1	1
Foreign currency	549	1
Unrealized gain on foreign currency forward and spot contracts	-	108
Receivable from fund shares sold	21,633	638
Dividends and interest receivable	2,035	115

Total assets	884,201	314,179

LIABILITIES:
Unrealized loss on foreign currency forward and spot contracts	-	2
Payable for investments purchased	-	6,776
Payable for fund shares redeemed	110	233
Payable for operating expenses	318	124
Payable for foreign taxes	867	92

Total liabilities	1,295	7,227

Total net assets	$882,906	$306,952

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$954,664	$260,747
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	(43,654)	49,742
Accumulated undistributed net investment loss	(687)	(1,105)
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(27,417)	(2,432)

	$882,906	$306,952

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares		$169,016
Institutional Shares	$576,259	$137,936
Advisor Shares	$306,647
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares		12,319,536
Institutional Shares	43,423,728	10,054,781
Advisor Shares	23,050,319
Net asset value, offering price and redemption price per share
Investor Shares		$13.72
Institutional Shares	$13.27	$13.72
Advisor Shares	$13.30
Cost of securities of unaffiliated issuers held	$902,926	$263,595
Cost of foreign currency	$549	$1

The accompanying notes are an integral part of the financial statements.

24

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2012 (Unaudited) (Continued)

Dollar values in thousands, except per share amounts

	INTERNATIONAL	INTERNATIONAL VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$9,095,293	$4,346,766
Investments in securities, affiliated, at value	-	515,735
Short-term investments (repurchase agreements), at value	159,801	487,567

Total investments	9,255,094	5,350,068
Cash	1	-	(1)
Foreign currency	1,690	1,335
Unrealized gain on foreign currency forward and spot contracts	58	24,234
Receivable from investments sold	145,520	5,947
Receivable from fund shares sold	9,608	19,292
Dividends and interest receivable	32,104	13,515

Total assets	9,444,075	5,414,391

LIABILITIES:
Unrealized loss on foreign currency forward and spot contracts	411	1
Payable for investments purchased	35,935	3,380
Payable for fund shares redeemed	48,498	7,921
Payable for operating expenses	2,964	1,075
Payable for foreign taxes	1,147	506

Total liabilities	88,955	12,883

Total net assets	$9,355,120	$5,401,508

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$9,564,855	$4,641,539
Net unrealized appreciation on investments and foreign currency related transactions	1,608,018	806,226
Accumulated undistributed net investment income	32,098	113
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(1,849,851)	(46,370)

	$9,355,120	$5,401,508

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$6,998,634	$4,045,924
Institutional Shares	$2,356,486	$1,355,584
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	305,639,938	144,916,265
Institutional Shares	102,340,078	48,470,184
Net asset value, offering price and redemption price per share
Investor Shares	$22.90	$27.92
Institutional Shares	$23.03	$27.97
Cost of securities of unaffiliated issuers held	$7,646,998	$4,190,473
Cost of securities of affiliated issuers held	$-	$377,571
Cost of foreign currency	$1,690	$1,335

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

25

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2012 (Unaudited) (Continued)

Dollar values in thousands, except per share amounts

	MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$5,960,924		$6,524,054
Investments in securities, affiliated, at value	300,236		1,136,605
Short-term investments (repurchase agreements), at value	296,054		437,749

Total investments	6,557,214		8,098,408
Cash	-	(1)	-	(1)
Receivable from investments sold	-		22,927
Receivable from fund shares sold	19,128		25,589
Dividends and interest receivable	2,429		17,193

Total assets	6,578,771		8,164,117

LIABILITIES:
Payable for investments purchased	31,324		8,048
Payable for fund shares redeemed	7,579		11,536
Payable for operating expenses	2,494		1,750

Total liabilities	41,397		21,334

Total net assets	$6,537,374		$8,142,783

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$4,114,863		$6,690,708
Net unrealized appreciation on investments and foreign currency related transactions	2,342,826		1,306,835
Accumulated undistributed net investment income (loss)	(21,199)		10,806
Accumulated undistributed net realized gains on investments and foreign currency related transactions	100,884		134,434

	$6,537,374		$8,142,783

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$5,498,450		$8,104,011
Institutional Shares	$1,038,924		$38,772
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	138,178,391		375,995,478
Institutional Shares	25,193,761		1,798,588
Net asset value, offering price and redemption price per share
Investor Shares	$39.79		$21.55
Institutional Shares	$41.24		$21.56
Cost of securities of unaffiliated issuers held	$4,015,682		$5,862,839
Cost of securities of affiliated issuers held	$198,706		$928,734

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

26

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2012 (Unaudited) (Continued)

Dollar values in thousands, except per share amounts

	SMALL CAP VALUE	VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$2,242,990	$633,060
Investments in securities, affiliated, at value	657,066	64,083
Short-term investments (repurchase agreements), at value	137,922	58,413

Total investments	3,037,978	755,556
Cash	1	-	(1)
Receivable from investments sold	5,089	6,180
Receivable from fund shares sold	4,416	1,542
Dividends and interest receivable	3,296	1,365

Total assets	3,050,780	764,643

LIABILITIES:
Payable for investments purchased	5,358	8,094
Payable for fund shares redeemed	974	266
Payable for operating expenses	980	234

Total liabilities	7,312	8,594

Total net assets	$3,043,468	$756,049

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,664,092	$724,628
Net unrealized appreciation on investments and foreign currency related transactions	370,229	87,473
Accumulated undistributed net investment income	9,489	363
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(342)	(56,415)

	$3,043,468	$756,049

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$2,929,647	$664,751
Institutional Shares	$113,821	$91,298
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	178,487,101	59,631,633
Institutional Shares	6,934,535	8,183,814
Net asset value, offering price and redemption price per share
Investor Shares	$16.41	$11.15
Institutional Shares	$16.41	$11.16
Cost of securities of unaffiliated issuers held	$2,075,342	$616,031
Cost of securities of affiliated issuers held	$592,407	$52,052

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

27

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2012 (Unaudited)

Dollar values in thousands

	EMERGING MARKETS	GROWTH OPPORTUNITIES
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$5,638	$497
Interest	1	1

Total investment income	5,639	498

EXPENSES:
Advisory fees	4,226	835
Transfer agent fees
Investor Shares		206
Institutional Shares	11	4
Advisor Shares	380
Shareholder communications
Investor Shares		15
Institutional Shares	11	- (2)
AdvisorShares	24
Custodian fees	380	24
Accounting fees	36	23
Professional fees	40	34
Registration fees
Investor Shares		28
Institutional Shares	32	14
AdvisorShares	37
Directors’ fees	17	4
Other operating expenses	11	4

Total operating expenses	5,205	1,191

Net investment income (loss)	434	(693)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized loss on:
Investments	(14,466)	(1,230)
Foreign currency related transactions	(544)	(125)

	(15,010)	(1,355)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	146,701	46,889
Foreign currency related transactions	(482)	31

	146,219	46,920

Net gain on investments and foreign currency related transactions	131,209	45,565

Net increase in net assets resulting from operations	$131,643	$44,872

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers
	Emerging Markets	$418
	Growth Opportunities	6

(2)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

28

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2012 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL	INTERNATIONAL VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$81,255	$42,253
Dividends, from affiliated issuers(1)	-	565
Interest	22	16

Total investment income	81,277	42,834

EXPENSES:
Advisory fees	40,306	22,354
Transfer agent fees
Investor Shares	6,118	3,069
Institutional Shares	12	12
Shareholder communications
Investor Shares	355	254
Institutional Shares	20	14
Custodian fees	1,884	631
Accounting fees	37	36
Professional fees	207	108
Registration fees
Investor Shares	52	75
Institutional Shares	19	28
Directors’ fees	189	94
Other operating expenses	94	46

Total operating expenses	49,293	26,721

Net investment income	31,984	16,113

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	65,412	(11,639)
Foreign currency related transactions	(2,807)	8,450

	62,605	(3,189)
Net increase in unrealized appreciation on:
Investments	1,911,379	812,004
Foreign currency related transactions	726	22,090

	1,912,105	834,094

Net gain on investments and foreign currency related transactions	1,974,710	830,905

Net increase in net assets resulting from operations	$2,006,694	$847,018

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized gain on investments from affiliated issuers
	International	$3,230	$-
	International Value	2,861	2,555

The accompanying notes are an integral part of the financial statements.

29

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2012 (Unaudited) (Continued)

Dollar values in thousands

	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$12,823	$63,394
Dividends, from affiliated issuers(1)	-	8,645
Interest	14	18

Total investment income	12,837	72,057

EXPENSES:
Advisory fees	26,829	34,143
Transfer agent fees
Investor Shares	6,406	7,041
Institutional Shares	11	4
Shareholder communications
Investor Shares	252	553
Institutional Shares	11	2
Custodian fees	115	63
Accounting fees	30	19
Professional fees	120	139
Registration fees
Investor Shares	71	135
Institutional Shares	16	5
Directors’ fees	115	138
Other operating expenses	60	70

Total operating expenses	34,036	42,312

Net investment income (loss)	(21,199)	29,745

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gain on:
Investments(1)	211,756	189,126
Net increase in unrealized appreciation on:
Investments	1,203,959	1,277,537

Net gain on investments and foreign currency related transactions	1,415,715	1,466,663

Net increase in net assets resulting from operations	$1,394,516	$1,496,408

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized gain on investments from affiliated issuers
	Mid Cap	$55	$40,239
	Mid Cap Value	-	17,037

The accompanying notes are an integral part of the financial statements.

30

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2012 (Unaudited) (Continued)

Dollar values in thousands

	SMALL CAP VALUE	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers	$21,564	$5,342
Dividends, from affiliated issuers	5,086	-
Interest	5	11

Total investment income	26,655	5,353

EXPENSES:
Advisory fees	13,726	2,163
Transfer agent fees
Investor Shares	2,846	649
Institutional Shares	4	5
Shareholder communications
Investor Shares	313	47
Institutional Shares	2	1
Custodian fees	41	14
Accounting fees	21	23
Professional fees	58	25
Registration fees
Investor Shares	42	50
Institutional Shares	5	7
Directors’ fees	64	9
Other operating expenses	32	6

Total operating expenses	17,154	2,999

Net investment income	9,501	2,354

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	9,018	5,222
Foreign currency related transactions	-	(4)

	9,018	5,218
Net increase in unrealized appreciation on:
Investments	618,847	111,512
Foreign currency related transactions	-	1

	618,847	111,513

Net gain on investments and foreign currency related transactions	627,865	116,731

Net increase in net assets resulting from operations	$637,366	$119,085

(1)	Fund	Including net realized loss on investments from affiliated issuers
	Small Cap Value	$(44,246)
	Value	(113)

The accompanying notes are an integral part of the financial statements.

31

ARTISAN FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	EMERGING MARKETS		GROWTH OPPORTUNITIES
	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011
OPERATIONS:
Net investment income (loss)	$434	$10,346	$(693)	$(999)
Net realized gain (loss) on:
Investments	(14,466)	9,473	(1,230)	2,181
Foreign currency related transactions	(544)	(2,693)	(125)	(432)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	146,701	(255,535)	46,889	(14,114)
Foreign currency related transactions	(482)	336	31	(9)

Net increase (decrease) in net assets resulting from operations	131,643	(238,073)	44,872	(13,373)

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares			-	-
Institutional Shares	(3,946)	(3,345)	-	-
Advisor Shares	(1,843)	(1,835)
Net realized gains on investment transactions:
Investor Shares			(1,240)	(1,034)
Institutional Shares	(1,096)	-	(371)	-
Advisor Shares	(777)	-

Total distributions paid to shareholders	(7,662)	(5,180)	(1,611)	(1,034)

FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	89,646	392,736	107,964	97,676

Total increase in net assets	213,627	149,483	151,225	83,269

Net assets, beginning of period	669,279	519,796	155,727	72,458

Net assets, end of period	$882,906	$669,279	$306,952	$155,727

Accumulated undistributed net investment income (loss)	$(687)	$4,668	$(1,105)	$(412)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

32

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL		INTERNATIONAL VALUE
	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011
OPERATIONS:
Net investment income	$31,984	$121,485	$16,113	$51,313
Net realized gain (loss) on:
Investments	65,412	994,852	(11,639)	140,973
Foreign currency related transactions	(2,807)	(79)	8,450	(18,918)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	1,911,379	(1,875,691)	812,004	(483,261)
Foreign currency related transactions	726	(1,399)	22,090	1,338

Net increase (decrease) in net assets resulting from operations	2,006,694	(760,832)	847,018	(308,555)

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(87,816)	(61,274)	(1,955)	(39,445)
Institutional Shares	(33,126)	(26,489)	(1,195)	(12,501)
Net realized gains on investment transactions:
Investor Shares	-	-	(9,181)	-
Institutional Shares	-	-	(3,059)	-

Total distributions paid to shareholders	(120,942)	(87,763)	(15,390)	(51,946)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(357,040)	(973,666)	294,398	1,298,269

Total increase (decrease) in net assets	1,528,712	(1,822,261)	1,126,026	937,768

Net assets, beginning of period	7,826,408	9,648,669	4,275,482	3,337,714

Net assets, end of period	$9,355,120	$7,826,408	$5,401,508	$4,275,482

Accumulated undistributed net investment income (loss)	$32,098	$121,055	$113	$(12,850)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

33

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP		MID CAP VALUE
	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011
OPERATIONS:
Net investment income (loss)	$(21,199)	$(40,985)	$29,745	$45,496
Net realized gain on:
Investments	211,756	665,237	189,126	585,460
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	1,203,959	(348,059)	1,277,537	(531,683)

Net increase in net assets resulting from operations	1,394,516	276,193	1,496,408	99,273

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	-	-	(43,082)	(48,963)
Institutional Shares	-	-	-	-
Net realized gains on investment transactions:
Investor Shares	-	-	(499,737)	(97,741)
Institutional Shares	-	-	-	-

Total distributions paid to shareholders	-	-	(542,819)	(146,704)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	132,102	(143,118)	988,730	508,268

Total increase in net assets	1,526,618	133,075	1,942,319	460,837

Net assets, beginning of period	5,010,756	4,877,681	6,200,464	5,739,627

Net assets, end of period	$6,537,374	$5,010,756	$8,142,783	$6,200,464

Accumulated undistributed net investment income (loss)	$(21,199)	$-	$10,806	$24,143

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

34

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SMALL CAP VALUE		VALUE
	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011
OPERATIONS:
Net investment income	$9,501	$1,882	$2,354	$3,743
Net realized gain (loss) on:
Investments	9,018	317,544	5,222	32,265
Foreign currency related transactions	-	-	(4)	(41)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	618,847	(422,880)	111,512	(42,872)
Foreign currency related transactions	-	-	1	(1)

Net increase (decrease) in net assets resulting from operations	637,366	(103,454)	119,085	(6,906)

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(1,078)	(2,837)	(3,915)	(2,455)
Institutional Shares	-	-	(682)	-
Net realized gains on investment transactions:
Investor Shares	(238,253)	-	-	-
Institutional Shares	-	-	-	-

Total distributions paid to shareholders	(239,331)	(2,837)	(4,597)	(2,455)

FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	38,170	23,138	179,399	205,150

Total increase in net assets	436,205	(83,153)	293,887	195,789

Net assets, beginning of period	2,607,263	2,690,416	462,162	266,373

Net assets, end of period	$3,043,468	$2,607,263	$756,049	$462,162

Accumulated undistributed net investment income	$9,489	$1,066	$363	$2,606

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

35

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions) held throughout the entire period.

	ARTISAN EMERGING MARKETS FUND
	Institutional Shares
	Year or Period Ended

	3/31/2012(1)	9/30/2011	9/30/2010	9/30/2009	9/30/2008	9/30/2007

Net Asset Value Beginning of Period	$11.37	$15.23	$13.02	$11.15	$16.71	$11.15
Net Investment Income(2)	0.01	0.21	0.17	0.09	0.18	0.09
Net Realized and Unrealized Gain (Loss) on Investments	2.02	(3.93)	2.15	1.91	(5.41)	5.81

Total Income (Loss) from Investment Operations	2.03	(3.72)	2.32	2.00	(5.23)	5.90

Dividends from Net Investment Income	(0.10)	(0.14)	(0.11)	(0.12)	(0.01)	(0.03)
Distributions from Net Realized Gains	(0.03)	-	-	(0.01)	(0.32)	(0.31)

Total Distributions	(0.13)	(0.14)	(0.11)	(0.13)	(0.33)	(0.34)

Net Asset Value End of Period	$13.27	$11.37	$15.23	$13.02	$11.15	$16.71

Total Return(3)	18.09%	(24.67)%	17.94%	18.66%	(31.91)%	53.99%
Net Assets End of Period (millions)	$576.3	$352.1	$284.2	$104.0	$69.8	$18.4
Ratio of Expenses to Average Net Assets(4)(5)	1.19%	1.19%	1.31%	1.50%	1.50%	1.44%
Ratio of Net Investment Income to Average Net Assets(4)(5)	0.22%	1.41%	1.25%	1.02%	1.17%	0.67%
Portfolio Turnover Rate(3)	12.07%	30.86%	25.89%	56.88%	42.24%	71.28%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.
(5)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by Artisan Partners Limited Partnership (“the Adviser”) or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
9/30/2009	1.81%	0.71%
9/30/2008	1.51%	1.16%
9/30/2007	3.19%	(1.08)%

The accompanying notes are an integral part of the financial statements.

36

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN GROWTH OPPORTUNITIES FUND
	Institutional Shares

	Period Ended

	3/31/2012(1)	9/30/2011(2)

Net Asset Value Beginning of Period	$10.88	$13.38
Net Investment Loss(3)	(0.03)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	2.98	(2.48)

Total Income (Loss) from Investment Operations	2.95	(2.50)

Distributions from Net Realized Gains	(0.11)	-

Total Distributions	(0.11)	-

Net Asset Value End of Period	$13.72	$10.88

Total Return(4)	27.39%	(18.68)%
Net Assets End of Period (millions)	$137.9	$13.0
Ratio of Expenses to Average Net Assets(5)(6)	1.09%	1.50%
Ratio of Net Investment Loss to Average Net Assets(5)(6)	(0.58)%	(0.72)%
Portfolio Turnover Rate(4)	18.24%	76.18%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	For the period from commencement of operations July 26, 2011 through September 30, 2011.
(3)	Computed based on average shares outstanding.
(4)	Periods less than twelve months (where applicable) are not annualized.
(5)	Periods less than twelve months (where applicable) are annualized.
(6)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser. Absent expenses waived or paid by the Adviser, the ratios of expenses to average net assets and net investment loss to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets
9/30/2011	2.22%	(1.44)%

The accompanying notes are an integral part of the financial statements.

37

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN INTERNATIONAL FUND
	Institutional Shares

	Year or Period Ended

	3/31/2012(1)	9/30/2011	9/30/2010	9/30/2009	9/30/2008	9/30/2007

Net Asset Value Beginning of Period	$18.50	$20.72	$20.29	$20.51	$33.99	$28.92
Net Investment Income(2)	0.09	0.32	0.22	0.28	0.42	0.37
Net Realized and Unrealized Gain (Loss) on Investments	4.78	(2.31)	0.49	0.46	(9.16)	7.52

Total Income (Loss) from Investment Operations	4.87	(1.99)	0.71	0.74	(8.74)	7.89

Dividends from Net Investment Income	(0.34)	(0.23)	(0.28)	(0.26)	(0.27)	(0.49)
Distributions from Net Realized Gains	-	-	-	(0.70)	(4.47)	(2.33)

Total Distributions	(0.34)	(0.23)	(0.28)	(0.96)	(4.74)	(2.82)

Net Asset Value End of Period	$23.03	$18.50	$20.72	$20.29	$20.51	$33.99

Total Return(3)	26.68%	(9.76)%	3.54%	5.25%	(29.83)%	28.99%
Net Assets End of Period (millions)	$2,356.5	$1,989.3	$2,353.9	$2,912.7	$3,043.8	$5,049.3
Ratio of Expenses to Average Net Assets(4)	0.99%	0.99%	0.98%	0.99%	0.98%	0.98%
Ratio of Net Investment Income to Average Net Assets(4)	0.89%	1.42%	1.10%	1.76%	1.50%	1.22%
Portfolio Turnover Rate(3)	31.38%	70.36%	70.51%	82.38%	54.42%	66.30%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

38

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN INTERNATIONAL VALUE FUND
	Institutional Shares

	Year or Period Ended

	3/31/2012(1)	9/30/2011	9/30/2010	9/30/2009	9/30/2008	9/30/2007

Net Asset Value Beginning of Period	$23.47	$24.76	$22.83	$21.22	$28.53	$26.71
Net Investment Income(2)	0.11	0.35	0.36	0.21	0.52	0.41
Net Realized and Unrealized Gain (Loss) on Investments	4.49	(1.24)	2.02	1.66	(5.58)	3.14

Total Income (Loss) from Investment Operations	4.60	(0.89)	2.38	1.87	(5.06)	3.55

Dividends from Net Investment Income	(0.03)	(0.40)	(0.45)	(0.26)	(0.58)	(0.45)
Distributions from Net Realized Gains	(0.07)	-	-	-	(1.67)	(1.28)

Total Distributions	(0.10)	(0.40)	(0.45)	(0.26)	(2.25)	(1.73)

Net Asset Value End of Period	$27.97	$23.47	$24.76	$22.83	$21.22	$28.53

Total Return(3)	19.64%	(3.84)%	10.66%	9.14%	(18.92)%	13.48%
Net Assets End of Period (millions)	$1,355.6	$1,042.8	$649.6	$280.2	$186.1	$218.9
Ratio of Expenses to Average Net Assets(4)	0.98%	0.99%	1.01%	1.04%	1.03%	1.06%
Ratio of Net Investment Income to Average Net Assets(4)	0.81%	1.30%	1.57%	1.17%	2.10%	1.47%
Portfolio Turnover Rate(3)	13.70%	30.90%	21.02%	55.49%	44.72%	45.60%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

39

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN MID CAP FUND
	Institutional Shares

	Year or Period Ended

	3/31/2012(1)	9/30/2011	9/30/2010	9/30/2009	9/30/2008	9/30/2007

Net Asset Value Beginning of Period	$32.23	$30.50	$25.00	$24.71	$37.78	$32.24
Net Investment Loss(2)	(0.09)	(0.16)	(0.14)	(0.06)	(0.14)	(0.16)
Net Realized and Unrealized Gain (Loss) on Investments	9.10	1.89	5.64	0.63	(7.03)	9.17

Total Income (Loss) from Investment Operations	9.01	1.73	5.50	0.57	(7.17)	9.01

Distributions from Net Realized Gains	-	-	-	(0.28)	(5.90)	(3.47)

Total Distributions	-	-	-	(0.28)	(5.90)	(3.47)

Net Asset Value End of Period	$41.24	$32.23	$30.50	$25.00	$24.71	$37.78

Total Return(3)	27.96%	5.67%	22.00%	2.77%	(22.23)%	30.17%
Net Assets End of Period (millions)	$1,038.9	$510.0	$502.4	$454.5	$537.2	$785.4
Ratio of Expenses to Average Net Assets(4)	0.96%	0.96%	0.96%	0.97%	0.95%	0.95%
Ratio of Net Investment Loss to Average Net Assets(4)	(0.51)%	(0.47)%	(0.51)%	(0.32)%	(0.46)%	(0.47)%
Portfolio Turnover Rate(3)	23.69%	62.87%	63.46%	68.39%	79.76%	71.04%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

40

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

ARTISAN MID CAP VALUE FUND
Institutional Shares

Period Ended

3/31/2012(1)

Net Asset Value Beginning of Period	$20.93
Net Investment Income(2)	0.05
Net Realized and Unrealized Gain on Investments	0.58

Total Income from Investment Operations	0.63

Net Asset Value End of Period	$21.56

Total Return(3)	3.01%
Net Assets End of Period (millions)	$38.8
Ratio of Expenses to Average Net Assets(4)	1.13%
Ratio of Net Investment Income to Average Net Assets(4)	1.34%
Portfolio Turnover Rate(3)	12.09%

(1)	Unaudited. For the period from commencement of operations February 1, 2012 through March 31, 2012.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

41

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

ARTISAN SMALL CAP VALUE FUND
Institutional Shares

Period Ended

3/31/2012(1)

Net Asset Value Beginning of Period	$16.16
Net Investment Income(2)	0.06
Net Realized and Unrealized Gain on Investments	0.19

Total Income from Investment Operations	0.25

Net Asset Value End of Period	$16.41

Total Return(3)	1.55%
Net Assets End of Period (millions)	$113.8
Ratio of Expenses to Average Net Assets(4)	1.02%
Ratio of Net Investment Income to Average Net Assets(4)	2.14%
Portfolio Turnover Rate(3)	11.66%

(1)	Unaudited. For the period from commencement of operations February 1, 2012 through March 31, 2012.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

42

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN VALUE FUND
	Institutional Shares

	Period Ended

	3/31/2012(1)	9/30/2011(2)
Net Asset Value Beginning of Period	$9.12	$10.60
Net Investment Income(3)	0.05	0.02
Net Realized and Unrealized Gain (Loss) on Investments	2.08	(1.50)

Total Income (Loss) from Investment Operations	2.13	(1.48)

Dividends from Net Investment Income	(0.09)	-

Total Distributions	(0.09)	-

Net Asset Value End of Period	$11.16	$9.12

Total Return(4)	23.54%	(13.96)%
Net Assets End of Period (millions)	$91.3	$53.5
Ratio of Expenses to Average Net Assets(5)	0.78%	1.09%
Ratio of Net Investment Income to Average Net Assets(5)	1.01%	1.02%
Portfolio Turnover Rate(4)	33.59%	78.36%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	For the period from commencement of operations July 26, 2011 through September 30, 2011.
(3)	Computed based on average shares outstanding.
(4)	Periods less than twelve months (where applicable) are not annualized.
(5)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

43

ARTISAN FUNDS

Notes to Financial Statements – March 31, 2012 (Unaudited)

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Effective July 1, 2011, Artisan Partners Funds, Inc. changed its name from Artisan Funds, Inc. but will continue to do business as Artisan Funds. Artisan Funds is a series comprised of twelve open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are covered by this report:

Fund Name	Inception Date
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)	June 26, 2006
Artisan Growth Opportunities Fund (“Growth Opportunities Fund” or “Growth Opportunities”)	September 22, 2008
Artisan International Fund (“International Fund” or “International”)	December 28, 1995
Artisan International Value Fund (“International Value Fund” or “International Value”)	September 23, 2002
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)	June 27, 1997
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)	March 28, 2001
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)	September 29, 1997
Artisan Value Fund (“Value Fund” or “Value”)	March 27, 2006

Emerging Markets Fund offers shares of capital stock of two classes – Institutional Shares and Advisor Shares – and has offered Institutional Shares since the commencement of operations and began offering Advisor Shares on June 2, 2008. Advisor Shares are sold to employee benefit plans, clients of financial advisors, clients of sponsored programs and institutional or other investors. All investments and exchanges are subject to approval by the Fund. Growth Opportunities Fund, International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Value Fund and Value Fund offer shares of capital stock of two classes – Institutional Shares and Investor Shares – and have offered Investor Shares since the commencement of operations. Growth Opportunities Fund, International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Value Fund and Value Fund began offering Institutional Shares on July 26, 2011, July 1, 1997, October 1, 2006, July 1, 2000, February 1, 2012, February 1, 2012 and July 26, 2011, respectively.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

Each Fund is managed by Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

44

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of Artisan Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, and over-the-counter securities were valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Exchange traded option contracts were valued at the last sale or official closing price on the exchange where an option is principally traded or, if no sales or closing prices were available, at the mean of the most recent bid and ask quotation on the principal exchange.

Growth Opportunities Fund generally invested a significant portion of total assets in securities principally traded in markets outside the U.S. Emerging Markets Fund, International Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all of their total assets, in securities principally traded in markets outside the U.S. Each of the other Funds had the ability to invest, and some did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculated their NAVs. That was generally the case for markets in Europe, Asia, Australia and other Far Eastern markets. The regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

45

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available, and a Fund may therefore have used fair value pricing, if, among other things, the valuation committee believed that the price determined did not reflect a fair value of the security or that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Funds monitored for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may have been material to the NAV of the applicable Fund.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.

The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a

46

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make such markets also heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

(b)	Fair value measurements – Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of March 31, 2012 (in thousands):

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Emerging Markets
Equity Securities(1)
Developed Markets	$26,081	$-	$-	$26,081
Emerging Asia	401,910	42	3,122	405,074
Emerging Europe, Middle East & Africa	168,749	4,343	-	173,092
Latin America	229,256	-	-	229,256
Repurchase Agreements	-	26,480	-	26,480
Total	$825,996	$30,865	$3,122	$859,983

47

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Growth Opportunities
Equity Securities(1)	$294,511	$-	$-	$294,511
Repurchase Agreements	-	18,805	-	18,805
Total Investments in Securities	294,511	18,805	-	313,316
Derivatives:
Foreign Currency Forward Contracts(2)	-	108	-	108
Total	$294,511	$18,913	$-	$313,424
International
Equity Securities(1)	$9,095,293	$-	$-	$9,095,293
Repurchase Agreements	-	159,801	-	159,801
Total	$9,095,293	$159,801	$-	$9,255,094
International Value
Equity and Equity-Linked Securities(1)
Americas	$999,458	$-	$-	$999,458
Emerging Markets	31,131	-	-	31,131
Europe	3,104,110	131,207	-	3,235,317
Pacific Basin	596,595	-	-	596,595
Repurchase Agreements	-	487,567	-	487,567
Total Investments in Securities	4,731,294	618,774	-	5,350,068
Derivatives:
Foreign Currency Forward Contracts(2)	-	24,228	-	24,228
Total	$4,731,294	$643,002	$-	$5,374,296
Mid Cap
Equity Securities(1)	$6,261,160	$-	$-	$6,261,160
Repurchase Agreements	-	296,054	-	296,054
Total	$6,261,160	$296,054	$-	$6,557,214
Mid Cap Value
Equity Securities(1)	$7,660,659	$-	$-	$7,660,659
Repurchase Agreements	-	437,749	-	437,749
Total	$7,660,659	$437,749	$-	$8,098,408
Small Cap Value
Equity Securities(1)	$2,900,056	$-	$-	$2,900,056
Repurchase Agreements	-	137,922	-	137,922
Total	$2,900,056	$137,922	$-	$3,037,978

48

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Value
Equity Securities(1)	$697,143	$-	$-	$697,143
Repurchase Agreements	-	58,413	-	58,413
Total	$697,143	$58,413	$-	$755,556

(1) See the Fund’s Schedule of Investments for sector or country classifications.
(2) Derivative instruments are valued at unrealized appreciation.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At September 30, 2011, the fair market value of certain securities was adjusted due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE which resulted in their Level 2 classification. The following table summarizes security transfers between Level 1 and Level 2 for each Fund as of March 31, 2012 (in thousands):

Transfers from Level 2 to Level 1
Emerging Markets	$552,475
Growth Opportunities	24,081
International	7,153,521
International Value	3,401,229
Value	25,282

As of March 31, 2012, the reconciliation of assets for which significant unobservable inputs (Level 3) were used to determine fair value is as follows (in thousands):

Emerging Markets(1)
Balance as of September 30, 2011	$-
Transfers into Level 3(2)	3,122

Balance as of March 31, 2012	$3,122

Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2012	$-

(1)	All Level 3 securities were equity securities with a regional classification of Emerging Asia.
(2)	Transferred from Level 2 to Level 3 because of lack of observable market data due to a halt in trading.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2008 through 2011) and have concluded that as of March 31, 2012, no provision for income tax would be required in the Funds’

49

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and each state’s department of revenue.

The Funds may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, including withholding taxes of foreign dividends, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities.

(d)	Portfolio transactions – In determining a Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable regulations. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into (a) foreign currency spot contracts and (b) foreign currency forward contracts. Foreign currency spot contracts are used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are used to hedge against foreign currency exchange rate risks on non-U.S. dollar denominated investment securities. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and recorded in the Statements of Assets and Liabilities. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

As of March 31, 2012, Growth Opportunities and International Value had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease)

50

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Options – The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period in the event the option is exercised.

The premium that the Fund pays when purchasing an option or that the Fund receives when writing an option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of the trade.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statements of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss.

When the Fund purchases an option, the Fund pays a non-refundable premium to the seller (writer) of the option. The Fund includes the premium paid in the Statements of Assets and Liabilities as an equivalent asset. The amount of the asset is subsequently marked-to-market to reflect the current value of the option purchased. Premiums paid for purchased call and put options that have expired are treated as realized losses on investments in the Statements of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

During the six months ended March 31, 2012, the Funds did not enter into any options contracts.

(g)

Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the

51

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(h)	Depositary receipts – Each of the Funds may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(i)	Equity-linked participation certificates – Emerging Markets Fund, Growth Opportunities Fund, International Fund and International Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis.

(j)	Commission recapture – Each of the Funds had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. Such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations for the six months ended March 31, 2012 as follows (in thousands):

Growth Opportunities	$8
International	100
International Value	51
Mid Cap	66
Mid Cap Value	98
Small Cap Value	85
Value	16

(k)	Use of estimates – The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(l)	Indemnifications – In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim was made for indemnification pursuant to any such agreement of the Funds.

(m)

Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities

52

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund, Growth Opportunities Fund, International Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(n)	New accounting pronouncement – In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRS”). ASU No. 2011-4 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and disclosing information about fair value measurements in accordance with GAAP and IFRS. ASU No. 2011-4 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Funds’ management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

(3)	Derivative Transactions:

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of March 31, 2012 was as follows (in thousands):

Fund	Risk Exposure Category	Statement of Assets and Liabilities location	Value
Growth Opportunities	Foreign currency forward contracts	Unrealized gain on foreign currency contracts	$108
International Value	Foreign currency forward contracts	Unrealized gain on foreign currency contracts	$24,228

53

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2012 was as follows (in thousands):

Amount of Realized Gain on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Growth Opportunities	Foreign currency forward contracts	Net realized on foreign currency related transactions	$37
International Value	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$8,446

Change in Unrealized Appreciation on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Growth Opportunities	Foreign currency forward contracts	Net increase in unrealized appreciation on foreign currency related transactions	$103
International Value	Foreign currency forward contracts	Net increase in unrealized appreciation on foreign currency related transactions	22,323

Volume of derivative activity

For the six months ended March 31, 2012, Growth Opportunities Fund and International Value Fund each held and closed out of two foreign currency forward contracts in addition to opening one foreign currency forward contract that is presented on each of the respective Schedules of Investments.

(4)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, and Small Cap Value Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

International Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

Emerging Markets Fund paid a monthly management fee to the Adviser at an annual rate of 1.050% of average daily net assets.

54

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Growth Opportunities Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

Value Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

The Adviser has contractually agreed to waive its management fee, and to the extent that the fee waiver is insufficient, to reimburse Emerging Markets Fund and Growth Opportunities Fund for any ordinary operating expenses in an amount sufficient to cause the Fund’s ordinary operating expenses, including the management fee, to be not more than 1.50% of average daily net assets, annually. This contract continues through February 1, 2013, at which time the Adviser will determine whether to renew, revise or discontinue it.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Funds. Each director who was not an affiliated person of the Adviser received an annual retainer of $200,000, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. The amount of the annual retainer increases by $10,000 with each new series of Artisan Funds. In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an annual retainer of $30,000, payable quarterly. These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts would be invested in shares of Artisan Funds as selected by the individual directors. Each Fund would purchase shares of Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. As of March 31, 2012, no directors have elected to participate in the deferred compensation plan.

Shares of Artisan Funds were offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds were paid by the Adviser.

55

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(5)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in August 2012, under which each Fund may borrow up to $75 million, provided that such borrowing does not exceed the least of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the loan, (b) the maximum amount the Fund may borrow under applicable law, (c) the limitations included in the Funds’ prospectus, or (d) any limitations on borrowings in any agreement with any governmental authority or regulator; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.10% on the unused portion of the line of credit and interest was charged on any borrowings at the current Federal Funds rate plus 1.25%. The commitment fee is allocated to each Fund based on net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the six months ended March 31, 2012, there were no borrowings under the line of credit for Growth Opportunities Fund, International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Value Fund and Value Fund. During the six months ended March 31, 2012, Emerging Markets Fund had maximum borrowings of $1,931,000.

(6)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the six months ended March 31, 2012 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Emerging Markets	$131,524	$93,658
Growth Opportunities	139,324	33,760
International	2,636,208	3,064,907
International Value	611,028	636,724
Mid Cap	1,358,177	1,299,457
Mid Cap Value	1,035,103	838,632
Small Cap Value	324,864	620,331
Value	317,874	187,963

(7)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the six months ended March 31, 2012 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940, as amended) during the six months ended March 31, 2012.

56

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		As of 9/30/11			Net Realized Gain (Loss)		As of 3/31/12
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income(1)	Share Balance	Value
International Value
	Aderans Co., Ltd.(2)	2,420,067	$-	$413	$(55)	$-	2,388,767	$27,186
	Arch Capital Group Ltd.(2)	5,572,034	10,807	24,051	3,051	-	5,114,761	190,474
	ICON PLC (DR)(2)	2,871,675	16,423	-	-	-	3,797,702	80,587
	Qinetiq Group PLC	62,402,252	$6,659	$4,712	$136	$565	63,359,285	$161,440
	Savills Plc	9,951,406	489	4,893	(577)	-	9,282,439	56,048
	Total(3)		$34,378	$34,069	$2,555	$565		$515,735
Mid Cap
	athenahealth, Inc.(2)	1,956,015	$19,377	$1,345	$72	$-	2,306,415	$170,952
	Cepheid(2)(4)	2,030,600	38,938	19,671	40,167	-	3,090,700	129,284
	Total(3)		$58,315	$21,016	$40,239	$-		$300,236
Mid Cap Value
	Alleghany Corporation(2)(5)	599,507	$12,655	$410	$354	$-	638,735	$210,208
	Arch Capital Group Ltd.(2)	4,083,819	11,197	15,697	4,942	-	3,826,460	142,497
	Arrow Electronics, Inc.(2)	4,982,100	10,888	431	398	-	5,244,437	220,109
	Avnet, Inc.(2)(4)	6,353,610	11,361	470	433	-	6,662,493	242,448
	Hatteras Financial Corp.(4)	3,026,500	22,285	350	12	5,656	3,833,909	106,966
	Ingram Micro Inc.(2)	9,752,200	10,006	542	260	-	10,241,259	190,078
	Lexmark International, Inc.	4,113,200	8,765	607	30	2,125	4,344,098	144,398
	Ryder System, Inc.(4)	1,388,000	17,238	41,139	10,608	864	1,706,613	90,109
	Total(3)		$104,395	$59,646	$17,037	$8,645		$1,136,605
Small Cap Value
	Arrow Electronics, Inc.(2)	1,317,447	$-	$2,838	$621	$-	1,208,247	$50,710
	Comfort Systems USA, Inc.	2,698,526	-	2,467	(605)	256	2,505,826	27,339
	Comstock Resources, Inc.(2)(4)	1,957,290	8,528	6,152	(3,907)	-	2,462,990	38,989
	CONMED Corporation(5)	1,574,059	-	9,749	3,424	169	1,117,459	33,379
	CRA International, Inc.(2)	661,700	118	1,154	(231)	-	621,479	15,674
	H.B. Fuller Company	3,158,433	-	15,052	480	-	2,541,433	83,435
	Hatteras Financial Corp.	1,812,500	2,671	4,709	(823)	3,006	1,758,900	49,073
	Hawaiian Holdings, Inc.(2)(5)	2,548,300	-	1,207	(169)	-	2,352,600	12,304
	ICON PLC (DR)(2)	921,041	10,579	1,448	(380)	-	1,351,441	28,678
	Lexmark International, Inc.	1,471,587	-	4,736	(1,050)	691	1,348,287	44,817
	Manhattan Associates, Inc.(2)(5)	1,184,624	-	13,949	13,086	-	568,251	27,009
	Matthews International Corporation(4)	1,351,113	9,481	4,176	(624)	251	1,524,500	48,235
	Neutral Tandem, Inc.(2)	1,850,400	-	2,038	(870)	-	1,732,000	21,113
	ORION MARINE GROUP, INC.(2)	1,851,400	-	1,894	(1,019)	-	1,708,400	12,352
	Penn Virginia Corporation(5)	2,298,900	-	34,834	(24,021)	-	-	-
	PICO Holdings, Inc.(2)	1,323,090	-	3,350	(1,303)	-	1,220,290	28,616
	Quanex Building Products Corporation(5)	1,909,726	247	2,835	(829)	141	1,759,826	31,026
	Rosetta Stone Inc.(2)	1,179,600	-	1,288	(587)	-	1,088,300	11,231
	Ryder System, Inc.(4)	981,864	6,865	3,079	157	572	1,041,864	55,010

57

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		As of 9/30/11			Net Realized Gain (Loss)		As of 3/31/12
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income(1)	Share Balance	Value
	School Specialty, Inc.(2)(5)	1,769,253	$-	$26,198	$(22,667)	$-	832,653	$2,948
	Sykes Enterprises, Incorporated(2)	3,130,694	-	5,123	(1,948)	-	2,916,694	46,084
	Ultratech, Inc.(2)	1,948,353	1,282	3,390	(434)	-	1,884,437	54,611
	Websense, Inc.(2)(4)	1,417,637	11,394	2,552	(547)	-	1,948,737	41,099
	Total(3)		$51,165	$154,218	$(44,246)	$5,086		$657,066
Value
	Alleghany Corporation(2)(4)(5)	-	$14,354	$-	$-	$-	46,636	$15,348
	Arch Capital Group Ltd.(2)	439,300	4,767	1,895	83	-	514,200	19,149
	Avnet, Inc.(2)(4)	585,800	5,285	2,758	16	-	649,800	23,646
	Ingram Micro Inc.(2)	1,000,700	5,237	2,648	(212)	-	1,147,000	21,288
	Total(3)		$29,643	$7,301	$(113)	$-		$64,083

(1)	Net of foreign taxes withheld, if any.
(2)	Non-income producing security.
(3)	Total value as of March 31, 2012 is presented for only those issuers that were affiliates as of March 31, 2012.
(4)	Issuer was not an affiliate as of September 30, 2011.
(5)	Issuer was no longer an affiliate as of March 31, 2012.

(8)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of March 31, 2012 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Emerging Markets	$927,789	$76,553	$(144,359)	$(67,806)
Growth Opportunities	264,481	52,621	(3,786)	48,835
International	7,716,542	1,713,377	(174,825)	1,538,552
International Value	4,628,672	897,047	(175,651)	721,396
Mid Cap	4,231,719	2,419,215	(93,720)	2,325,495
Mid Cap Value	6,825,594	1,369,232	(96,418)	1,272,814
Small Cap Value	2,683,291	550,540	(195,853)	354,687
Value	681,386	87,888	(13,718)	74,170

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

58

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the six months ended March 31, 2012 and the year ended September 30, 2011 were as follows (in thousands):

	Six Months Ended 3/31/12		Year Ended 9/30/11
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Emerging Markets	$5,789	$1,873	$5,180	$-
Growth Opportunities	-	1,611	604	430
International	120,942	-	87,763	-
International Value	3,150	12,240	51,946	-
Mid Cap Value	165,166	377,653	80,288	66,416
Small Cap Value	52,068	187,263	2,837	-
Value	4,597	-	2,455	-
Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of United States generally accepted accounting principles for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and post-October losses. Gains on redemptions-in-kind for International Fund and Mid Cap Value Fund of $24,204,000 and $9,304,000, respectively, were included in net realized gain (loss) on investments in the Statements of Operations for the six months ended March 31, 2012, and were not recognized for Federal income tax purposes.

Additional tax information as of and for the year ended September 30, 2011 follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Post-October Losses	Other Deferred Gains (Losses)(1)
Emerging Markets	$5,629	$1,871	$-	$(3,671)
Growth Opportunities	-	1,422	(406)	(20)
International	120,926	-	-	(1,361)
International Value	-	12,238	-	12
Mid Cap	-	-	-	(192)
Mid Cap Value	137,477	362,284	-	-
Small Cap Value	52,049	187,262	-	-
Value	2,606	-	-	(4)

(1) Other deferred gains and losses relate to (a) gains or losses on transactions that occurred subsequent to year end that affected the distributable earnings at September 30, 2011 such as wash sales, (b) unrealized gains and losses on open foreign currency contracts and (c) other items.

59

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

As of September 30, 2011, the Funds had capital loss carryovers as follows (in thousands):

	Expiring 2017	Expiring 2018	Total
International	$52,715	$1,780,664	$1,833,379
Mid Cap	-	85,052	85,052
Value	4,793	47,952	52,745

For the year ended September 30, 2011, the Funds used capital loss carryovers as follows (in thousands):

Capital Loss Carryovers Used
Emerging Markets	$10,901
International	793,973
International Value	119,740
Mid Cap	550,188
Small Cap Value	57,835
Value	30,711

60

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(9)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	EMERGING MARKETS		GROWTH OPPORTUNITIES		INTERNATIONAL
Six months ended March 31, 2012	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$168,860	$66,965	$27,087	$115,866	$663,137	$205,730
Net asset value of shares issued in reinvestment of dividends and distributions	4,973	2,064	1,207	356	74,375	31,736
Cost of shares redeemed(1)	(25,335)	(127,881)	(34,693)	(1,859)	(987,580)	(344,438)

Net increase (decrease) from fund share transactions	$148,498	$(58,852)	$(6,399)	$114,363	$(250,068)	$(106,972)

Shares sold	13,992,456	5,351,576	2,120,162	8,968,749	31,687,658	9,961,064
Shares issued in reinvestment of dividends and distributions	440,061	182,171	110,071	32,475	3,910,356	1,660,721
Shares redeemed	(1,964,501)	(10,354,783)	(3,010,722)	(138,031)	(47,749,358)	(16,804,212)

Net increase (decrease) in capital shares	12,468,016	(4,821,036)	(780,489)	8,863,193	(12,151,344)	(5,182,427)

	EMERGING MARKETS		GROWTH OPPORTUNITIES		INTERNATIONAL
Year ended September 30, 2011	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares(2)	Investor Shares	Institutional Shares
Proceeds from shares issued	$208,436	$302,182	$116,536	$1,599	$1,303,630	$200,095
Net asset value of shares transferred	-	-	(14,153)	14,153	-	-
Net asset value of shares issued in reinvestment of dividends and distributions	3,270	1,764	1,027	-	54,788	25,401
Cost of shares redeemed(1)	(18,510)	(104,406)	(21,486)	-	(2,190,720)	(366,860)

Net increase (decrease) from fund share transactions	$193,196	$199,540	$81,924	$15,752	$(832,302)	$(141,364)

Shares sold	13,451,736	19,672,672	9,228,735	133,801	60,685,817	9,123,456
Shares transferred	-	-	(1,057,788)	1,057,788	-	-
Shares issued in reinvestment of dividends and distributions	208,694	112,253	85,008	-	2,556,612	1,178,671
Shares redeemed	(1,368,082)	(7,374,302)	(1,746,821)	-	(100,130,658)	(16,394,727)

Net increase (decrease) in capital shares	12,292,348	12,410,623	6,509,134	1,191,589	(36,888,229)	(6,092,600)

(1)	Net of redemption fees of:

Fund	3/31/2012	9/30/2011
Emerging Markets - Institutional Shares	$19	$29
Emerging Markets - Advisor Shares	13	26
Growth Opportunities - Investor Shares	6	4
Growth Opportunities - Institutional Shares	1	-
International - Investor Shares	189	460
International - Institutional Shares	63	157

(2)	For the period from commencement of operations July 26, 2011 through September 30, 2011.

61

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL VALUE		MID CAP
Six months ended March 31, 2012	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$643,825	$132,904	$600,990	$416,869
Net asset value of shares issued in reinvestment of dividends and distributions	8,766	4,096	-	-
Cost of shares redeemed(1)	(465,135)	(30,058)	(824,807)	(60,950)

Net increase (decrease) from fund share transactions	$187,456	$106,942	$(223,817)	$355,919

Shares sold	24,918,827	5,033,040	16,776,766	11,007,345
Shares issued in reinvestment of dividends and distributions	361,475	168,689	-	-
Shares redeemed	(18,280,129)	(1,163,953)	(23,125,748)	(1,636,349)

Net increase (decrease) in capital shares	7,000,173	4,037,776	(6,348,982)	9,370,996

	INTERNATIONAL VALUE		MID CAP
Year ended September 30, 2011	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$1,396,183	$547,792	$1,160,346	$66,013
Net asset value of shares issued in reinvestment of dividends and distributions	32,185	11,352	-	-
Cost of shares redeemed(1)	(617,777)	(71,466)	(1,278,871)	(90,606)

Net increase (decrease) from fund share transactions	$810,591	$487,678	$(118,525)	$(24,593)

Shares sold	51,358,305	20,384,767	33,974,631	1,869,251
Shares issued in reinvestment of dividends and distributions	1,197,336	422,463	-	-
Shares redeemed	(23,292,083)	(2,603,912)	(37,508,365)	(2,521,038)

Net increase (decrease) in capital shares	29,263,558	18,203,318	(3,533,734)	(651,787)

(1)	Net of redemption fees of:

Fund	3/31/2012	9/30/2011
International Value - Investor Shares	$78	$279
International Value - Institutional Shares	26	84

62

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	MID CAP VALUE		SMALL CAP VALUE		VALUE
Six months ended March 31, 2012	Investor Shares	Institutional Shares(1)	Investor Shares	Institutional Shares(1)	Investor Shares	Institutional Shares
Proceeds from shares issued	$1,277,246	$4,054	$285,372	$2,635	$222,652	$29,367
Net asset value of shares transferred	(34,342)	34,342	(110,287)	110,287	-	-
Net asset value of shares issued in reinvestment of dividends and distributions	510,446	-	232,282	-	3,598	682
Cost of shares redeemed	(802,516)	(500)	(482,119)	-	(70,786)	(6,114)

Net increase (decrease) from fund share transactions	$950,834	$37,896	$(74,752)	$112,922	$155,464	$23,935

Shares sold	61,601,617	188,048	18,066,751	159,891	21,277,632	2,851,063
Shares transferred	(1,633,828)	1,633,828	(6,774,644)	6,774,644	-	-
Shares issued in reinvestment of dividends and distributions	26,809,143	-	16,041,566	-	369,799	70,062
Shares redeemed	(39,116,126)	(23,288)	(31,222,611)	-	(6,869,633)	(607,456)

Net increase (decrease) in capital shares	47,660,806	1,798,588	(3,888,938)	6,934,535	14,777,798	2,313,669

	MID CAP VALUE		SMALL CAP VALUE		VALUE
Year ended September 30, 2011	Investor Shares		Investor Shares		Investor Shares	Institutional Shares(2)
Proceeds from shares issued	$1,807,081		$661,190		$273,248	$36,577
Net asset value of shares transferred	-		-		(21,242)	21,242
Net asset value of shares issued in reinvestment of dividends and distributions	137,560		2,731		2,273	-
Cost of shares redeemed	(1,436,373)		(640,783)		(106,948)	-

Net increase (decrease) from fund share transactions	$508,268		$23,138		$147,331	$57,819

Shares sold	86,270,818		39,082,613		27,593,098	3,866,137
Shares transferred	-		-		(2,004,008)	2,004,008
Shares issued in reinvestment of dividends and distributions	6,905,600		162,466		241,039	-
Shares redeemed	(69,234,568)		(37,996,832)		(10,864,145)	-

Net increase (decrease) in capital shares	23,941,850		1,248,247		14,965,984	5,870,145

(1)	For the period from commencement of operations February 1, 2012 through March 31, 2012.
(2)	For the period from commencement of operations July 26, 2011 through September 30, 2011.

(10)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements. On May 8, 2012, Small Cap Fund began offering Institutional Shares.

There were no other items requiring adjustment of the financial statements or additional disclosure.

63

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual Expenses

The first line below the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2012 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period 10/1/2011-3/31/2012(1)
Artisan Emerging Markets Fund - Institutional Shares
Actual	$1,000.00	$1,180.90	$6.49
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.01

See notes on page 65.

64

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period 10/1/2011-3/31/2012(1)
Artisan Growth Opportunities Fund - Institutional Shares
Actual	$1,000.00	$1,273.90	$6.20
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.50
Artisan International Fund - Institutional Shares
Actual	$1,000.00	$1,266.80	$5.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.00
Artisan International Value Fund - Institutional Shares
Actual	$1,000.00	$1,196.40	$5.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.95
Artisan Mid Cap Fund - Institutional Shares
Actual	$1,000.00	$1,279.60	$5.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.85
Artisan Mid Cap Value Fund - Institutional Shares(2)
Actual	$1,000.00	$1,030.10	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,006.34	$1.86
Artisan Small Cap Value Fund - Institutional Shares(2)
Actual	$1,000.00	$1,015.50	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,006.51	$1.69
Artisan Value Fund - Institutional Shares
Actual	$1,000.00	$1,235.40	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.94

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended March 31, 2012 (shown below), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(2)	For the period from commencement of operations February 1, 2012 through March 31, 2012.

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six Month Period Ended March 31, 2012
Artisan Emerging Markets Fund - Institutional Shares	1.19%
Artisan Growth Opportunities Fund - Institutional Shares	1.09%
Artisan International Fund - Institutional Shares	0.99%
Artisan International Value Fund - Institutional Shares	0.98%
Artisan Mid Cap Fund - Institutional Shares	0.96%
Artisan Mid Cap Value Fund - Institutional Shares(a)	1.13%
Artisan Small Cap Value Fund - Institutional Shares(a)	1.02%
Artisan Value Fund - Institutional Shares	0.78%

(a)	For the period from commencement of operations February 1, 2012 through March 31, 2012.

65

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“APLP”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to investment advisory agreements dated May 10, 2006 (Emerging Markets Fund); February 9, 2010 (Global Equity Fund); August 9, 2007 (Global Value Fund); December 28, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); January 25, 2001 (Mid Cap Value Fund); May 15, 2008 (Growth Opportunities Fund); February 9, 2006, as amended December 1, 2010 (Value Fund); March 27, 1995 (Small Cap Fund); and August 20, 1997 (Small Cap Value Fund) (together, the “Investment Advisory Agreements”). Artisan Partners UK LLP (“Artisan UK,” and together with APLP, “Artisan Partners”) is the sub-adviser to Global Equity Fund and, with APLP, manages the investment of Global Equity Fund’s assets. Artisan UK is subject to the general supervision of APLP pursuant to an investment sub-advisory agreement dated February 9, 2010 (the “Sub-advisory Agreement,” and together with the “Investment Advisory Agreements,” the “Advisory Agreements” and each, an “Advisory Agreement”).

Each Advisory Agreement may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Investment Advisory Agreement provides that APLP shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the Investment Advisory Agreement, except by reason of willful misfeasance, bad faith, or gross negligence on the part of APLP in the performance of its duties or from reckless disregard by APLP of its obligations and duties under the Investment Advisory Agreement. The Sub-advisory Agreement provides that Artisan UK shall not be liable for any loss suffered by APLP or a Fund as a consequence of any act or omission in connection with or pursuant to the Sub-advisory Agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan UK in the performance of its duties or by reason of reckless disregard by Artisan UK of its obligations and duties under the Sub-advisory Agreement. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The directors of Artisan Funds held a special meeting of the board on October 28, 2011 (the “Special Meeting”), at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for the period from December 1, 2011 through November 30, 2012. The primary purpose of the Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

Prior to the Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners provided materials to the directors in response to that request, other information Artisan Partners believed was useful in evaluating the continuation of the Advisory Agreements and

66

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to peer groups and peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification originally selected by Lipper. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ Advisory Agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the Special Meeting concerning the following:

•

Artisan Partners’ personnel and methods, including: Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel, including incentive and retirement plans, and Artisan Partners’ assessment of recent hiring and retention experience; the compensation structure for Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ investment personnel devoted to the Funds; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ advisory personnel;

•

The terms of each Advisory Agreement, including: a list of services performed by Artisan Partners; how the services performed by Artisan Partners under each Advisory Agreement differ from: (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies, and restrictions; Artisan Partners’ standard of care; and termination provisions;

•

Each Fund’s short- and long-term investment performance, including comparisons for various time periods with (a) other Artisan Partners client accounts managed in the same investment strategy, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

67

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

•	Litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations of the Securities and Exchange Commission (the “SEC”);

•

Information regarding fee arrangements, including: a comparison of the Funds’ total expenses and total expense ratios with other mutual funds (taking into account factors bearing on comparability, such as size, account-level charges, and investment objective); the structure of the advisory fees, including the method of computing fees and the frequency of payment of fees; a comparison of the advisory fees charged by Artisan Partners to the Funds with the advisory fees charged by other advisory organizations for managing mutual funds and other accounts, especially funds and accounts having similar investment goals and providing similar service; voluntary or contractual advisory fee limitations or reductions and relationship of fees to any fee limitation; the possible cost savings by Artisan Partners, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased size; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners for managing other accounts including other mutual funds to which Artisan Partners provides sub-advisory services, with similar investment goals, including an explanation of any material differences, as well as any differences attributable to variations in service levels; information regarding other expenses, including expenses incurred by each of: (a) APLP, as adviser and administrator, (b) Artisan UK, as sub-adviser, (c) Artisan Partners Distributors LLC, as the principal underwriter, and (d) the Funds; custodian, shareholder servicing and transfer agent fees; and information regarding payments to financial intermediaries;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from its relationship with the Funds, in addition to the advisory fees, including receipt of research paid for with commissions and the benefits to Artisan Partners in attracting and retaining other clients; and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution; allocation of brokerage for research and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased with Artisan Partners’ cash; research available for purchase by cash; the execution of portfolio transactions through brokers who sell the Funds’ shares and steps taken to comply with Rule 12b-1(h) under the 1940 Act; and portfolio turnover rates;

•	Artisan Partners’ financial condition and stability and financial arrangements between Artisan Partners and its parent organization;

•

The profitability to Artisan Partners of its relationship with each Fund, including: unaudited schedules showing Artisan Partners’ revenue, expenses and profits in providing services to the Funds on a Fund-by-Fund basis; the assumptions and allocation methodologies utilized for profitability analysis; Artisan Partners’ profit margins; and comparisons with Artisan Partners’ profit margins on other accounts managed by Artisan Partners; and

•	Potential conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and

68

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; the basis of decisions to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; the basis of allocating purchases and sales of the same security, including initial public offerings, among the Funds and other clients of Artisan Partners; the possible advantages, including economies of scale, and disadvantages in having an investment adviser that has other clients; Artisan Partners’ investments on its own behalf and possible conflicts with the Funds; and Artisan Partners’ code of ethics.

At the end of the Special Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel to discuss the materials presented. Following the Special Meeting, the directors requested follow-up information from Artisan Partners on the Funds’ non-management expenses and descriptions of non-portfolio management services provided by Artisan Partners to (a) the Funds, (b) funds for which Artisan Partners serves as sub-adviser, and (c) Artisan Partners’ separate account clients, which Artisan Partners provided prior to the November 7 and 8, 2011 board meeting.

On November 7 and 8, 2011, the independent directors met separately in executive sessions with their independent counsel to review and discuss all relevant information, including the follow-up information, regarding the continuation of the Advisory Agreements and the information presented and discussed at the Special Meeting. At the November 8th meeting, the independent directors and their independent counsel reviewed with the full board the information discussed at the Special Meeting and during the executive sessions held on November 7th and 8th. The directors then considered whether any further discussion or review was necessary, concluding that the Special Meeting and the information reviewed by the independent directors at the November 8th meeting provided a strong basis for considering the continuation of the Advisory Agreements. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. The directors concluded that each of International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Value Fund, and Small Cap Value Fund had met its long-term performance standards by adhering to its investment strategy and outperforming its peers over long-term periods. The directors also concluded that each of Global Value Fund, Growth Opportunities Fund, and Global Equity Fund had adhered to its investment strategy and performed satisfactorily or better since inception periods. In addition, the directors concluded that Small Cap Fund had adhered to its investment strategy, that changes to the investment management team of Small Cap Fund had contributed to improved performance over the short-term, and that prospects for the performance of that Fund over the long-term appeared favorable. The directors also concluded that Emerging Markets Fund had adhered to its investment strategy and philosophy over its medium-term (four-year) operating history and noted that performance should be viewed over a long-term full market cycle.

69

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

The costs of services to be provided and profits to be realized by Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners, and the profits realized, are reasonable in relation to the nature and quality of services provided, and in comparison to fees charged by mutual funds considered by Lipper to be in the same peer category or universe.

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors also concluded that the shareholders of International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Value Fund, and Value Fund have appropriately benefited from economies of scale under the management fee structures in the Advisory Agreements. The directors concluded that the shareholders of each of Global Equity Fund, Global Value Fund, Growth Opportunities Fund, and Small Cap Fund are expected to benefit from economies of scale as soon as each Fund’s assets reach the level at which the Fund will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreements. It was also concluded that Artisan Partners had not achieved (nor was it likely to achieve) economies of scale in the management of International Small Cap Fund because the Fund closed at a small asset level. The directors also concluded that Artisan Partners had appropriately put in place a low initial fee schedule in lieu of breakpoints for Emerging Markets Fund.

Comparisons of the services to be rendered and the amounts to be paid under the investment advisory agreement with those under other investment advisory agreements. The directors concluded that the costs of the services provided by Artisan Partners, and the profits realized, are reasonable in relation to the nature and quality of services provided and in comparison to (i) the fees charged by mutual funds considered by Lipper to be within the same peer category or universe and (ii) the fees charged and the array of services offered to other Artisan Partners clients, including its separate account clients and mutual funds for which it serves as sub-adviser.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two primary fall-out benefits: (1) the potential conversion of Fund shareholders to separate account clients, and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of Artisan Partners’ separate account clients to Fund shareholders and from the institutional shareholders who choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients.

Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2012 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

70

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgement may consider an issuer to be from a country other than the country designated by the securities information vendors. The Adviser currently uses MSCI Inc. as its primary source and FactSet Research Systems, Inc. (“FactSet”) as a secondary source for this information. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or

71

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.399.1770. That information also is included in Artisan Funds’ statement of additional information, which is available without charge, upon request, by calling 800.399.1770 and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Artisan Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

72

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.399.1770

SEMIANNUAL

REPORT

MARCH 31, 2012

ARTISAN EMERGING MARKETS FUND

ARTISAN FUNDS

ADVISOR SHARES

2	SCHEDULE OF INVESTMENTS

5	STATEMENT OF ASSETS AND LIABILITIES

6	STATEMENT OF OPERATIONS

7	STATEMENT OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

9	NOTES TO FINANCIAL STATEMENTS

20	SHAREHOLDER EXPENSE EXAMPLE

21	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

26	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

27	PROXY VOTING POLICIES AND PROCEDURES

28	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Emerging Markets Fund. Before investing, investors should consider carefully the Fund’s investment objective, risks and charges and expenses. For a prospectus, which contains that information and more information about the Fund, please call 866.574.1770 or visit our website at www.artisanfunds.com. Read it carefully before you invest or send money.

Artisan Funds are offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – March 31, 2012 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 94.4%

BRAZIL - 18.2%
Anhanguera Educacional Participacoes SA	477,700	$5,757
Banco do Brasil S.A.(1)(2)	107,980	1,535
Banco do Brasil S.A.	391,600	5,567
BM&F BOVESPA SA	1,460,830	8,995
BR Properties SA	655,717	8,420
Companhia Energetica de Minas Gerais-CEMIG, Preferred(3)	496,171	11,854
Companhia Vale do Rio Doce	1,068,662	25,115
Fibria Celulose S.A.	778,191	6,395
Hypermarcas SA	1,824,100	12,840
Julio Simoes Logistica SA	780,400	4,784
Magazine Luiza SA(4)	678,200	4,443
Magnesita Refratarios SA(4)	923,900	3,477
PDG Realty SA Empreendimentos e Participacoes	2,208,739	7,635
Petroleo Brasileiro S.A.	2,304,045	30,671
Randon SA Implementos e Participacoes, Preferred(3)	1,395,517	8,990
Tim Participacoes S.A.	1,241,467	7,923
Totvs SA	314,979	5,815

		160,216
CHILE - 0.5%
Empresa Nacional de Telecomunicaciones S.A.	234,459	4,741

CHINA - 11.7%
Ajisen (China) Holdings Limited	6,660,913	8,749
Chaoda Modern Agriculture (Holdings) Limited(2)(4)(5)	12,474,536	402
China High Precision Automation Group Ltd.(2)(5)	9,066,000	2,720
China Rongsheng Heavy Industries Group Holdings Limited	15,501,500	4,072
China Yurun Food Group Limited	3,804,000	5,418
CNOOC Limited	6,741,000	13,854
Digital China Holdings Limited	5,830,000	11,637
GOME Electrical Appliances Holdings Limited	26,221,881	5,436
Huabao International Holdings Limited	13,257,322	8,536
Huaneng Power International, Inc., H Shares	10,332,700	5,628
Mindray Medical International Limited, Class A (DR)	293,658	9,682
Noah Holdings Ltd. (DR)	445,711	3,557

CHINA (CONTINUED)
Sinopharm Group Co, H Shares	2,905,300	$8,100
Springland International Holdings Ltd.	7,074,722	5,120
Zhuzhou CSR Times Electric Co., Ltd., H Shares	3,947,200	10,074

		102,985
COLOMBIA - 0.9%
Grupo de Inversiones Suramericana	342,897	5,979
Grupo de Inversiones Suramericana, Preferred(3)(4)	84,999	1,603

		7,582
EGYPT - 1.1%
Commercial International Bank Egypt SAE	1,319,223	5,473
Egyptian Financial Group-Hermes Holding(4)	2,006,918	4,442

		9,915
HONG KONG - 0.9%
AIA Group Ltd.	2,049,065	7,507

HUNGARY - 0.9%
MOL Hungarian Oil and Gas Nyrt., Class A(4)	93,806	7,817

INDIA - 6.0%
ICICI Bank Limited	319,462	5,562
India Cements Limited	4,065,710	8,878
Infosys Limited	210,686	11,828
Mahindra & Mahindra Ltd.	489,465	6,716
Nagarjuna Construction Company Ltd.	2,359,530	2,570
Power Finance Corporation	2,328,249	8,391
Reliance Infrastructure Ltd.	447,654	5,146
Welspun Corporation Ltd.	1,584,820	4,184

		53,275
INDONESIA - 4.6%
Indofood CBP Sukses Makmur TBK PT	8,242,000	4,912
PT Astra International Tbk	1,817,987	14,703
PT Bank Negara Indonesia Tbk	23,526,518	10,292
PT Gudang Garam Tbk	736,973	4,437
PT Telekomunikasi Indonesia Tbk	7,588,385	5,809

		40,153
ITALY - 0.7%
Tenaris S.A. (DR)	159,515	6,098

KAZAKHSTAN - 0.9%
KazMunaiGas Exploration Production (DR)	399,380	8,099

2

	Shares Held	Value

KOREA - 11.4%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	311,774	$8,337
E-Mart Co., Ltd.	27,881	6,152
KB Financial Group, Inc.	293,382	10,707
LOCK&LOCK CO., LTD.	253,029	7,481
Samsung Electronics Co., Ltd.	45,860	51,605
Shinhan Financial Group Co., Ltd.	322,110	12,437
Shinsegae Co., Ltd.	17,931	3,782

		100,501
MEXICO - 5.4%
America Movil SAB de C.V., Series L	14,402,335	17,922
Grupo Financiero Banorte S.A. de C.V., O Shares	2,140,349	9,514
Grupo Televisa S.A., Series CPO	2,236,095	9,461
OHL Mexico SAB de CV(4)	4,099,425	6,473
Urbi, Desarrollos Urbanos, S.A. de C.V.(4)	3,588,368	4,303

		47,673
PANAMA - 0.5%
Copa Holdings SA, Class A(3)	59,824	4,738

PERU - 0.5%
Cementos Pacasmayo S.A.A. (DR)(4)	374,451	4,306

RUSSIA - 6.5%
Eurasia Drilling Company Ltd. (DR)	172,741	4,762
Eurasia Drilling Company Ltd., 144A (DR)	26,670	735
Globaltrans Investment PLC (DR)	529,181	9,049
LSR Group O.J.S.C. (DR)	1,758,392	10,375
LUKOIL (DR)	283,693	17,078
Magnitogorsk Iron & Steel Works (DR)(4)	958,505	5,660
Mobile TeleSystems (DR)	547,814	10,047

		57,706
SOUTH AFRICA - 6.4%
African Bank Investments Limited	1,983,879	10,309
Harmony Gold Mining Company Limited	950,302	10,331
Impala Platinum Holdings Limited	315,514	6,215
Imperial Holdings Limited	261,912	5,292
Mondi Limited	729,762	6,850
Mr. Price Group Limited	365,044	4,489
MTN Group Limited	757,082	13,326

		56,812
SWEDEN - 0.6%
Alliance Oil Company Ltd. (DR)(4)	482,389	5,323

TAIWAN - 10.5%
Chinatrust Financial Holding Company Ltd.	11,078,136	6,963
Chinatrust Financial Holding Company Ltd., Rights(2)(5)	553,533	42
E Ink Holdings Inc.	5,889,000	7,702
Far Eastern Textile Ltd.	5,493,213	6,356

TAIWAN (CONTINUED)
Hon Hai Precision Industry Co., Ltd.	5,315,921	$20,623
HTC Corporation	535,251	10,827
MediaTek Incorporation	877,794	8,402
Taiwan Fertilizer Co., Ltd.	2,605,000	6,743
Taiwan Semiconductor Manufacturing Company Ltd.	8,841,647	25,433

		93,091
THAILAND - 1.7%
Bangkok Bank Public Company Limited (DR)	1,544,700	9,263
Bumrungrad Hospital Public Company Limited (DR)	3,347,900	5,806

		15,069
TURKEY - 3.2%
Emlak Konut Gayrimenkul Yatirim(4)	5,603,650	7,294
Ford Otomotiv Sanayi A.S.	460,000	4,336
Tekfen Holding A.S.	2,133,607	7,398
Turk Ekonomi Bankasi A.S.(4)	3,987,273	4,027
Turkiye Sinai Kalkinma Bankasi A.S.	4,252,703	5,345

		28,400
UNITED ARAB EMIRATES - 0.5%
Air Arabia(4)(5)	22,223,290	4,343

UNITED KINGDOM - 0.8%
Antofagasta plc	388,195	7,153

Total common and preferred stocks (Cost $876,446)		833,503

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/30/12, due 4/2/12, maturity value $26,480 (Cost $26,480)(6)	$26,480	$26,480

Total investments - 97.4% (Cost $902,926)		859,983

Other assets less liabilities - 2.6%		22,923

Total net assets - 100.0%(7)		$882,906

3

(1)

The shares of Banco do Brasil S.A. were acquired in a private placement and are restricted. The shares of Banco do Brasil S.A. are freely tradeable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Banco do Brasil S.A.	7/1/2010	$1,477	$1,535	0.2%

(2)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds. In total, the value of securities determined to be illiquid was $4,699, or 0.5% of total net assets.

(3)	Non-voting shares.
(4)	Non-income producing security.
(5)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $7,507 or 0.9% of total net assets. See notes 2(a) and 2(b) in Notes to Financial Statements for additional information.

(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.375%	11/15/2019	$27,010

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2012 (Unaudited) Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$90,222	10.2%
Consumer Staples	34,161	3.9
Energy	94,437	10.7
Financials	163,599	18.5
Healthcare	23,588	2.7
Industrials	77,184	8.7
Information Technology	156,592	17.7
Materials	111,324	12.6
Telecommunication Services	59,768	6.8
Utilities	22,628	2.6

Total common and preferred stocks	833,503	94.4
Short-term investments	26,480	3.0

Total investments	859,983	97.4
Other assets less liabilities	22,923	2.6

Total net assets	$882,906	100.0%

CURRENCY EXPOSURE - March 31, 2012 (Unaudited) Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$160,216	18.6%
British pound	7,153	0.8
Chilean peso	4,741	0.6
Colombian peso	7,582	0.9
Egyptian pound	9,915	1.2
Hong Kong dollar	97,253	11.3
Hungarian forint	7,817	0.9
Indian rupee	53,275	6.2
Indonesian rupiah	40,153	4.7
Korean won	100,501	11.7
Mexican peso	47,673	5.5
South African rand	56,812	6.6
Swedish krona	5,323	0.6
Taiwan dollar	93,091	10.8
Thai baht	15,069	1.8
Turkish lira	28,400	3.3
U.S. dollar	120,666	14.0
United Arab Emirates dirham	4,343	0.5

Total investments	$859,983	100.0%

TOP TEN HOLDINGS - March 31, 2012 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	5.8%
Petroleo Brasileiro S.A.	Brazil	3.5
Taiwan Semiconductor Manufacturing Company Ltd.	Taiwan	2.9
Companhia Vale do Rio Doce	Brazil	2.8
Hon Hai Precision Industry Co., Ltd.	Taiwan	2.3
America Movil SAB de C.V.	Mexico	2.0
LUKOIL	Russia	1.9
PT Astra International Tbk	Indonesia	1.7
CNOOC Limited	China	1.6
MTN Group Limited	South Africa	1.5

Total		26.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

4

ARTISAN FUNDS

Statement of Assets and Liabilities – March 31, 2012 (Unaudited)

Dollar values in thousands, except per share amounts

EMERGING MARKETS
ASSETS:
Investments in securities, unaffiliated, at value	$833,503
Short-term investments (repurchase agreements), at value	26,480

Total investments	859,983
Cash	1
Foreign currency	549
Receivable from fund shares sold	21,633
Dividends and interest receivable	2,035

Total assets	884,201

LIABILITIES:
Payable for fund shares redeemed	110
Payable for operating expenses	318
Payable for foreign taxes	867

Total liabilities	1,295

Total net assets	$882,906

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$954,664
Net unrealized depreciation on investments and foreign currency related transactions	(43,654)
Accumulated undistributed net investment loss	(687)
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(27,417)

$882,906

SUPPLEMENTARY INFORMATION:
Net assets
Institutional Shares	$576,259
Advisor Shares	$306,647
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Institutional Shares	43,423,728
Advisor Shares	23,050,319
Net asset value, offering price and redemption price per share
Institutional Shares	$13.27
Advisor Shares	$13.30
Cost of securities of unaffiliated issuers held	$902,926
Cost of foreign currency	$549

The accompanying notes are an integral part of the financial statements.

5

ARTISAN FUNDS

Statement of Operations – For the Six Months Ended March 31, 2012 (Unaudited)

Dollar values in thousands

EMERGING MARKETS
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$5,638
Interest	1

Total investment income	5,639

EXPENSES:
Advisory fees	4,226
Transfer agent fees
Institutional Shares	11
Advisor Shares	380
Shareholder communications
Institutional Shares	11
Advisor Shares	24
Custodian fees	380
Accounting fees	36
Professional fees	40
Registration fees
Institutional Shares	32
Advisor Shares	37
Directors’ fees	17
Other operating expenses	11

Total operating expenses	5,205

Net investment income	434

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(14,466)
Foreign currency related transactions	(544)

(15,010)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	146,701
Foreign currency related transactions	(482)

146,219

Net gain on investments and foreign currency related transactions	131,209

Net increase in net assets resulting from operations	$131,643

(1) Net of foreign taxes withheld of $418.

The accompanying notes are an integral part of the financial statements.

6

ARTISAN FUNDS

Statement of Changes in Net Assets

Dollar values in thousands

	EMERGING MARKETS
	Six Months Ended 3/31/2012(1)	Year Ended 9/30/2011
OPERATIONS:
Net investment income	$434	$10,346
Net realized gain (loss) on:
Investments	(14,466)	9,473
Foreign currency related transactions	(544)	(2,693)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	146,701	(255,535)
Foreign currency related transactions	(482)	336

Net increase (decrease) in net assets resulting from operations	131,643	(238,073)

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Institutional Shares	(3,946)	(3,345)
Advisor Shares	(1,843)	(1,835)
Net realized gains on investment transactions:
Institutional Shares	(1,096)	-
Advisor Shares	(777)	-

Total distributions paid to shareholders	(7,662)	(5,180)

FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	89,646	392,736

Total increase in net assets	213,627	149,483

Net assets, beginning of period	669,279	519,796

Net assets, end of period	$882,906	$669,279

Accumulated undistributed net investment income (loss)	$(687)	$4,668

(1) Unaudited.

The accompanying notes are an integral part of the financial statements.

7

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions) held throughout the entire period.

	ARTISAN EMERGING MARKETS FUND
	Advisor Shares

	Year or Period Ended

	3/31/2012(1)	9/30/2011	9/30/2010	9/30/2009	9/30/2008(2)
Net Asset Value Beginning of Period	$11.38	$15.24	$13.03	$11.16	$17.43
Net Investment Income(3)	- (4)	0.18	0.18	0.07	0.04
Net Realized and Unrealized Gain (Loss) on Investments	2.02	(3.94)	2.12	1.93	(6.31)

Total Income (Loss) from Investment Operations	2.02	(3.76)	2.30	2.00	(6.27)

Dividends from Net Investment Income	(0.07)	(0.10)	(0.09)	(0.12)	-
Distributions from Net Realized Gains	(0.03)	-	-	(0.01)	-

Total Distributions	(0.10)	(0.10)	(0.09)	(0.13)	-

Net Asset Value End of Period	$13.30	$11.38	$15.24	$13.03	$11.16

Total Return(5)	17.88%	(24.86)%	17.75%	18.64%	(35.97)%
Net Assets End of Period (millions)	$306.6	$317.2	$235.6	$50.4	$3.2
Ratio of Expenses to Average Net Assets(6)(7)	1.45%	1.47%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets(6)(7)	(0.07)%	1.19%	1.28%	0.70%	0.93%
Portfolio Turnover Rate(5)	12.07%	30.86%	25.89%	56.88%	42.24%

(1)	Unaudited. For the six months ended March 31, 2012.
(2)	For the period from commencement of operations June 2, 2008 through September 30, 2008.
(3)	Computed based on average shares outstanding.
(4)	Amount is between $0.005 and $(0.005) per share.
(5)	Periods less than twelve months (where applicable) are not annualized.
(6)	Periods less than twelve months (where applicable) are annualized.
(7)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by Artisan Partners Limited Partnership (the “Adviser”) or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
9/30/2010	1.73%	1.04%
9/30/2009	3.00%	(0.80)%
9/30/2008	9.73%	(7.30)%

The accompanying notes are an integral part of the financial statements.

8

ARTISAN FUNDS

Notes to Financial Statements – March 31, 2012 (Unaudited)

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Effective July 1, 2011, Artisan Partners Funds, Inc. changed its name from Artisan Funds, Inc. but will continue to do business as Artisan Funds. Artisan Funds is a series comprised of twelve open-end, diversified mutual funds. Artisan Emerging Markets Fund (the “Fund”) commenced operations on June 26, 2006. The Fund’s investment objective is to seek long-term capital growth.

Emerging Markets Fund offers shares of capital stock of two classes – Institutional Shares and Advisor Shares – and began offering Advisor Shares on June 2, 2008. Advisor Shares are sold to employee benefit plans, clients of financial advisors, clients of sponsored programs and institutional or other investors. All investments and exchanges are subject to approval by the Fund. The financial statements of Institutional Shares are presented in a separate report.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

The Fund is managed by Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of Artisan Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of the Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of the Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of the Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, and over-the-counter securities, were valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information,

9

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Exchange traded option contracts were valued at the last sale or official closing price on the exchange where an option is principally traded or, if no sales or closing prices were available, at the mean of the most recent bid and ask quotation on the principal exchange.

Emerging Markets Fund generally invested a significant portion, and perhaps as much as substantially all, of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Fund invested were sometimes open on days when the NYSE was not open and the Fund did not calculate its NAV, and sometimes were not open on days when the Fund did calculate its NAV. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Fund calculated its NAV. That was generally the case for markets in Europe, Asia, Australia and other Far Eastern markets. The regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Fund calculated its NAV.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available, and the Fund may therefore have used fair value pricing, if, among other things, the valuation committee believed that the price determined did not reflect a fair value of the security or that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Funds monitored for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing

10

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a portfolio security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair values utilized by the Fund as described above may differ from the value realized on the sale of those securities and the differences may have been material to the NAV of the Fund.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.

The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make such markets also heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

(b)	Fair value measurements – Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments

11

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes the Fund’s investments, by major security type, based on the inputs used to determine their fair values as of March 31, 2012 (in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Equity Securities(1)
Developed Markets	$26,081	$-	$-	$26,081
Emerging Asia	401,910	42	3,122	405,074
Emerging Europe, Middle East & Africa	168,749	4,343	-	173,092
Latin America	229,256	-	-	229,256
Repurchase Agreements	-	26,480	-	26,480
Total	$825,996	$30,865	$3,122	$859,983

(1)	See the Fund’s Schedule of Investments for sector or country classifications.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. At September 30, 2011, the fair market values of certain securities were adjusted, resulting in their Level 2 classification, due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE. Transfers from Level 2 to Level 1 for the Fund as of March 31, 2012 were approximately $552,475,000.

As of March 31, 2012, the reconciliation of assets for which significant unobservable inputs (Level 3) were used to determine fair value is as follows (in thousands):

Emerging Markets(1)
Balance as of September 30, 2011	$-
Transfers into Level 3(2)	3,122

Balance as of March 31, 2012	$3,122

Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2012	$-

(1)	All Level 3 securities were equity securities with a regional classification of Emerging Asia.
(2)	Transferred from Level 2 to Level 3 because of lack of observable market data due to a halt in trading.

12

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(c)	Taxes – No provision was made for federal income taxes or excise taxes since the Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Fund may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Fund has analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2008 through 2011) and has concluded that as of March 31, 2012, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and each state’s department of revenue.

The Fund may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” on the accompanying Statement of Operations. The amount of foreign tax owed, including withholding taxes on foreign dividends, is included in “Payable for foreign taxes” on the accompanying Statement of Assets and Liabilities.

(d)	Portfolio transactions – In determining the Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable regulations. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of the Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

The Fund may enter into (a) foreign currency spot contracts and (b) foreign currency forward contracts. Foreign currency spot contracts are used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are used to hedge against foreign currency exchange rate risks on non-U.S. dollar denominated investment securities. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and recorded in the Statement of Assets and Liabilities. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statement of Operations.

13

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Fund could be exposed to loss if the counterparties fail to perform under these contracts. For the six months ended March 31, 2012, the Fund entered only into forward currency spot contracts. Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – The Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Fund’s custodian and in the event of default on the obligation of the counterparty to repurchase, the Fund had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(g)	Depositary receipts – The Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)	Equity-linked participation certificates – The Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity-linked participation certificates and the Fund’s potential loss is limited to the purchase price of the securities. The Fund is exposed to credit risk associated with the counterparty to the transaction, which is monitored by Fund management on a periodic basis.

(i)

Transfer agent and authorized agent fees – The Fund paid fees to, and reimbursed expenses of, the Fund’s transfer agent. In addition, the Fund has authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders for Advisor Shares on the Fund’s behalf. Many authorized agents charged a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. The fee was either based on the number of accounts to which the authorized agent provided such services, or was a percentage, as of March 31, 2012 up to 0.40% annually, of the average value of Fund shares held in such accounts. The Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Fund’s transfer agent or other service providers if the

14

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

shares were registered on the books of the Fund. The balance of the fees incurred was paid by the Adviser. The Fund’s expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statement of Operations. The table below shows the portion of the total fees and expenses to the Fund’s transfer agent and the fees to authorized agents incurred by each class of the Fund during the six months ended March 31, 2012 (in thousands).

	Six Months Ended 3/31/12
	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Institutional Shares	$11	$-	$11
Advisor Shares	34	346	380

(j)	Commission recapture – The Fund had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. The Fund received no such cash rebates during the six months ended March 31, 2012.

(k)	Use of estimates – The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(l)	Indemnifications – In the normal course of business, the Fund has entered into contracts in which the Fund agrees to indemnify the other party or parties against various potential costs or liabilities. The Fund’s maximum exposure under these arrangements is unknown. No claim was made for indemnification pursuant to any such agreement of the Fund.

(m)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Fund. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. The Fund

15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Fund waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Fund’s prospectus.

(n)	New accounting pronouncement – In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRS”). ASU No. 2011-4 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and disclosing information about fair value measurements in accordance with GAAP and IFRS. ASU No. 2011-4 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Fund’s management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

(3)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Fund. In exchange for those services, Emerging Markets Fund paid a monthly management fee to the Adviser at the annual rate of 1.05% of the Fund’s average daily net assets.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Fund. Each director who was not an affiliated person of the Adviser received an annual retainer of $200,000, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. The amount of the annual retainer increases by $10,000 with each new series of Artisan Funds. In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an annual retainer of $30,000, payable quarterly. These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the directors under the plan, deferred amounts would be invested in shares of Artisan Funds as selected by the individual directors. The Fund would purchase shares of Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. As of March 31, 2012, no directors have elected to participate in the deferred compensation plan.

Shares of Artisan Funds were offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Fund were paid by the Adviser.

16

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(4)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in August 2012, under which each Fund may borrow up to $75 million, provided that such borrowing does not exceed the least of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the loan, (b) the maximum amount the Fund may borrow under applicable law, (c) the limitations included in the Fund’s prospectus, or (d) any limitations on borrowings in any agreement with any governmental authority or regulator; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.10% on the unused portion of the line of credit and interest was charged on any borrowings at the current Federal Funds rate plus 1.25%. The commitment fee is allocated to each Fund based on net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the six months ended March 31, 2012, the Fund had maximum borrowings of $1,931,000.

(5)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the six months ended March 31, 2012 were $138,524,000 and $93,658,000, respectively.

(6)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized depreciation on investments as of March 31, 2012 were as follows (in thousands):

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation on Investments
$927,789	$76,553	$(144,359)	$(67,806)

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the six months ended March 31, 2012 and the year ended September 30, 2011 were as follows (in thousands):

Six Months Ended 3/31/12		Year Ended 9/30/11
Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
$5,789	$1,873	$5,180	$ -

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of United States generally accepted accounting principles. These differences were due to differing treatments for such items as net short- term gains, passive foreign investment company transactions and foreign currency transactions.

Additional tax information as of and for the year ended September 30, 2011 follows (in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Gain	Post-October Losses	Other Deferred Gains (Losses)(1)
$5,629	$1,871	$ -	$(3,671)

(1)

Other deferred gains and losses relate to (a) gains or losses on transactions that occurred subsequent to year end that affected the distributable earnings at September 30, 2011 such as wash sales, (b) unrealized gains and losses on open foreign currency contracts and (c) other items.

For the year ended September 30, 2011, the Fund used $10,901,000 of capital loss carryovers.

18

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(7)	Fund share activities:

Capital share transactions for the Fund were as follows (dollar values in thousands):

	EMERGING MARKETS
Six months ended March 31, 2012	Institutional Shares	Advisor Shares
Proceeds from shares issued	$168,860	$66,965
Net asset value of shares issued in reinvestment of dividends and distributions	4,973	2,064
Cost of shares redeemed(1)	(25,335)	(127,881)

Net increase (decrease) from fund share transactions	$148,498	$(58,852)

Shares sold	13,992,456	5,351,576
Shares issued in reinvestment of dividends and distributions	440,061	182,171
Shares redeemed	(1,964,501)	(10,354,783)

Net increase (decrease) in capital shares	12,468,016	(4,821,036)

	EMERGING MARKETS
Year ended September 30, 2011	Institutional Shares	Advisor Shares
Proceeds from shares issued	$208,436	$302,182
Net asset value of shares issued in reinvestment of dividends and distributions	3,270	1,764
Cost of shares redeemed(1)	(18,510)	(104,406)

Net increase from fund share transactions	$193,196	$199,540

Shares sold	13,451,736	19,672,672
Shares issued in reinvestment of dividends and distributions	208,694	112,253
Shares redeemed	(1,368,082)	(7,374,302)

Net increase in capital shares	12,292,348	12,410,623

(1)	Net of redemption fees of:

	3/31/2012	9/30/2011
Emerging Markets - Institutional Shares	$19	$29
Emerging Markets - Advisor Shares	$13	$26

(8)	Subsequent Events

The Fund evaluated subsequent events through the date of issuance of the Fund’s financial statements and has determined there is no impact to the Fund’s financial statements.

19

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual Expenses

The first line below the Fund’s name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below the Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for the six months ended March 31, 2012 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period 10/1/2011-3/31/2012(1)
Artisan Emerging Markets Fund - Advisor Shares
Actual	$1,000.00	$1,178.80	$7.90
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.31

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended March 31, 2012 (shown below), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six Month Period Ended March 31, 2012
Artisan Emerging Markets Fund - Advisor Shares	1.45%

20

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“APLP”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to investment advisory agreements dated May 10, 2006 (Emerging Markets Fund); February 9, 2010 (Global Equity Fund); August 9, 2007 (Global Value Fund); December 28, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); January 25, 2001 (Mid Cap Value Fund); May 15, 2008 (Growth Opportunities Fund); February 9, 2006, as amended December 1, 2010 (Value Fund); March 27, 1995 (Small Cap Fund); and August 20, 1997 (Small Cap Value Fund) (together, the “Investment Advisory Agreements”). Artisan Partners UK LLP (“Artisan UK,” and together with APLP, “Artisan Partners”) is the sub-adviser to Global Equity Fund and, with APLP, manages the investment of Global Equity Fund’s assets. Artisan UK is subject to the general supervision of APLP pursuant to an investment sub-advisory agreement dated February 9, 2010 (the “Sub-advisory Agreement,” and together with the “Investment Advisory Agreements,” the “Advisory Agreements” and each, an “Advisory Agreement”).

Each Advisory Agreement may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Investment Advisory Agreement provides that APLP shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the Investment Advisory Agreement, except by reason of willful misfeasance, bad faith, or gross negligence on the part of APLP in the performance of its duties or from reckless disregard by APLP of its obligations and duties under the Investment Advisory Agreement. The Sub-advisory Agreement provides that Artisan UK shall not be liable for any loss suffered by APLP or a Fund as a consequence of any act or omission in connection with or pursuant to the Sub-advisory Agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan UK in the performance of its duties or by reason of reckless disregard by Artisan UK of its obligations and duties under the Sub-advisory Agreement. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The directors of Artisan Funds held a special meeting of the board on October 28, 2011 (the “Special Meeting”), at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for the period from December 1, 2011 through November 30, 2012. The primary purpose of the Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

Prior to the Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners provided materials to the directors in response to that request, other information Artisan Partners believed was useful in evaluating the continuation of the Advisory Agreements and

21

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to peer groups and peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification originally selected by Lipper. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ Advisory Agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the Special Meeting concerning the following:

•

Artisan Partners’ personnel and methods, including: Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel, including incentive and retirement plans, and Artisan Partners’ assessment of recent hiring and retention experience; the compensation structure for Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ investment personnel devoted to the Funds; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ advisory personnel;

•

The terms of each Advisory Agreement, including: a list of services performed by Artisan Partners; how the services performed by Artisan Partners under each Advisory Agreement differ from: (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies, and restrictions; Artisan Partners’ standard of care; and termination provisions;

•

Each Fund’s short- and long-term investment performance, including comparisons for various time periods with (a) other Artisan Partners client accounts managed in the same investment strategy, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

•	Litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations of the Securities and Exchange Commission (the “SEC”);

22

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

•

Information regarding fee arrangements, including: a comparison of the Funds’ total expenses and total expense ratios with other mutual funds (taking into account factors bearing on comparability, such as size, account-level charges, and investment objective); the structure of the advisory fees, including the method of computing fees and the frequency of payment of fees; a comparison of the advisory fees charged by Artisan Partners to the Funds with the advisory fees charged by other advisory organizations for managing mutual funds and other accounts, especially funds and accounts having similar investment goals and providing similar service; voluntary or contractual advisory fee limitations or reductions and relationship of fees to any fee limitation; the possible cost savings by Artisan Partners, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased size; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners for managing other accounts including other mutual funds to which Artisan Partners provides sub-advisory services, with similar investment goals, including an explanation of any material differences, as well as any differences attributable to variations in service levels; information regarding other expenses, including expenses incurred by each of: (a) APLP, as adviser and administrator, (b) Artisan UK, as sub-adviser, (c) Artisan Partners Distributors LLC, as the principal underwriter, and (d) the Funds; custodian, shareholder servicing and transfer agent fees; and information regarding payments to financial intermediaries;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from its relationship with the Funds, in addition to the advisory fees, including receipt of research paid for with commissions and the benefits to Artisan Partners in attracting and retaining other clients; and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution; allocation of brokerage for research and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased with Artisan Partners’ cash; research available for purchase by cash; the execution of portfolio transactions through brokers who sell the Funds’ shares and steps taken to comply with Rule 12b-1(h) under the 1940 Act; and portfolio turnover rates;

•	Artisan Partners’ financial condition and stability and financial arrangements between Artisan Partners and its parent organization;

•

The profitability to Artisan Partners of its relationship with each Fund, including: unaudited schedules showing Artisan Partners’ revenue, expenses and profits in providing services to the Funds on a Fund-by-Fund basis; the assumptions and allocation methodologies utilized for profitability analysis; Artisan Partners’ profit margins; and comparisons with Artisan Partners’ profit margins on other accounts managed by Artisan Partners; and

•

Potential conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; the basis of decisions to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; the basis of allocating purchases and sales of the same security, including initial

23

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

public offerings, among the Funds and other clients of Artisan Partners; the possible advantages, including economies of scale, and disadvantages in having an investment adviser that has other clients; Artisan Partners’ investments on its own behalf and possible conflicts with the Funds; and Artisan Partners’ code of ethics.

At the end of the Special Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel to discuss the materials presented. Following the Special Meeting, the directors requested follow-up information from Artisan Partners on the Funds’ non-management expenses and descriptions of non-portfolio management services provided by Artisan Partners to (a) the Funds, (b) funds for which Artisan Partners serves as sub-adviser, and (c) Artisan Partners’ separate account clients, which Artisan Partners provided prior to the November 7 and 8, 2011 board meeting.

On November 7 and 8, 2011, the independent directors met separately in executive sessions with their independent counsel to review and discuss all relevant information, including the follow-up information, regarding the continuation of the Advisory Agreements and the information presented and discussed at the Special Meeting. At the November 8th meeting, the independent directors and their independent counsel reviewed with the full board the information discussed at the Special Meeting and during the executive sessions held on November 7th and 8th. The directors then considered whether any further discussion or review was necessary, concluding that the Special Meeting and the information reviewed by the independent directors at the November 8th meeting provided a strong basis for considering the continuation of the Advisory Agreements. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. The directors concluded that each of International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Value Fund, and Small Cap Value Fund had met its long-term performance standards by adhering to its investment strategy and outperforming its peers over long-term periods. The directors also concluded that each of Global Value Fund, Growth Opportunities Fund, and Global Equity Fund had adhered to its investment strategy and performed satisfactorily or better since inception periods. In addition, the directors concluded that Small Cap Fund had adhered to its investment strategy, that changes to the investment management team of Small Cap Fund had contributed to improved performance over the short-term, and that prospects for the performance of that Fund over the long-term appeared favorable. The directors also concluded that Emerging Markets Fund had adhered to its investment strategy and philosophy over its medium-term (four-year) operating history and noted that performance should be viewed over a long-term full market cycle.

The costs of services to be provided and profits to be realized by Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners, and the

24

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

profits realized, are reasonable in relation to the nature and quality of services provided, and in comparison to fees charged by mutual funds considered by Lipper to be in the same peer category or universe.

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors also concluded that the shareholders of International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Value Fund, and Value Fund have appropriately benefited from economies of scale under the management fee structures in the Advisory Agreements. The directors concluded that the shareholders of each of Global Equity Fund, Global Value Fund, Growth Opportunities Fund, and Small Cap Fund are expected to benefit from economies of scale as soon as each Fund’s assets reach the level at which the Fund will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreements. It was also concluded that Artisan Partners had not achieved (nor was it likely to achieve) economies of scale in the management of International Small Cap Fund because the Fund closed at a small asset level. The directors also concluded that Artisan Partners had appropriately put in place a low initial fee schedule in lieu of breakpoints for Emerging Markets Fund.

Comparisons of the services to be rendered and the amounts to be paid under the investment advisory agreement with those under other investment advisory agreements. The directors concluded that the costs of the services provided by Artisan Partners, and the profits realized, are reasonable in relation to the nature and quality of services provided and in comparison to (i) the fees charged by mutual funds considered by Lipper to be within the same peer category or universe and (ii) the fees charged and the array of services offered to other Artisan Partners clients, including its separate account clients and mutual funds for which it serves as sub-adviser.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two primary fall-out benefits: (1) the potential conversion of Fund shareholders to separate account clients, and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of Artisan Partners’ separate account clients to Fund shareholders and from the institutional shareholders who choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients.

Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2012 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

25

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgement may consider an issuer to be from a country other than the country designated by the securities information vendors. The Adviser currently uses MSCI Inc. as its primary source and FactSet Research Systems, Inc. (“FactSet”) as a secondary source for this information. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Fund’s data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

26

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 866.574.1770. That information also is included in Artisan Funds’ statement of additional information, which is available without charge, on Artisan Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

27

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

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ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 866.574.1770

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of March 31, 2012 are included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Not applicable for semiannual reports

	(2)	Certifications of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/S/ ERIC R. COLSON
Eric R. Colson
Principal Executive Officer

Date:	June 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ERIC R. COLSON
Eric R. Colson
Principal Executive Officer

Date:	June 5, 2012

By:	/S/ GREGORY K. RAMIREZ
Gregory K. Ramirez
Principal Financial Officer

Date:	June 5, 2012